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LORD ABBETT

NATIONAL TAX-FREE INCOME FUND
NEW YORK TAX-FREE INCOME FUND
TEXAS TAX-FREE INCOME FUND
NEW JERSEY TAX-FREE INCOME FUND
CONNECTICUT TAX-FREE INCOME FUND
MISSOURI TAX-FREE INCOME FUND
HAWAII TAX-FREE INCOME FUND
WASHINGTON TAX-FREE INCOME FUND
MINNESOTA TAX-FREE INCOME FUND
CALIFORNIA TAX-FREE INCOME FUND


1999 ANNUAL REPORT

Funds that seek to provide attractive levels of tax-advantaged income

REPORT TO SHAREHOLDERS

For the Fiscal Year Ended September 30,1999

               Lord Abbett Tax-Free Income Fund completed its fiscal year on September 30, 1999 with aggregate net assets of $1.7 billion. Please see the inside front cover of this report for individual net assets and performance of each Fund.

               What started out as a good year for municipal bonds turned sour in the later part of 1999 as municipal bond yields backed up from lower levels earlier in the year. The municipal market enjoyed an early rally spurred by strong demand as investors took advantage of the cheapness of tax-free bonds in relation to Treasuries. However, as interest rates began to climb in the spring amid worries of renewed inflation and subsequent Federal Reserve Board increases in the Federal Funds Rate, yields on tax-free bonds rose and prices declined.

               Over the summer, a number of factors contributed to excess supply of municipal paper relative to demand, which in turn kept interest rates on tax-free bonds high in relation to Treasuries. Property and casualty insurance companies, traditionally large buyers of municipal bonds, became net sellers as lower insurance profits reduced their need for tax-free income. At the same time, less traditional institutional buyers, such as life insurance companies, became heavy sellers. In addition, as interest rates rose on all fixed-income securities, individual investors were more reluctant to purchase bonds. The flood of extra supply, resulting from a high level of selling, and in some instances, from issuers trying to have bonds underwritten before year end, temporarily overwhelmed demand for municipals and forced yields to move significantly higher.

               While these periods of market weakness do have an impact on the value of your portfolio, they also present opportunities for us to purchase high-quality, long-term bonds at very attractive yields. Currently, inflation remains low and the Federal Reserve seems resolved to prevent any sustained increase. While difficult to justify, given the low inflation the economy continues to enjoy, we would consider any additional increase in the Federal Funds Rate by the Federal Reserve as an "insurance move" given that today's high rates are only beginning to impact the economy. We anticipate that the factors that resulted in the yields on tax-free bonds increasing more than the yields on Treasuries will prove to be temporary. Once supply and demand fall more in line, tax-free bonds should rally relative to Treasuries.

               We believe municipal bonds remain extremely attractive from a relative value perspective, offering tax-free yields equivalent to nearly 98% of the yield of Treasuries.(1) We continue to emphasize highly liquid, high-quality bonds that offer attractive levels of income.

               Thank you for including the Lord Abbett Tax-Free Income Fund as part of your diversified investment portfolio. We look forward to helping you attain your financial goals in the years ahead.

          (1) Unlike U.S. Treasury securities, an investment in the Fund is neither insured nor guaranteed by the U.S. Government.

               RISK: All or a portion of income derived from this portfolio may be subject to the Federal Alternative Minimum Tax. The Fund has the ability to invest in derivatives, including options, financial futures, options on financial futures and residual interest bonds (also known as "inverse floaters"). These instruments involve special risks.



--------------------------------------------------------------------------------
ROBERT S. DOW
CHAIRMAN

OCTOBER 8, 1999

"We believe municipal bonds remain extremely attractive from a relative value perspective, offering tax-free yields equivalent to nearly 98% of the yield of Treasuries."

FUND FACTS

All Funds managed by Lord Abbett emphasize high quality, call protection and total return potential. Portfolio quality shown as of 9/30/99.

Lord Abbett's Focus on Quality

NATIONAL TAX-FREE       NEW YORK TAX-FREE     CONNECTICUT TAX-FREE    MISSOURI TAX-FREE    HAWAII TAX-FREE
INCOME FUND             INCOME FUND           INCOME FUND             INCOME FUND          INCOME FUND

AAA    59.1%            AAA     68.3%         AAA     53.0%           AAA    59.7%         AAA    70.3%
 AA    23.4%             AA     10.2%          AA     19.5%            AA    28.5%          AA     6.4%
  A    12.9%              A     10.0%           A      4.8%             A     4.9%           A    14.3%
BBB(1)  4.6%            BBB(1)  11.5%         BBB(1)  18.4%           BBB(1)  6.9%         BBB     9.0%

TEXAS TAX-FREE          NEW JERSEY TAX-FREE   WASHINGTON TAX-FREE     MINNESOTA TAX-FREE   CALIFORNIA TAX-FREE
INCOME FUND             INCOME FUND           INCOME FUND             INCOME FUND          INCOME FUND

AAA    63.9%            AAA     75.4%         AAA     60.6%           AAA    51.4%         AAA    79.3%
 AA    19.2%             AA     10.1%          AA     32.6%            AA    34.5%          AA    15.4%
  A    13.9%              A      8.3%           A      6.1%             A     7.5%           A     3.0%
 BB     1.2%            BBB(1)   6.2%         BBB(1)   0.7%           BBB     6.6%         BBB(1)  2.3%
BBB(1)  1.8%



Lord Abbett's Tax-Free Record and SEC-Required Information as of 9/30/99 for Class A Shares

                                             NATIONAL        NEW YORK       TEXAS        NEW JERSEY   CONNECTICUT      MISSOURI
                                             TAX-FREE        TAX-FREE       TAX-FREE     TAX-FREE     TAX-FREE         TAX-FREE
                                             INCOME FUND(2)  INCOME FUND(2) INCOME FUND  INCOME FUND  INCOME FUND      INCOME FUND
-----------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                 4/2/84        4/2/84       1/20/87       1/2/91       4/1/91            5/31/91
Net Assets (in millions)                          $542.6        $248.5         $84.5       $163.2       $111.8             $125.8
Dividend Distribution Rate at Net Asset Value(5)   5.12%         5.25%         5.28%        5.31%        5.22%              5.05%

-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value:

 1 Year                                           -3.85%        -3.23%        -4.96%       -3.73%       -3.04%             -2.25%
10 Years or Life of Series                         6.80%         6.37%         6.94%        6.90%(7)     6.52%(7)           6.43%(7)
30-Day SEC Yield(8)                                4.54%         4.95%         4.84%        4.99%        4.89%              4.29%

-----------------------------------------------------------------------------------------------------------------------------------
Average  Annual Rate of Total  Return(6) at the Class A Share  Maximum  Offering
Price:

 1 Year                                           -6.90%        -6.30%        -8.10%       -6.90%       -6.20%             -5.40%
 5 Years                                           5.40%         4.76%         5.29%        5.19%        5.19%              5.13%
10 Years or Life of Series                         6.45%         6.01%         6.60%        6.50%(7)     6.12%(7)           6.01%(7)


                                                 HAWAII       WASHINGTON   MINNESOTA      CALIFORNIA
                                                 TAX-FREE     TAX-FREE     TAX-FREE       TAX-FREE
                                                 INCOME FUND  INCOME FUND  INCOME FUND(3) INCOME FUND(2)
-----------------------------------------------------------------------------------------------------------------------------------
Date of Inception                                 10/28/91     4/15/92     12/27/94           9/3/85(4)
Net Assets (in millions)                             $71.6       $51.8        $19.8             $207.1
Dividend Distribution Rate at Net Asset Value(5)     4.96%       5.13%        5.52%              5.08%

-----------------------------------------------------------------------------------------------------------------------------------
Average Annual Rate of Total Return(6) at Net Asset Value

 1 Year                                             -3.31%      -4.17%       -2.72%             -4.09%
10 Years or Life of Series                           6.00%(7)    6.27%(7)     5.99%(7)           6.45%
30-Day SEC Yield(8)                                  4.81%       5.12%        5.14%              4.74%

-----------------------------------------------------------------------------------------------------------------------------------
Average  Annual Rate of Total  Return(6) at the Class A Share
Maximum Offering Price Price:

 1 Year                                             -6.60%      -7.30%       -5.90%             -7.20%
 5 Years                                             5.18%       5.63%            -              4.65%
10 Years or Life of Series                           5.56%(7)    5.80%(7)     5.27%(7)           6.11%


(1) Includes holdings which are not rated by independent ratings services but are, in Lord Abbett's opinion, of comparable quality.

(2) For specific Class share performance, please see each Fund's Financial Highlights (pages 36, 37 and 42).

(3) Returns and yield for Minnesota Tax-Free Income Fund reflect a voluntary waiver of Lord, Abbett & Co.'s management fee. Absent this waiver, the Fund's returns and yield would have been lower. Lord, Abbett & Co. may revise or terminate this waiver at any time.

(4) Date shown is inception of a substantially similar predecessor fund that became the Fund effective 7/15/96.

(5) Dividend Distribution Rate at Net Asset Value: The dividend distribution rate is calculated by dividing the dividends of a class derived from net investment income during a stated period by the net asset value on the last day of the period.

(6) Total return is the percent change in value with dividends and capital gains reinvested. In the event a portfolio invests in private activity bonds, the interest income derived therefrom may increase the Federal Alternative Minimum Tax liability for shareholders subject to that tax. In the event a portfolio does not invest entirely in municipal bonds, federal, state and/or local taxes (as applicable) may be applicable to interest income of such Fund.

(7)  Since inception.

(8) 30-Day SEC Yield: The 30-day SEC yield for each class of shares is calculated by dividing annualized net investment income per share during a recent 30-day period by the maximum offering price per share on the last day of that period.

     The results quoted in this summary represent Class A share past performance, which is no indication of future results. The investment return and principal value of an investment in the Series will fluctuate so that shares, on any given day or when redeemed, may be worth more or less than their original cost.

     The respective SEC-required uniformly computed average annual rates of total return are at the Class A share maximum sales charge of 3.25%. Effective May 3, 1999, the maximum sales charge was reduced from 4.75% to 3.25%.

     Lord Abbett's National, California and New York Tax-Free Income Funds also offer other classes of shares having varying fees and expenses.

     See Important Information on page 1.

Important Information

Each portfolio may invest up to 20% of its net assets in residual interest bonds ("RIBs"). RIBs, sometimes referred to as inverse floaters, are debt instruments with a floating or variable interest rate that moves in the opposite direction of the interest rate on another security or the value of an index. Changes in the interest rate on the other security or index inversely affect the residual interest paid on the RIB, with the result that when interest rates rise, RIBs make lower interest payments and values fall faster than fixed-rate bonds. But when interest rates fall, not only do RIBs make higher interest payments, their values also rise faster than fixed-rate bonds. If used as sales material after 12/31/99, this report must be accompanied by Lord Abbett's Performance Quarterly for the most recently completed calendar quarter.

A Note About Year 2000 Matters

As you may know, there has been extensive media coverage about possible problems that may arise as a result of uncertainties about the ability of computers to "understand" dates using the Year 2000. Potentially, these problems could disrupt the services and systems that the Funds rely on in theirdaily operations.

As a general matter, we believe the financial industry has taken a leadership role addressing Year 2000 (Y2K) issues which should help to inspire confidence among concerned investors. More specifically, Lord Abbett, Lord Abbett Distributor LLC and the Funds' transfer agent, custodian and other providers of services critical to the Funds have been actively working on reviewing and replacing or updating computer systems and computer-to-computer interfaces, as needed. Each has completed or is in the process of testing new or revised systems and interfaces and generally expects that their systems, as well as those of their key external service providers, will be ready to handle Y2K without significant problems. Furthermore, the Funds have been routinely taking each company's Y2K preparations into account when considering or reviewing investments.

In summary, while the Y2K problem is unprecedented and we cannot completely eliminate the possibility that the Funds could be affected in some way, we are confident that all parties involved are taking appropriate steps to resolve Y2K concerns.

Statement of Net Assets

National Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Education 15.29%           Allegheny Cnty PA Higher Ed Bldg Auth Rev Robert Morris College
                           ACA+ 6.00% 5/1/2028                                                     A        $ 2,755     $ 2,789,437

                           Coastal Carolina Univ SC Rev AMBAC+ 5.30% 6/1/2022                    Aaa          3,765       3,572,044

                           Colorado Sch Mines Aux Fac Rev Enterprise MBIA+ 5.00% 12/1/2028       AAA            465         406,294

                           Connecticut St Higher Ed Supplemental Ln Auth Rev Ser A
                           AMT+++ 7 3/8% 11/15/2005                                               A1             65          65,856

                           Connecticut St Hlth & Ed Fac Auth Rev Fairfield Univ Ser I
                           MBIA+ 5 1/4% 7/1/2025                                                 AAA          1,000         940,000

                           Connecticut St Hlth & Ed Fac Auth Rev Fairfield Univ Ser I
                           MBIA+ 5 1/2% 7/1/2029                                                 AAA          1,000         970,000

                           Connecticut St Hlth & Ed Fac Auth Rev Quinnipiac College Ser E
                           FSA+ 4 3/4% 7/1/2028                                                  AAA          2,950       2,489,062

                           Delaware St Econ Dev Auth Rev DE St Univ Proj MBIA+ 5 1/4% 10/1/2017  AAA          2,490       2,415,300

                           Dinwiddie Cnty VA Ind Dev Auth Rev Dinwiddie Sch Proj Ser A
                           MBIA+ 6.00% 2/1/2018                                                  AAA            650         660,562

                           District of Columbia Rev Amer College Obstetrician
                           AMBAC+ 4 3/4% 8/15/2018                                               Aaa          1,250       1,075,000

                           District of Columbia Rev Catholic Univ America Proj
                           AMBAC+ 5 5/8% 10/1/2029                                               AAA          1,250       1,200,000

                           District of Columbia Rev Georgetown Univ Ser A MBIA+ 6.00% 4/1/2018   AAA            900         919,125


                                                                               1


Statement of Net Assets

National Tax-Free IncomE fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           District of Columbia Rev Gonzaga College High Sch
                           FSA+ 5 3/8% 7/1/2019                                                  AAA        $ 1,000      $  943,750

                           Greenville Cnty SC Univ Ctr Univ Ctr Proj Ser A
                           AMBAC+ 5 1/4% 4/1/2019                                                AAA            520         490,750

                           Indiana St Ed Fac Auth Rev 6.65% 3/1/2019                             Aaa         10,740      11,693,175

                           Massachusetts St Dev Fin Agy Rev Applewild Sch Issue
                           ASSET GTY+ 5 3/4% 8/1/2019                                             AA            365         356,331

                           Massachusetts St Dev Fin Agy Rev Boston Univ Ser P 6.00% 5/15/2059     A3          2,000       1,952,500

                           Massachusetts St Dev Fin Agy Rev Brooks Sch Issue Ser B
                           MBIA+ 5.00% 7/1/2029                                                  Aaa          1,000         866,250

                           Massachusetts St Dev Fin Agy Rev Curry College Ser A
                           ACA+ 5 3/8% 3/1/2019                                                    A            500         466,875

                           Massachusetts St Hlth & Ed Fac Auth Rev Boston College Issue Ser L
                           4 3/4% 6/1/2031                                                       Aa3            750         608,437

                           Massachusetts St Hlth & Ed Fac Auth Rev Northeastern Univ Ser G
                           MBIA+ 5.00% 10/1/2028                                                 AAA            300         260,250

                           Massachusetts St Hlth & Ed Fac Auth Rev Univ MA Med Sch Resh Ser A
                           CONNIE LEE+ 6.00% 7/1/2023                                            AAA          1,175       1,191,156

                           Massachusetts St Hlth & Ed Fac Auth Rev Wellesley College Ser F
                           5 1/8% 7/1/2039                                                       Aa1          1,500       1,323,750

                           Minnesota St Higher Ed Fac Auth Rev Hamline Univ Ser 5-B
                           6.00% 10/1/2029                                                      Baa1            750         743,437

                           Monroe Cnty NY Ind Dev Agy Rev Student Hsg Ser A 5 3/8% 4/1/2029     Baa3            500         444,375

                           New Jersey Econ Dev Auth Rev Princeton Jr Sch Inc 1996 Proj
                           7.00% 5/1/2020                                                       BBB*            980       1,005,725

                           Northern IL Univ Rev Auxiliary Fac Sys FGIC+ 5 3/4% 4/1/2022          Aaa          3,000       2,996,250
                           Oklahoma St Capitol Impt Auth Ser A MBIA+ 5 1/2% 9/1/2017             AAA            500         493,750

                           Oregon Hlth Sciences Univ Rev Cap Apprec Ser A
                           MBIA+ Zero Coupon 7/1/2021                                            AAA          6,000       1,732,500

                           Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
                           RIBs AMBAC+ AMT+++ 8.21% 3/1/2022++                                   AAA          4,500       4,792,500

                           Pennsylvania St Higher Ed Assistance Agy Student Ln Rev
                           RIBs AMBAC+ AMT+++ 9.27% 9/1/2026++                                   AAA          2,000       2,337,500

                           Pennsylvania St Higher Ed Fac Auth Rev College & Univ Trustees
                           4 5/8% 7/15/2030                                                       AA         10,000       8,000,000

                           Pennsylvania St Higher Ed Fac Auth Rev Drexel Univ                    AAA          3,550       3,066,312
                           MBIA+ 4.65% 5/1/2018

                           Private Colleges & Univ Auth GA Student Ln Rev Ser B
                           AMT+++ 5.00% 11/1/2033                                                Aa1            400         342,000

                           Private Colleges & Univ Auth GA Emory Univ Ser A 6.40% 10/1/2023      Aa1            310         327,437

                           Private Colleges & Univ Auth GA Emory Univ Proj Ser A 5 1/2%
                           11/1/2025                                                             Aa1          1,500       1,441,875

                           Private Colleges & Univ Auth GA Mercer Univ Proj Ser A 5 1/4%
                           10/1/2025                                                              A3          1,100         994,125

                           Puerto Rico Ind Tourist Ed Med Ana G Mendez Univ Sys Proj             BBB            500         467,500
                           5 3/8% 2/1/2019

                           Rensselaer Cnty NY IDA Polytechnic Inst Dorm Proj Ser A
                           5 1/8% 8/1/2029                                                        A+          1,225       1,087,188

                           Rhode Island St Hlth & Ed Bldg Rev Higher Ed Fac Brown Univ
                           6.00% 9/1/2025                                                        Aa1          7,465       7,614,300

                           Rhode Island St Hlth & Ed Bldg Rev Higher Ed Fac Brown Univ
                           5.00% 9/1/2028                                                        Aa1            850         742,688

                           Texas St Higher Ed Coord Brd College Student Ln Rev Sr Lien
                           AMT+++ 7.70% 10/1/2025                                                  A            400         412,500

                           University Akron OH Gen Rcpt FGIC+ 5 3/4% 1/1/2029                    AAA          4,750       4,708,438

                           University NC Sys Pool Rev Ser B MBIA+ 4 1/2% 10/1/2023               AAA            230         188,025

                           University NC Univ Rev Comp Int Util Sys Zero Coupon 8/1/2019         Aa2          1,100         354,750

                           University NC Univ Rev Comp Int Util Sys Zero Coupon 8/1/2021         Aa2          6,510       1,839,075

                           University TX Univ Rev Fin Sys Ser A 5.70% 8/15/2020                  AAA          2,000       1,987,500

                           University WY Univ Rev Fac Impt MBIA+ 5 1/2% 6/1/2019                 AAA            500         484,375

2


Statement of Net Assets

National Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Vermont Ed & Hlth Bldgs Fin Agy Rev Middlebury College Proj
                           6.00% 11/1/2013                                                        AA        $ 1,450     $ 1,517,063

                           Virginia St Pub Sch Auth Ser A 6.20% 8/1/2014                         Aa1          1,500       1,588,125

                           Wayne St Univ MI Univ Rev AMBAC+ 5.65% 11/15/2015                     AAA            215         215,269

                           Wisconsin St Hlth & Ed Fac Auth Rev Marquette Univ
                           MBIA+ 4 3/4% 6/1/2023                                                 AAA          2,000       1,685,000

                           Total                                                                                         91,265,486
===================================================================================================================================
Finance .91%               Delaware VY PA Regl Fin Auth Loc Govt Rev Ser C
                           AMBAC+ 7 3/4% 7/1/2027                                                AAA          1,000       1,273,750

                           Indiana Bd Bk Rev St Revolving Fund Prog Ser A 6 3/4% 2/1/2017        AAA            500         545,000

                           Iowa Fin Auth Rev IA St Revolving Fd Comb Ser 6 1/4% 5/1/2024          A+          3,400       3,587,000

                           Total                                                                                          5,405,750
===================================================================================================================================
General Obligation 12.00%  Anchor Bay MI Sch Dist FGIC+ 4 3/4% 5/1/2026                          AAA            905         756,806

                           Brunswick OH Str Impt 5 5/8% 12/1/2019                                 A1            375         373,125

                           Coopersville Area MI Pub Schs MBIA+ 5.00% 5/1/2029                    AAA          1,900       1,683,875

                           Courtland AL Wts Ser A ACA+ 6.00% 5/1/2019                              A            750         746,250

                           Dakota Cnty MN Cap Impt Ser C 4 1/2% 2/1/2001***                      Aa2          1,000       1,005,000

                           Dakota Cnty MN Cap Impt Ser C 4 1/2% 2/1/2002***                      Aa2          1,000       1,006,250

                           De Kalb & La Salle Cntys IL Cmnty Unit Sch Dist 432
                           FGIC+ Zero Coupon 2/1/2019                                            Aaa          1,160         371,200

                           Deer Park TX Indpt Sch Dist 4.00% 2/15/2019                           AAA          2,000       1,552,500

                           Dodge KS Univ Sch Dist # 443 FSA+ 4 3/8% 9/1/2018                     AAA          2,325       1,938,469

                           Douglas Cnty NE Sch Dist # 17 Millard FSA+ 4 3/4% 6/15/2017           AAA          2,225       1,983,031

                           Glen Cove NY FGIC+ 5.00% 9/15/2014                                    AAA            705         671,513

                           Hawaii St Ser CT FSA+ 5 7/8% 9/1/2019                                 AAA          2,250       2,269,687

                           Highlands Ranch Met CO Dist # 3 ACA+ 5.30% 12/1/2019                    A            700         651,875

                           Honolulu HI City & Cnty Ser D FGIC+ AMT+++ 4.45% 2/1/2005***          AAA          4,430       4,352,475

                           Idaho Falls ID Elec Defd Int FGIC+ Zero Coupon 4/1/2013               AAA          1,500         720,000

                           Kilmarnock VA Pub Impt 6 1/4% 3/1/2027                               BBB*          1,430       1,483,625

                           King Cnty WA RIBs 7.66% 12/1/2013++                                   AA*          2,000       2,142,500

                           Memphis MI Cmnty Schls FGIC+ 5 1/4% 5/1/2029                          Aaa          1,000         918,750

                           Midlothian TX Indpt Sch Dist 6.00% 2/15/2030                          Aaa          4,000       4,000,000

                           Mississippi St Cap Impt Ser B FGIC+ 4 1/4% 11/1/2018                  AAA          5,140       4,195,525

                           New York St Ser B 6.00% 8/15/2018                                       A            200         205,500

                           North Providence RI Ser A MBIA+ 6 1/8% 7/1/2016                       AAA          1,410       1,498,125

                           Ohio St Infrastructure Impt Ser A 5 1/2% 2/1/2019                     Aa1          2,000       1,962,500

                           Oregon St Alternate Energy Proj Ser A AMT+++ 5.00% 1/1/2015           Aa2          1,915       1,814,462

                           Oregon St Alternate Energy Proj Ser A AMT+++ 5.05% 1/1/2016           Aa2          1,995       1,887,769

                           Oregon St Alternate Energy Proj Ser A AMT+++ 5.10% 1/1/2017           Aa2          1,130       1,067,850

                           Oregon St Veterans Welfare Ser 76A 6.05% 10/1/2028                    Aa2          1,000       1,033,750

                           Perrysburg OH Exmp Vlg Sch Dist 5.35% 12/1/2025                       Aa3          1,200       1,138,500

                           Plymouth-Canton MI Cmnty Sch Dist FGIC+ 4.60% 5/1/2014                AAA          1,780       1,608,675

                           Port Arthur TX MBIA+ 5.00% 2/15/2021                                  AAA          1,555       1,380,062

                           Richmond VA FSA+ 5 1/2% 1/15/2018***                                  AAA          2,250       2,196,563

                           Richmond VA Pub Impt Ser B 5 1/2% 7/15/2023                            AA          3,360       3,250,800

                           Sebring OH Loc Sch Dist Classroom Fac Impt 6 1/8% 12/1/2021           Aa3            810         834,300

                           University City MO Sch Dist MBIA+ 10.00% 2/15/2008                    AAA          2,250       3,015,000

                           Washington St Ser A 5 3/4% 7/1/2014                                   Aa1          4,665       4,711,650

                           Washington St Ser A 5 3/4% 9/1/2019                                   Aa1          1,800       1,797,750

                           Washoe Cnty NV Sch Dist FGIC+ 4 1/2% 6/1/2019                         AAA          5,000       4,143,750

3


Statement of Net Assets

National Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           West Virginia St Cap Apprec Infrastructure Ser A
                           FGIC+ Zero Coupon 11/1/2026                                           AAA        $ 9,450     $ 1,901,813

                           Westport CT 5 1/4% 7/15/2015                                          Aaa          1,615       1,584,719

                           Westport CT 5 1/4% 7/15/2016                                          Aaa          1,840       1,796,300
                           Total                                                                                         71,652,294
===================================================================================================================================
Healthcare 15.34%          Chester Cnty PA Hlth & Ed Fac Auth Rev Devereux Fndtn 6.00% 11/1/2019  A-            435         426,300

                           Cobb Cnty GA Hosp Auth Rev Antic Ctfs Ser A AMBAC+ 4 3/4% 4/1/2026    AAA          1,000         831,250

                           Colorado Springs CO Hosp Rev MBIA+ 6.00% 12/15/2024                   AAA          7,765       7,949,419

                           Connecticut St Hlth & Ed Fac Auth Rev Cherry Brook
                           AMBAC+ 6.00% 11/1/2022                                                AAA          2,800       2,870,000

                           Connecticut St Hlth & Ed Fac Auth Rev Waterbury Hosp Ser B
                           FSA+ 7.00% 7/1/2020                                                   AAA          1,000       1,036,480

                           Connecticut St Hlth & Ed Fac Auth Rev Child Care Fac Prog Ser C
                           AMBAC+ 5 1/2% 7/1/2019                                                AAA            500         490,625

                           Connecticut St Hlth & Ed Fac Auth Rev Child Care Fac Prog Ser C
                           AMBAC+ 5 5/8% 7/1/2029                                                AAA            700         686,875

                           Connecticut St Hlth & Ed Fac Auth Rev Horace Bushnell Mem Hall Ser A
                           MBIA+ 5 1/2% 7/1/2019                                                 Aaa            200         192,500

                           Connecticut St Hlth & Ed Fac Auth Rev The Griffin Hosp Ser A
                           5 3/4% 7/1/2023                                                      Baa2          2,980       2,894,325

                           Connecticut St Hlth & Ed Fac Auth Rev Univ CT Fndtn Ser A
                           5 3/8% 7/1/2029                                                        A+            560         531,300

                           Cumberland Cnty PA Muni Auth Rev 1st Mtg Carlisle Hosp & Hlth
                           6.80% 11/15/2014                                                     BBB-          1,650       1,716,000

                           Cuyahoga Cnty OH Hosp Rev Univ Hosps Hlth Ser A
                           MBIA+ 5 5/8% 1/15/2013                                                AAA          2,400       2,451,000

                           Delaware Cnty PA Auth Hosp Rev Crozer Chester Med Ctr
                           ACA+ 5 3/8% 12/1/2018                                                   A          2,625       2,451,094

                           District of Columbia Rev Amer Assoc of Homes & Svcs
                           ACA+ 6.00% 7/1/2024                                                     A          1,000         986,250

                           Fairfax Cnty VA Ind Dev Auth Rev Hlth Care Inova Hlth Sys Proj
                           5 7/8% 8/15/2016                                                      Aa2          1,000       1,026,250

                           Glynn-Brunswick GA Mem Hosp Auth Rev Antic Ctfs Southeast GA Hlth
                           MBIA+ 6.00% 8/1/2016                                                  AAA            500         518,750

                           Grand Forks ND Hlth Care Sys Rev Altru Hlth Sys Oblig Group
                           MBIA+ 5.60% 8/15/2017                                                 AAA          1,625       1,602,656

                           Hanover Cnty VA Ind Dev Auth Bon Secours Hlth Sys Projs
                           MBIA+ 5 1/2% 8/15/2025                                                AAA          1,000         967,500

                           Hanover Cnty VA Ind Dev Auth Mem Regl Med Ctr Proj
                           MBIA+ 5 1/2% 8/15/2025                                                AAA          1,440       1,387,800

                           Hastings MN Hlth Care Fac Rev Regina Med Ctr ACA+ 5.30% 9/15/2028       A          1,100       1,003,750

                           Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev RIBs AMT+++
                           6.74% 12/15/2023++                                                    AAA          2,000       1,780,000

                           Illinois Hlth Fac Auth Rev Holy Cross Hosp Proj 6 3/4% 3/1/2024      Baa1          2,000       2,107,500

                           Indiana Cnty PA Hosp Auth Rev Ser A 7 1/8% 7/1/2023                    A3          1,500       1,591,875

                           Kentucky Economic Dev Fin Auth Rev South Cent Nursing Ser A
                           MBIA+ 6.00% 1/1/2027                                                  AAA          1,000       1,033,750

                           Knox Cnty TN Hlth Ed & Hsg Fac Univ Hlth Sys Inc 5 5/8% 4/1/2029     Baa1            795         720,469

                           Lorain Cnty OH Health Fac Rev Catholic Hlthcare Partners Ser A
                           AMBAC+ 5 1/2% 9/1/2029                                                AAA            725         694,188

                           Lucas Cnty OH Hosp Rev Promedia Healthcare Oblig Corp
                           AMBAC+ 5 3/8% 11/15/2039                                              AAA          1,625       1,484,844

                           Maryland St Hlth & Higher Ed Fac Auth Rev Upper Chesapeake Hosp
                           Ser A FSA+ 5 1/8% 1/1/2038                                            Aaa          3,830       3,403,912

                           Maryland St Hlth & Higher Ed Fac Auth Rev Kaiser Permanente Ser A
                           5 3/8% 7/1/2015                                                         A          4,750       4,583,750

4


Statement of Net Assets

National Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Maryland St Hlth & Higher Ed Fac Auth Rev Medlantic/Helix Ser B
                           AMBAC+ 5 1/4% 8/15/2038                                               AAA        $ 2,550     $ 2,326,875

                           Massachusetts St Dev Fin Agy Rev May Institute Issue
                           ASSET GTY+ 6.00% 9/1/2019                                              AA            750         752,813

                           Massachusetts St Hlth & Ed Fac Auth Rev Harvard Pilgrim Hlth Ser A
                           FSA+ 5.00% 7/1/2028                                                   AAA            500         430,625

                           McKean Cnty PA Hosp Auth Rev Bradford Hosp Proj ACA+ 6.00% 10/1/2013    A          3,500       3,661,875

                           Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys
                           Group Hlth Plan Proj 6.90% 10/15/2022                                   A            700         739,375

                           Montgomery AL Med Clinic Brd Hlth Care Fac Rev 7.00% 3/1/2015          A-          1,305       1,334,362

                           Nassau Hlthcare Corp NY Hlth Sys Rev FSA+ 6.00% 8/1/2016              AAA          1,000       1,031,250

                           Nassau Hlthcare Corp NY Hlth Sys Rev FSA+ 5 1/2% 8/1/2019             AAA          1,000         971,250

                           New Hampshire Hgr Ed & Hlth Fac Auth Rev Androscoggin Vly Hosp
                           5.80% 11/1/2027                                                        A-          1,000         956,250

                           New Jersey Hlth Care Fac Fin Auth Rev Ser C MBIA+ 8.60% 7/1/2017      AAA            325         334,344

                           New Jersey Hlth Care Fac Fin Auth Rev Society Of the VY Hosp Ser C
                           MBIA+ 6 5/8% 7/1/2010                                                 AAA            250         256,272

                           New Jersey Econ Dev Auth Rev 1st Mtg Cadbury Corp Proj Ser A
                           ACA+ 5 1/2% 7/1/2028                                                    A          1,000         946,250

                           New Jersey Econ Dev Auth Rev United Methodist Homes 5 1/8% 7/1/2018  BBB-          1,000         862,500

                           New York St Med Care Fac Fin Agy Rev 8 7/8% 8/15/2007                  A-          1,105       1,111,796

                           Plymouth MN Hlth Fac Rev West Hlth Proj Ser A FSA+ 6 1/8% 6/1/2024    AAA          4,000       4,135,000

                           Pottsville PA Hosp Auth Hosp Rev Hosp & Warne Clinic
                           ACA+ 55/8% 7/1/2024                                                     A            250         236,250

                           Rhode Island St Hlth & Ed Bldg Rev Hlth Fac Tockwotton Home
                           6 1/4% 8/15/2022                                                    BBB**          1,000       1,012,500

                           Rhode Island St Hlth & Ed Bldg Rev Hosp Fin ASSET                     AA           1,250       1,128,125
                           GTY+ 5.30% 7/1/2029

                           Rochester MN Hlth Care Fac Rev Ser H RIBs 7.76% 11/15/2015++          AA+          9,000       9,461,250

                           University KS Hosp Auth Hlth Fac Rev KU Hlth Sys Ser A
                           AMBAC+ 5.55% 9/1/2019                                                 AAA          1,250       1,215,625

                           Washington Cnty OH Hosp Rev Marietta Area Hlth FSA+ 4 1/2% 9/1/2023   Aaa          4,415       3,592,706

                           Wisconsin St Hlth & Ed Fac Auth Rev Aurora Hlth Care Ser B
                           5 1/2% 2/15/2015                                                       A-          1,650       1,546,875

                           Wisconsin St Hlth & Ed Fac Auth Rev Hess Mem Hosp Assn
                           ACA+ 7 7/8% 11/1/2022                                                   A          3,275       3,692,563

                           Wisconsin St Hlth & Ed Fac Auth Rev Wheaton Franciscan Svc
                           MBIA+ 6 1/2% 8/15/2011                                                AAA            415         435,231

                           Total                                                                                         91,592,374
===================================================================================================================================
Housing 11.13%             Arlington Cnty VA Ind Dev Auth Multi Fam Rev Hsg Mtg Sr Lien
                           8.00% 7/1/2015                                                        BBB*           890         915,587

                           Arlington Cnty VA Ind Dev Auth Multi Fam Rev Hsg Mtg Sr Lien
                           6.30% 7/1/2016                                                          A            500         519,375

                           Bexar Cnty TX Hsg Fin Corp Rev Coll Mtg Ser A
                           GNMA+ AMT+++ 8.20% 4/1/2022                                           AAA            585         596,700

                           Clayton Cnty GA Hsg Auth Multi Fam Hsg Rev Pointe Clear Apts
                           RIBs FSA+ AMT+++ 5.70% 7/1/2023++                                     AAA          1,000         996,250

                           Colorado Hsg Fin Auth Multi Fam Hsg Ser A AMT+++ 6.80% 10/1/2037      AA+          2,360       2,504,550

                           Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Ser A Sub A 2
                           FHA+ AMT+++ 6.45% 12/1/2027                                           AAA            210         216,562

                           Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Ser B Sub B 2
                           FHA+ AMT+++ 6.55% 12/1/2027                                           AAA          2,000       2,075,000

                           Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser A 2
                           FHA+ AMT+++ 6.40% 12/1/2015                                           AAA          2,000       2,075,000

                           Georgia St Hsg & Fin Auth Rev Sing Fam Mtg Sub Ser B 2
                           AMT+++ 5.85% 12/1/2028                                                AAA            495         488,812



5

Statement of Net Assets

National Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser A
                           FNMA+ AMT+++ 5 3/4% 7/1/2030                                          Aa1        $ 4,770     $ 4,620,937

                           Idaho Hsg Agy Sing Fam Mtg Ser F FHA+ AMT+++ 7.45% 7/1/2015           Aaa            875         919,844

                           Illinois Hsg Dev Auth Multi Fam Hsg Lawndale FHA+ AMT+++
                           6.80% 12/1/2016                                                       AAA          1,000       1,067,500

                           Illinois Hsg Dev Auth Multi Fam Hsg Lawndale FHA+ AMT+++
                           7.10% 12/1/2034                                                       AAA          1,500       1,620,000

                           Indiana St Hsg Fin Auth Sing Fam Mtg Rev Ser D
                           GNMA+ AMT+++ 7.80% 1/1/2022                                           Aaa            505         517,625

                           Kentucky Hsg Corp Hsg Rev Ser B AMT+++ 6.10% 7/1/2016                 AAA          1,205       1,229,100

                           Lee Cnty FL Hsg Fin Auth Sing Fam Mtg Rev Multi Cnty Ser A-1
                           GNMA/FNMA/FHLMC+ AMT+++ 6 1/4% 9/1/2031                               Aaa          1,000       1,038,750

                           Maine St Hsg Auth Mtg Pur Ser A-2 AMT+++ 6 3/4% 11/15/2035            Aa2            130         134,712

                           Maryland St Cmnty Dev Admin Dept Hsg & Cmnty Dev Sing Fam Ser 7
                           AMT+++ 7.30% 4/1/2025                                                 Aa2            375         390,000

                           Massachusetts St Hsg Fin Agy Hsg Rev Rental Mtg Ser A
                           AMBAC+ AMT+++ 7.35% 1/1/2035                                          AAA          1,435       1,531,862

                           Massachusetts St Hsg Fin Agy Hsg Rev Sing Fam Ser 29
                           AMT+++ 6 3/4% 6/1/2026                                                Aa3          1,460       1,520,225

                           Minneapolis St Paul MN Hsg Fin Brd Rev Sing Fam Mtg Ser AB
                           GNMA/FNMA+ AMT+++ 6 1/4% 11/1/2030                                    AAA          1,000       1,040,000

                           Minnesota St Hsg Fin Agy Sing Fam Mtg Ser G-1 AMT+++ 5.60% 7/1/2022   AA+          1,195       1,148,694

                           Minnesota St Hsg Fin Agy Sing Fam Mtg Ser H-1 AMT+++ 5.65% 7/1/2031   AA+          1,000         957,500

                           Missouri St Hsg Dev Cmnty Mtg Rev Cap Apprec Sing Fam Ser E-1
                           GNMA/FNMA+ AMT+++ Zero Coupon 3/1/2029                                AAA          2,000         347,500

                           Missouri St Hsg Dev Cmnty Mtg Sing Fam Mtg Ser A
                           GNMA+ AMT+++ 7 3/8% 8/1/2023                                          AAA            455         471,494

                           Montana State Board Housing Sing Fam Mtg Ser A-2
                           AMT+++ 5 3/4% 6/1/2030                                                AA+          2,500       2,421,875

                           Nevada Hsg Div Multi Fam Hsg Diamond Crk A
                           FNMA+ AMT+++ 5.90% 10/1/2018                                          AAA          1,250       1,251,563

                           New Jersey Econ Dev Auth Rev Jewish Cmnty Hsg Corp Met Proj
                           5.90% 12/1/2031                                                       Aa3          1,000         997,500

                           New York St Mtg Agy Rev Cap Apprec Mtg Rev 2nd Ser
                           Zero Coupon 10/1/2014                                                 Aaa            780         187,793

                           North Carolina Hsg Fin Agy Sing Fam Rev Ser BB AMT+++ 6 1/4% 3/1/2012 Aa2          1,245       1,285,463

                           North Dakota St Hsg Fin Agy Rev Home Mtg Fin Ser B
                           AMT+++ 5.85% 7/1/2028                                                 Aa3          2,390       2,369,088

                           North Dakota St Hsg Fin Agy Rev Home Mtg Fin Ser E
                           AMT+++ 5 1/4% 1/1/2030                                                Aa3          5,125       4,644,531

                           Ohio Hsg Fin Agy Mtg Rev Residential Ser C GNMA+
                           AMT+++ 5 3/4% 9/1/2028                                                AAA          2,500       2,450,000

                           Ohio Hsg Fin Auth Sing Fam Mtg Rev Ser C
                           GNMA+ AMT+++ 7.85% 9/1/2021                                           AAA            265         274,307

                           Oklahoma Hsg Fin Agy Sing Fam Rev Cap Apprec Ser B-1
                           Zero Coupon 3/1/2029                                                  Aaa          5,000         825,000

                           Oklahoma Hsg Fin Agy Sing Fam Rev Cap Apprec Ser D-1
                           Zero Coupon 3/1/2029                                                  Aaa          7,480       1,280,950

                           Oklahoma Hsg Fin Agy Sing Fam Rev Ser B-2
                           AMT+++ Zero Coupon 9/1/2030                                           Aaa         10,000       1,537,500

                           South Dakota Hsg Dev Auth Home Ownership Mtg Ser A 5 1/8% 5/1/2027    AAA          5,500       5,087,500

                           Tennessee Hsg Dev Agy Homeownership Prog Ser 2-A
                           AMT+++ 5.65% 7/1/2025                                                 Aa2          1,225       1,185,188

                           Tennessee Hsg Dev Agy Mtg Fin Ser A AMT+++ 7 1/8% 7/1/2026             A+          1,550       1,577,125

                           Utah St Hsg Fin Agy Sing Fam Mtg Ser A 2 FHA+ AMT+++ 7 3/4% 1/1/2023  AAA             55          56,788

                           Virginia St Hsg Dev Auth Comwlth Mtg Ser A 7.10% 1/1/2022             Aa1          7,600       7,847,000


6

Statement of Net Assets

National Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Washington Cnty OR Hsg Auth Multi Fam Rev Tualatin Meadows Proj
                           FNMA+ AMT+++ 5.90% 11/1/2018                                          AAA        $ 1,400     $ 1,400,000

                           Wyoming Cmnty Dev Auth Hsg Rev Ser 2 AMT+++ 6.35% 6/1/2029            Aa2            825         845,625

                           Total                                                                                         66,468,375
===================================================================================================================================
Industrial 4.47%           Broward Cnty FL Resource Recov Rev Ses Broward Co LP South Proj
                           7.95% 12/1/2008                                                        A+              2           2,069

                           Butler AL Ind Dev Brd Solid Waste Disp Rev James River Proj
                           AMT+++ 8.00% 9/1/2028                                                 BBB          1,500       1,659,375

                           Clark Cnty NV Ind Dev Rev PA Ser 349 RIBs ACA+ 6.84% 10/1/2030++       A*         12,500      10,343,750

                           Clark Cnty NV Ind Dev Rev Southwest Gas Corp Ser A
                           AMBAC+ 6.10% 12/1/2038                                                AAA          1,000       1,000,000

                           Connecticut St Dev Auth Solid Waste Disp Fac Rev Pfizer Inc Proj
                           AMT+++ 7.00% 7/1/2025                                                 AAA          2,500       2,759,375

                           Green Bay WI Redev Auth Fort James Proj AMT+++ 5.60% 5/1/2019        Baa2          2,200       2,076,250

                           Henrico Cnty VA Ind Dev Auth Pub Fac Lease Rev 7 1/8% 8/1/2021        Aa2          3,095       3,419,975

                           Matagorda Cnty TX Nav Dist #1 Rev Houston Ltg
                           AMBAC+ AMT+++ 5 1/8% 11/1/2028                                        AAA          3,500       3,128,125

                           Moraine OH Solid Waste Disp General Motors Corp Proj
                           AMT+++ 5.65% 7/1/2024                                                   A            450         432,563

                           St Clair Cnty MI Economic Detroit Edison Ser AA AMBAC+ 6.40% 8/1/2024 AAA          1,000       1,065,000

                           Texas City TX Ind Dev Corp Marine Term Rev Arco Pipe Line               A            650         783,250
                           7 3/8% 10/1/2020

                           Total                                                                                         26,669,732

===================================================================================================================================
Miscellaneous 6.29%        Arizona Student Ln Acquisition Sr Ser A-1 AMT+++ 5.90% 5/1/2024       Aaa          1,000         995,000

                           Cobb-Marietta GA Coliseum & Exhibit Hall Auth Rev                     AAA          8,250       8,219,062
                           MBIA+ 5 5/8% 10/1/2026

                           Greenville Cnty SC Sp Source Roads Proj AMBAC+ 5 1/2% 4/1/2019        AAA            250         243,125

                           Hancock Cnty GA Ctfs Partn ASSET GTY+ 5 3/4% 6/1/2022                  AA            625         611,719

                           Harnett Cnty NC Ctfs Partn AMBAC+ 6.20% 12/1/2009                     AAA          2,900       3,095,750

                           Harrisburg PA Auth Rev Pooled Bd Prog Ser II MBIA+ 5 5/8% 9/15/2017   AAA          1,000         992,500

                           Iowa Fin Auth Rev Mercy Hlth Sys Ser V 5 1/4% 8/15/2021               Aa3            750         690,937

                           Miami Dade Cnty FL Sp Oblig Sub Ser A MBIA+ Zero Coupon 10/1/2024     AAA          5,000       1,143,750

                           New Jersey Bldg Auth St Bldg Rev 5 3/8% 6/15/2019                     Aa2          2,500       2,409,375

                           New York City Transitional Fin Auth Rev Future Tax 2nd Ser B
                           4 1/2% 11/15/2027                                                      AA          4,000       3,215,000

                           New York City Transitional Fin Auth Rev Future Tax 2nd Ser C
                           5.00% 5/1/2029                                                         AA            200         174,250

                           Philadelphia PA Pkg Auth Rev Ser A AMBAC+ 5 1/8% 2/15/2024            AAA          2,000       1,810,000

                           Prince William Cnty Va Park Auth Rev 6.00% 10/15/2028                  A3          3,000       2,955,000

                           Riverside VA Regl Jail Auth Jail Fac Rev MBIA+ 6.00% 7/1/2025         AAA          7,000       7,245,000

                           St Louis MO Ind Dev Auth Rev Kiel Ctr Multi Purp Arena
                           AMT+++ 7 7/8% 12/1/2024                                              BBB*          3,500       3,736,250

                           Total                                                                                         37,536,718
===================================================================================================================================
Pollution 1.35%            Coconino Cnty AZ Poll Ctrl Cor Rev Nev Pwr Co Ser B
                           AMT+++ 5.80% 11/1/2032                                               BBB           2,000      1,910,000

                           Missouri St Env Impt & Enrg Res Auth Wtr Poll Ctrl Ser B             Aa1           3,250       3,607,500
                           7.20% 7/1/2016

                           New York St Enr Res & Dev Auth Poll Ctrl Rev Ser 43
                           RIBs MBIA+ AMT+++ 7.75% 9/1/2033++                                    Aaa          2,500       2,562,500

                           Total                                                                                          8,080,000
===================================================================================================================================
Power 6.00%                Grant Cnty WA Pub Util Dist #2 Priest Rapids Hydro 2nd Ser B
                           MBIA+ AMT+++ 5 3/8% 1/1/2018                                          AAA            300         283,875

                           Hamilton OH Elec Sys Mtg Rev Ser B FGIC+ 6.30% 10/15/2025             AAA          7,555       7,932,750

                           Michigan St Strategic Fund Ltd Oblig Detroit Edison Co Ser A
                           MBIA+ AMT+++ 5.55% 9/1/2029                                           AAA            500         469,375

                           Milwaukee WI Loc Dist Heating Fac Rev WI Elec Pwr Co Proj
                           AMT+++ 6.85% 10/1/2021                                                Aa1            500         530,000


7

Statement of Net Assets

National Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Monroe Cnty MI Econ Dev Corp Oblig Detroit Edison Ser AA
                           FGIC+ 6.95% 9/1/2022                                                  AAA        $ 1,000     $ 1,172,500

                           Nebraska Pub Pwr Dist Rev Ser A FSA+ 51/8% 1/1/2015                   AAA            975         921,375

                           North Carolina Eastern Muni Pwr Agy Pwr Sys Rev Ser G
                           ACA+ 53/4% 12/1/2016                                                    A          5,000       5,068,750

                           North Carolina Muni Pwr Agy No 1 Catawba Elec Rev
                           ACA+ 5.00% 1/1/2015                                                     A          5,950       5,451,688

                           Salt River Proj AZ Agric Imp Pwr Dist Elec Sys Rev Ser C              Aa2          3,000       2,681,250
                           5.00% 1/1/2025

                           Salt River Proj AZ Agric Impt Pwr Dist Elec Sys Rev Ser A             Aa2          3,900       3,861,000
                           5 1/2% 1/1/2019

                           Snohomish Cnty WA Pub Util Dist #1 Elec Rev RIBs                      AAA*         5,000       4,881,250
                           MBIA+ 7.51% 1/1/2024++

                           South Carolina St Pub Svc Auth Rev Ser A MBIA+ 5 1/2% 1/1/2022        AAA          1,000         962,500

                           Western Generation Agy OR Rev Wauna Cogeneration Ser B
                           AMT+++ 7.40% 1/1/2016                                                BBB*          1,500       1,591,875

                           Total                                                                                         35,808,188
===================================================================================================================================
Prerefunded 16.00%         Amarillo TX Hlth Fac Corp Reg RIBs FSA+ 9.15% 1/3/2022++              AAA          4,050       4,581,562

                           Anne Arundel Cnty MD Cons Gen Impt 6.30% 8/1/2014                     AAA          2,000       2,190,000

                           Anne Arundel Cnty MD Cons Gen Impt 6.30% 8/1/2015                     AAA          1,000       1,095,000

                           Anne Arundel Cnty MD Cons Wtr & Swr 6.30% 8/1/2023                    AAA            505         552,975

                           Chattanooga Hamilton Cnty TN Hosp Auth Rev Ser B RIBs
                           FSA+ 10.03% 5/25/2021++                                               AAA          3,500       3,920,000

                           Clermont Cnty OH Hosp Fac Rev Mercey Hlth Ser A Prerefunded
                           AMBAC+ 7 1/2% 9/1/2019                                                AAA            285         302,456

                           Cobb Cnty GA Kennestone Hosp Auth Rev Ctfs Ser 86A ETM
                           MBIA+ Zero Coupon 8/1/2015                                            AAA          1,000         380,000

                           Cumberland Cnty NC Ctfs Partn Civic Ctr Proj Ser A
                           AMBAC+ 6.40% 12/1/2019                                                AAA          2,800       3,087,000

                           Cumberland Cnty NC Ctfs Partn Civic Ctr Proj Ser A
                           AMBAC+ 6.40% 12/1/2024                                                AAA            500         551,250

                           District of Columbia Rev Catholic Univ America
                           CONNIE LEE+ 6.45% 10/1/2023                                           AAA          1,950       2,123,062

                           District of Columbia Rev RIBs 9.15% 4/25/2022++                       AAA          7,750       8,815,625

                           Fulton Cnty GA Hosp Auth Rev Ctfs Northside Hosp Ser B
                           MBIA+ 6.60% 10/1/2011                                                 AAA          2,000       2,165,000

                           Fulton Cnty GA Hsg Auth Multi Fam Hsg Rev Concorde Pl Ser A
                           AMT+++ 6 3/8% 1/1/2027                                                AAA          2,900       3,161,000

                           Glendale AZ Dev Auth Ed Fac Rev Amer Graduate Sch Intl
                           CONNIE LEE+ 7 1/8% 7/1/2020                                           AAA          1,000       1,135,000

                           Indiana St Ed Fac Auth Rev 6.65% 3/1/2019                            AAA*            860         944,925

                           Indiana Univ Rev 10 1/8% 7/1/2010                                     AAA            710         779,225

                           Kansas City MO Arpt Rev Gen Impt Ser B FSA+ 6 7/8% 9/1/2014           AAA          2,550       2,833,687

                           Massachusetts St Hlth & Ed Fac VY Regl Hlth Sys Issue Ser B
                           8.00% 7/1/2018                                                        Aaa            500         525,330

                           Massachusetts St Wtr Res Auth Ser A 6.00% 4/1/2020                    AAA          4,500       4,550,310

                           Met Govt Nashville & Davidson Cnty TN Wtr & Swr Rev RIBs
                           AMBAC+ 8.47% 1/1/2022++                                               AAA         10,750      11,959,375

                           Michigan St Trunk Line Ser A MBIA+ 5 1/2% 10/1/2021                   AAA          1,000       1,033,750

                           Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Ser A
                           MBIA+ 6 3/4% 8/15/2014                                                AAA          1,300       1,357,044

                           Montgomery AL Med Clinic Brd Hlth Care Fac Rev 7.00% 3/1/2015        AAA*            445         461,687

                           Norfolk VA Ind Dev Auth Rev Childrens Hosp Kings Grp
                           AMBAC+ 6 1/2% 6/1/2021                                                AAA            650         676,813

                           Ohio St 6.20% 8/1/2013                                                AAA            750         819,375

                           Phoenix Ariz Civic Impt Corp Wastewtr Sys Lease Rev 6.00% 7/1/2007    AAA          1,400       1,503,250

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser S 6 1/2% 7/1/2022   AAA            150         161,250

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T 6 5/8% 7/1/2018   AAA            372         401,166


8

Statement of Net Assets

National Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.41% 7/1/2023++          AAA        $ 2,500     $ 2,784,375

                           Spartanburg SC Wtr Wks Rev FGIC+ 6 1/8% 6/1/2026                      AAA          5,000       5,431,250

                           Uintah Cnty UT Poll Ctrl Rev Natl Rural Util Dsrt Ser 84F 2
                           10 1/2% 6/15/2014                                                     Aaa          1,000       1,101,250

                           University NM Tech Dev Corp Lease Rev Univ Ctr Res Ser A
                           MBIA+ 6.55% 8/15/2025                                                 AAA          1,410       1,556,288

                           Vermont Ed & Hlth Bldgs Fin Agy Rev St Michaels College Proj
                           7.05% 10/1/2016                                                       AAA          2,000       2,185,000

                           Wayne St Univ MI Univ Rev AMBAC+ 5.65% 11/15/2015                     AAA          4,785       5,048,175

                           Weber Cnty UT Mun Bldg Auth Lease Rev ASSET GTY+ 7 1/2% 12/15/2019    AAA          3,000       3,457,500

                           Wisconsin Ctr Dist WI Tax Rev RIBs 7.17% 12/15/2027++                AAA*         10,500      11,878,125
                           Total                                                                                         95,509,080
===================================================================================================================================
Solid Waste .16%           Cobb Cnty GA Solid Waste Mgmt Auth Rev AMT+++ 6.40% 1/1/2015          AAA            900         964,125
===================================================================================================================================
Transportation 7.94%       Albuquerque NM Arpt Rev Ser A AMBAC+ AMT+++ 6.60% 7/1/2016            AAA          2,400       2,544,984

                           Kansas St Dept Transn Hwy Rev 5 1/4% 9/1/2019                         AA+          3,000       2,865,000

                           Maryland St Ctfs Partn Aviation Admin Fac AMT+++ 5.00% 5/1/2022        AA          6,075       5,520,656

                           Maryland St Ctfs Partn Aviation Admin Fac AMT+++ 5.00% 5/1/2026        AA          3,540       3,168,300

                           Massachusetts Bay Transn Auth Gen Transn Sys Ser A                    AAA          2,465       2,095,250
                           MBIA+ 4 3/4% 3/1/2021

                           Massachusetts St Port Auth PFC Ser A FSA+ 5 1/8% 7/1/2017             AAA            500         465,625

                           Massachusetts St Tpk Auth Met Hwy Sys Rev Sub Ser A
                           AMBAC+ 5.00% 1/1/2039                                                 AAA          1,000         851,250

                           New Jersey Econ Dev Auth Rev Transn Proj Sublease Ser A
                           FSA+ 5.00% 5/1/2018                                                   AAA          1,100       1,016,125

                           Pensacola FL Arpt Rev Ser A MBIA+ AMT+++ 6 1/8% 10/1/2018             AAA          1,000       1,046,250

                           Pocahontas Pkwy Assoc VA Toll Rd Rev Cap Apprec Ser B
                           ACA+ Zero Coupon 8/15/2017                                              A          5,500       1,842,500

                           Port Auth NY & NJ Cons 114th Ser 4 3/4% 8/1/2033                      AA-          1,750       1,437,188

                           Port Auth NY & NJ Cons 70th Ser AMT+++ 7 1/4% 8/1/2025                AA-            500         515,750

                           Port Auth NY & NJ RIBs 5.55% 8/1/2033++                               AA*          5,000       3,418,750

                           Port Kalama WA Rev Ser B AMT+++ 5 5/8% 12/1/2015                     Baa1          1,025       1,009,625

                           Port Portland OR Arpt Rev Portland Intl Arpt Ser B
                           AMBAC+ AMT+++ 5 1/2% 7/1/2018                                         AAA          1,800       1,737,000

                           Santa Rosa Bay FL Brdg Auth Rev ACA+ 6 1/4% 7/1/2028                    A         11,500      12,089,375

                           Santa Rosa Bay FL Brdg Auth Rev 6 1/4% 7/1/2028                      BBB-          2,140       2,193,500

                           Virginia St Transn Brd Rev US Route 58 Corridor Dev Ser B            Aa2           3,675       3,619,875
                           5 1/2% 5/15/2018

                           Total                                                                                         47,437,003

===================================================================================================================================
Water/Sewer 6.31%          Albuquerque NM Jt Wtr & Swr Sys Rev Ser A AMBAC+ 5.00% 7/1/2004***    AAA          2,880       2,872,800

                           Arizona Wtr Infrastructure Wtr Quality Ser A 5 5/8% 10/1/2014         Aa2          1,110       1,122,487

                           Arizona Wtr Infrastructure Wtr Quality Ser A 5 3/8% 10/1/2015         Aa2          1,330       1,306,725

                           Arizona Wtr Infrastructure Wtr Quality Ser A 5 1/2% 10/1/2016         Aa2          1,335       1,321,650

                           Arizona Wtr Infrastructure Wtr Quality Ser A 5 1/2% 10/1/2017         Aa2          1,355       1,334,675

                           Boston MA Wtr & Swr Commn Rev Sr Ser D FGIC+ 5.00% 11/1/2028          AAA          1,240       1,074,150

                           Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys
                           AMBAC+ 5.60% 6/1/2019                                                 Aaa          2,260       2,223,275

                           Bucks Cnty PA Wtr & Swr Auth Neshaminy Interceptor Swr Sys
                           AMBAC+ 5 1/2% 6/1/2020                                                Aaa          1,355       1,317,738

                           California Statewide Cmntys Pooled Fin Prog Ser B                     AAA          1,000       1,001,250
                           FSA+ 5.70% 10/1/2024

                           Charlotte NC Wtr & Swr Sys Rev 5 1/4% 6/1/2024                        AA+          1,500       1,404,375

                           Colorado Wtr Res & Pwr Dev Drinking Wtr Rev Ser A 5.00% 9/1/2019      AAA            125         114,062

                           Colorado Wtr Res Pwr Dev Auth Clean Wtr Rev Ser A 5 1/4% 9/1/2019     AAA            865         821,750

                           DeKalb Cnty GA Wtr & Swr 5.00% 10/1/2028                              Aa2            500         440,000

                           Fort Smith AR Wtr & Swr Rev AMBAC+ 5.65% 10/1/2019                    AAA          1,000         995,000


9

Statement of Net Assets

National Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Hallsdale Powell Util Dist Knox Cnty TN Wtr & Swr Rev
                           AMBAC+ 5.00% 4/1/2019                                                 AAA         $  230    $    208,725

                           Hamilton OH Wtr Wks Rev Ser A MBIA+ 6.30% 10/15/2021                  AAA          1,000       1,038,750

                           Houston TX Wtr & Swr Sys Rev Cap Apprec Ser A
                           FSA+ Zero Coupon 12/1/2028                                            AAA         30,000       5,362,500

                           Kansas St Dev Fin Auth Rev Pub Wtr Supply Revolving Ln-2               AA          1,600       1,394,000
                           4 3/4% 4/1/2018

                           Louisville & Jefferson Cnty KY Ser A FGIC+ 5.00% 5/15/2022            AAA          1,295       1,149,766

                           New York City Muni Wtr Fin Wtr & Swr Rev Ser A FGIC+ 4 3/4% 6/15/2031 AAA          1,250       1,037,500

                           New York City Muni Wtr Fin Wtr & Swr Rev Ser A FGIC+ 5 1/2% 6/15/2032 AAA          5,425       5,164,329

                           Scottsdale AZ Wtr & Swr Rev Proj of 1989 Ser E 4 1/2% 7/1/2020        Aa1          2,000       1,680,000

                           Scottsdale AZ Wtr & Swr Rev Proj of 1989 Ser E 4 1/2% 7/1/2023        Aa1          1,500       1,235,625

                           Texas St Wtr Dev Brd 7.15% 8/1/2035                                   Aa1          1,915       2,072,988

                           Total                                                                                         37,694,120
===================================================================================================================================
                           Total Municipal Bonds 103.19% (Cost $630,279,685)                                            616,083,245
===================================================================================================================================
Other Assets, Less Liabilities (3.19)%
-----------------------------------------------------------------------------------------------------------------------------------
Short-term Investment       Texas St Tax & Rev Antic Nts Ser A 4 1/2% 8/31/2000                  AAA*        17,200      17,329,000
                            (Cost $17,318,935)
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                (36,349,262)
===================================================================================================================================
                            Total Other Assets, Less Liabilities                                                        (19,020,262)
===================================================================================================================================
Net Assets 100.00%                                                                                                     $597,062,983
===================================================================================================================================
                            Class A Shares-Net  asset value  ($542,601,159/50,268,348 shares outstanding)                    $10.79

                            Class A Shares-Maximum  offering  price (net asset  value plus sales charge
                            of 3.25% of the offering price)                                                                  $11.15

                            Class B Shares-Net asset value ($16,052,764/1,483,547  shares outstanding)                       $10.82

                            Class C Shares-Net asset value ($38,409,060/3,553,730  shares outstanding)                       $10.81

Ratings are unaudited.

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

**   This investment has been rated by Fitch Investors Service only.

***  When-issued security.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See page 32 for Glossary of Terms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax.

See Notes to Financial Statements.

Statement of Net Assets

New York Tax-Free Income fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Education 11.79%           Hempstead Town NY Ind Dev Agy Civic Fac Rev Hofstra Univ Proj
                           MBIA+ 5.80% 7/1/2015                                                  AAA        $   750      $  771,562

                           New York St Dorm Auth Rev City Univ Ser C FGIC+ 7.00% 7/1/2014        AAA          3,240       3,370,054

                           New York St Dorm Auth Rev City Univ Ser U MBIA+ 6.45% 7/1/2005        AAA            300         327,375

                           New York St Dorm Auth Rev Colgate Univ MBIA+ 6.00% 7/1/2016           AAA          1,000       1,060,000

                           New York St Dorm Auth Rev Cornell Univ Ser A 7 3/8% 7/1/2020          Aa2          5,075       5,281,756

                           New York St Dorm Auth Rev Long Island Univ ASSET GTY+ 5 1/8% 9/1/2023  AA            500         448,125

                           New York St Dorm Auth Rev New York Univ Ser A                         AAA          2,000       1,977,500
                           AMBAC+ 5 3/4% 7/1/2015**

                           New York St Dorm Auth Rev Sp Act Sch Dist Prog MBIA+ 6.00% 7/1/2016   AAA          1,400       1,452,500

                           New York St Dorm Auth Rev St Univ Ed Fac Ser A MBIA+ 4 3/4% 5/15/2025 AAA          5,250       4,423,125

                           New York St Dorm Auth Rev St Univ Ed Fac 5 1/2% 5/15/2026               A             75          70,594

                           New York St Dorm Auth Rev State Univ Ed Fac Ser A 5 1/4% 5/15/2021      A          1,025         950,687


10


Statement of Net Assets

New York Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           New York St Dorm Auth Rev Univ Rochester Ser A 6.40% 7/1/2013          A+        $ 2,030     $ 2,177,175

                           New York St Dorm Auth Rev Univ Rochester Ser B 5 5/8% 7/1/2024         A+            840         813,750

                           New York St Dorm Auth Rev Upstate Cmnty Colleges Ser A
                           5.00% 7/1/2028                                                          A          7,000       6,037,500

                           Niagara Falls NY City Sch Dist Ctfs Partn High Sch Fac                 BBB-        1,000         905,000
                           5 3/8% 6/15/2028

                           Total                                                                                         30,066,703
===================================================================================================================================
General Obligation 5.36%   Bethlehem NY MBIA+ AMT+++ 7.20% 3/1/2022                              AAA          1,080       1,192,050

                           Buffalo NY Gen Impt Ser A AMBAC+ 4 3/4% 2/1/2019                      AAA            325         286,812

                           Puerto Rico Comwlth RIBs FSA+ 8.28% 7/1/2020++                        AAA         12,000      12,195,000

                           Total                                                                                         13,673,862
===================================================================================================================================
Healthcare 7.47%           New York NY City Hlth & Hosp Corp Rev RIBs AMBAC+ 7.73% 2/15/2023++   AAA          6,300       6,000,750

                           New York St Dorm Auth Rev Hosp NY Hosp Med Ctr
                           AMBAC+ 5.60% 2/15/2039                                                AAA          1,000         956,250

                           New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser B 5 3/4% 2/15/2010  A-          1,500       1,558,125

                           New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser B 5 3/4% 2/15/2011  A-          1,385       1,428,281

                           New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser B 5 3/4% 2/15/2012  A-          1,155       1,180,988

                           New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser B 6.00% 8/15/2012   A-          1,460       1,542,125

                           New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser D 6.00% 8/15/2021   A-          1,000       1,008,750

                           New York St Dorm Auth Rev Mental Hlth Svcs Fac Ser F
                           AMBAC+ 4 1/2% 8/15/2028                                               AAA          3,170       2,512,225

                           New York St Dorm Auth Rev Nurs Home Rosalind & Joseph
                           AMBAC+ 5.60% 2/1/2027                                                 AAA          1,000         967,500

                           New York St Dorm Auth Rev Sarah Neuman Nursing Home
                           AMBAC+ 5.45% 8/1/2027                                                 AAA            550         526,625

                           New York St Med Care Fac Fin Agy Rev 7.80% 2/15/2019                   A-            355         362,476

                           New York St Med Care Fac Fin Agy Rev Montefiore Med Ser A
                           AMBAC+ 5 3/4% 2/15/2025                                               AAA          1,000         998,750

                           Total                                                                                         19,042,845
===================================================================================================================================
Housing 3.86%              New York St Mtg Agy Rev Home Owner Mtg Ser 44
                           AMT+++ 7 1/2% 4/1/2026                                                Aa2          2,495       2,632,225

                           New York St Mtg Agy Rev Home Owner Mtg Ser 67
                           AMT+++ 5.80% 10/1/2028                                                Aa2            500         490,000

                           New York St Mtg Agy Rev Home Owner Mtg Ser 70 5.40% 4/1/2022          Aa2            520         499,200

                           New York St Mtg Agy Rev Ser 41 A MBIA+ 6.45% 10/1/2014                AAA          2,000       2,105,000

                           New York St Urban Dev Corp Rev St Fac 5.70% 4/1/2020                 BBB+          4,150       4,118,875

                           Total                                                                                          9,845,300
===================================================================================================================================
Industrial 4.70%           New York NY City Ind Dev Agy Civic Fac Rev Light House Intl
                           MBIA+ 4 1/2% 7/1/2023                                                AAA             950         776,625

                           New York NY City Ind Dev Agy Civic Fac Rev Light House Intl
                           MBIA+ 4 1/2% 7/1/2033                                                AAA           5,575       4,383,344

                           New York NY City Ind Dev Agy Civic Fac Rev New Sch Ser A
                           MBIA+ 53/4% 9/1/2015                                                 AAA           1,335       1,356,694

                           New York St Urban Dev Corp Rev Correctl Fac Svc Contrct Ser A
                           5.00% 1/1/2028                                                       BBB+          2,710       2,340,762

                           New York St Urban Dev Corp Rev Pine Barrens 5 1/4% 4/1/2012          BBB+          1,765       1,731,906

                           Suffolk Cnty NY Ind Dev Agy Civic Fac Rev S Cntry Library
                           MBIA+ 4 3/4% 1/1/2019                                                 Aaa            500         436,875

                           Yonkers NY Ind Dev Agy Rev Michael Malotz Skilled
                           MBIA+ 5.65% 2/1/2039                                                  AAA          1,000         965,000

                           Total                                                                                         11,991,206
===================================================================================================================================
Miscellaneous 3.71%        New York City Transitional Fin Auth Rev Future Tax Ser C               AA          1,300       1,239,875
                           5 1/2% 5/1/2025

                           New York St Dorm Auth Lease Office Fac Audit & Control
                           MBIA+ 5 1/2% 4/1/2023                                                 AAA            440         425,150


11


Statement of Net Assets

New York Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           New York St Dorm Auth Lease Rev Cap Apprec Court Fac
                           Zero Coupon 8/1/2019                                                  Aa1        $ 3,700     $ 1,193,250

                           New York St Dorm Auth Lease Rev Cap Apprec Court Fac
                           Zero Coupon 8/1/2021                                                  Aa1          4,000       1,135,000

                           New York St Dorm Auth Lease Rev Cap Apprec Court Fac
                           Zero Coupon 8/1/2022                                                  Aa1          3,165         846,637

                           New York St Dorm Auth Rev Office Gen Svcs 5.00% 4/1/2028             BBB+          1,000         862,500

                           Virgin Islands Pub Fin Auth Rev Sub Lien Fd Ln Nts Ser E
                           5 7/8% 10/1/2018                                                     BBB*          1,850       1,796,813

                           Virgin Islands Pub Fin Auth Rev Sub Lien Fd Ln Nts Ser E
                           6.00% 10/1/2022                                                      BBB*          2,000       1,970,000

                           Total                                                                                          9,469,225
===================================================================================================================================
Pollution 10.75%           Essex Cnty NY Ind Dev Agy Poll Ctrl Rev Intl Paper Ser B             A3              305         299,281
                           5.55% 1/1/2014

                           New York St Enr Res & Dev Auth Poll Ctrl Rev Niagara Mohawk Ser A
                           FGIC+ 7.20% 7/1/2029                                                  AAA         11,750      13,027,813

                           New York St Enr Res & Dev Auth Poll Ctrl Rev Rchstr Gas/Elec Ser A
                           MBIA+ AMT+++ 5.95% 9/1/2033                                           AAA          1,000       1,013,750

                           New York St Enr Res & Dev Auth Poll Ctrl Rev Ser 43
                           RIBs MBIA+ AMT+++ 7.75% 9/1/2033++                                    Aaa          2,500       2,562,500

                           New York St Enviro Fac Poll Ctrl Rev St Wtr Revolving Fd Ser A
                           7 1/2% 6/15/2012                                                      Aa1          8,000       8,329,040

                           New York St Enviro Fac Poll Ctrl Rev St Wtr Ser E 6 7/8% 6/15/2014    Aa1          1,985       2,173,575
                           Total                                                                                         27,405,959
===================================================================================================================================
Power 13.90%               Long Island Pwr Auth NY Elec Sys Rev Gen Ser A 5 1/4% 12/1/2026        A-            270         243,337

                           New York St Enr Res & Dev Auth Fac Rev Con Edison Inc Ser A
                           MBIA+ AMT+++ 7 1/8% 12/1/2029                                         AAA          2,500       2,781,250

                           New York St Enr Res & Dev Auth Gas Fac Rev Brklyn Un Ser A
                           MBIA+ AMT+++ 6 3/4% 2/1/2024                                          AAA         13,000      13,715,000

                           New York St Enr Res & Dev Auth Gas Fac Rev Brklyn Un Ser B
                           RIBs AMT+++ 9.56% 7/1/2026++                                           A1          4,000       4,560,000

                           Puerto Rico Elec Pwr Auth Pwr Rev Ser EE 4 3/4% 7/1/2024             BBB+          9,000       7,638,750

                           Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs FSA+ 9.12% 7/1/2018++    AAA          3,500       4,160,625

                           Puerto Rico Elec Pwr Auth Pwr Rev Ser U 6.00% 7/1/2014               BBB+          2,250       2,359,688

                           Total                                                                                         35,458,650
===================================================================================================================================
Prerefunded 21.99%         Dutchess Cnty NY Res Recovery Agy Rev Solid Waste Mgmt Ser A
                           FGIC+ 7 1/2% 1/1/2009                                                 AAA          2,200       2,263,206

                           Metropolitan Transn Auth NY Commuter Fac Rev Ser A
                           FGIC+ 6.00% 7/1/2021                                                  AAA          4,000       4,360,000

                           Metropolitan Transn Auth NY Commuter Fac Rev Ser A
                           FGIC+ 6.10% 7/1/2026                                                  AAA          2,000       2,192,500

                           Metropolitan Transn Auth NY Tran Fac Rev Ser A FSA+ 6.10% 7/1/2026    AAA          1,500       1,644,375

                           New York St Enviro Fac Poll Ctrl Rev St Wtr Ser E 6 7/8% 6/15/2014    AAA          2,795       3,105,944

                           New York NY City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser A
                           FGIC+ 6 1/4% 6/15/2021                                                AAA          3,500       3,574,375

                           New York St Dorm Auth Rev City Univ 3rd Gen Res Ser 2
                           MBIA+ 6 7/8% 7/1/2014                                                 AAA          5,650       6,320,938

                           New York St Dorm Auth Rev Manhattan Eye Ear Throat Hosp
                           5 3/8% 7/1/2012                                                       AAA          1,500       1,567,500

                           New York St Dorm Auth Rev Upstate Cmnty Colleges Ser A
                           6.20% 7/1/2015                                                        AAA          1,000       1,096,250

                           New York St Loc Govt Assist Corp Ser A 6 1/2% 4/1/2020                Aaa          5,000       5,268,750

                           New York St Med Care Fac Fin Agy Rev 7 1/2% 2/15/2021                 Aaa         10,000      10,637,500

                           New York St Med Care Fac Fin Agy Rev 7 1/2% 2/15/2021                 AAA          3,955       4,147,806

                           Puerto Rico Comwlth Aqueduct & Swr Auth Rev 10 1/4% 7/1/2009          AAA          1,000       1,283,750

                           Puerto Rico Tel Auth Rev RIBs MBIA+ 7.27% 1/16/2015++                 AAA            700         766,500


12


Statement of Net Assets

New York Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           United Nations Dev Corp NY Rev Sr Lien Ser A 6.00% 7/1/2026           Aaa        $ 4,300     $ 4,617,125

                           United Nations Dev Corp NY Rev Sub Lien Ser B 6 1/4% 7/1/2026         Aaa          3,000       3,243,750

                           Total                                                                                         56,090,269
===================================================================================================================================
Transportation 11.40%      Metropolitan Transn Auth NY Commuter Fac Rev Ser A
                           FGIC+ 6.00% 7/1/2016                                                  AAA          2,000       2,062,500

                           Metropolitan Transn Auth NY Dedicated Tax Fd Ser A
                           FGIC+ 4 3/4% 4/1/2028                                                 AAA          2,500       2,078,125

                           Metropolitan Transn Auth NY Dedicated Tax Fd Ser A
                           FSA+ 5.00% 4/1/2029                                                   AAA          2,775       2,428,125

                           Metropolitan Transn Auth NY Svc Contract Transn Fac Ser O
                           5 3/4% 7/1/2008                                                      BBB+          1,000       1,045,000

                           Metropolitan Transn Auth NY Tran Fac Rev Svc Contrct Ser R
                           5 1/2% 7/1/2017                                                      BBB+          1,000         967,500

                           Niagra NY Frontier Auth Arpt Buffalo Niagra Intl Arpt Ser B
                           MBIA+ 5 1/2% 4/1/2019                                                 AAA            750         730,312

                           Port Auth NY & NJ Cons 106th Ser AMT+++ 6.00% 7/1/2015                AA-            350         364,438

                           Port Auth NY & NJ Cons 116th Ser FGIC+ 4 1/4% 10/1/2026               AAA          6,350       4,905,375

                           Port Auth NY & NJ Cons 67th Ser 6 7/8% 1/1/2025                       AA-          1,000       1,016,150

                           Port Auth NY & NJ Sp Oblig Rev 5th Installment Sp Proj Ser 4
                           AMT+++ 6 3/4% 10/1/2019                                              BBB*          2,970       3,111,075

                           Port Auth NY & NJ Sp Oblig Rev Sp Proj JFK Intl Air Term 6
                           MBIA+ AMT+++ 5 3/4% 12/1/2025                                         AAA         10,345      10,189,825

                           Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                           4 3/4% 7/1/2038                                                         A            200         164,000

                           Total                                                                                         29,062,425
===================================================================================================================================
Water/Sewer 3.94%          Buffalo NY Muni Wtr Fin Auth Wtr Sys Rev FGIC+ 5 3/4% 7/1/2021        AAA            500         505,000

                           New York City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B
                           FSA+ 5.00% 6/15/2029                                                  AAA          5,300       4,637,500

                           New York NY City Muni Wtr Fin Auth Wtr & Swr Sys Rev Ser B
                           5 3/4% 6/15/2029                                                       A1          5,000       4,900,000

                           Total                                                                                         10,042,500
===================================================================================================================================
                           Total Municipal Bonds 98.87% (Cost $254,013,359)                                             252,148,944
===================================================================================================================================
Cash and Receivables, Net of Liabilities 1.13%                                                                            2,883,762
===================================================================================================================================
Net Assets 100.00%                                                                                                     $255,032,706
====================================================================================================================================
                           Class A Shares-Net  asset value  ($248,455,556/23,639,722 shares outstanding)                     $10.51

                           Class A Shares-Maximum offering price (net asset value plus sales
                           charge of 3.25% of the offering price)                                                            $10.86

                           Class C Shares-Net asset value ($6,577,150/625,747 shares outstanding)                            $10.51

Ratings are unaudited.

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

**When-issued security.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See page 32 for Glossary of Terms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax.  See Notes to Financial Statements.



13


Statement of Net Assets

Texas Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Education 11.48%           Connecticut St Hlth & Ed Fac Auth Rev Fairfield Univ Ser I
                           MBIA+ 5 3/8% 7/1/2022                                                 AAA         $  500      $  483,125

                           District of Columbia Rev Catholic Univ America Proj
                           AMBAC+ 5 5/8% 10/1/2029                                               AAA          1,250       1,200,000

                           Houston TX Higher Ed Fin Corp Higher Ed Rev Rice Univ Ser A
                           5 3/8% 11/15/2029                                                     AAA          3,435       3,233,193

                           Texas St Higher Ed Coord Brd College Student Ln Rev Sr Lien
                           AMT+++ 7.70% 10/1/2025                                                  A            455         469,219

                           University TX Univ Rev Fin Sys Ser A 5 3/8% 8/15/2017                 AAA          3,480       3,353,850

                           University TX Univ Rev Fin Sys Ser B 5 3/8% 8/15/2017                 AAA          1,000         963,750

                           Total                                                                                          9,703,137
====================================================================================================================================
General Obligation 26.96%  Azle TX Indpt Sch Dist Ser A 6.00% 2/15/2022                          Aaa            250         251,092

                           Brazosport TX Indpt Sch Dist 5.00% 2/15/2015                          AAA            350         329,000

                           Harlingen TX Cons Indpt Sch United TX Sch Bd 5.65% 8/15/2029          AAA          6,000       5,820,000

                           Keller TX Indpt Sch Dist 4 3/4% 8/15/2020                             AAA          1,000         855,000

                           Keller TX Indpt Sch Dist 4 3/4% 8/15/2022                             AAA          1,100         930,875

                           Leander TX Indpt Sch Dist 5 3/8% 8/15/2020                            AAA          1,000         951,250

                           Midlothian TX Indpt Sch Dist 6.00% 2/15/2030                          Aaa          1,000       1,000,000

                           Port Beaumont TX Nav Dist Ref & Impt Ser A AMBAC+ 5.00% 3/1/2018      Aaa          1,080         980,100

                           Port Beaumont TX Nav Dist Ser A FGIC+ 4 3/4% 3/1/2018                 Aaa            500         434,375

                           Puerto Rico Comwlth Pub Impt 4 1/2% 7/1/2023                            A          1,000         816,250

                           South San Antonio TX Indpt Sch Dist 5 3/4% 8/15/2024                  AAA          1,500       1,481,250

                           Texas St RIBs 6.20% 9/30/2011++                                       Aa1          5,000       5,425,000

                           Texas St Ser B RIBs 8.52% 9/30/2011++                                 Aa1          3,000       3,502,500

                           Total                                                                                         22,776,692
====================================================================================================================================
Healthcare 3.41%           Denton Cnty TX Hlth Fac Dev Corp Rev Lutheran Social Svcs
                           7 1/2% 8/15/2015                                                      BB**         1,000       1,040,000

                           Georgetown TX Hlth Fac Dev Rev Wesleyan Homes Inc Proj
                           ACA+ 5 3/8% 8/15/2028                                                   A            500         456,875

                           Texarkana TX Hlth Fac Wadley Regl Med Ctr Ser B MBIA+ 6.00% 10/1/2019 AAA          1,335       1,381,725
                           Total                                                                                          2,878,600
====================================================================================================================================
Housing 2.95%              Texas St Vets Hsg Assistance Prog Ser B FHA+ AMT+++ 6.10% 6/1/2031    Aa1          2,500       2,496,875
====================================================================================================================================
Industrial 12.99%          Brazos River Auth TX Rev AMBAC+ 5 1/8% 5/1/2019                       AAA          2,000       1,835,000

                           Orange Cnty TX Nav & Port Dist Indl Dev Rev North Star Steel
                           6 3/8% 2/1/2017                                                        A+          2,400       2,511,000

                           Texas City TX Ind Dev Corp Marine Term Rev Arco Pipe Line
                           7 3/8% 10/1/2020                                                        A          5,500       6,627,500

                           Total                                                                                         10,973,500
====================================================================================================================================
Miscellaneous 1.17%        Austin TX Hotel Occupancy Tax Rev Sub Lien AMBAC+ 5.80% 11/15/2029    AAA          1,000         991,250
====================================================================================================================================
Pollution 3.21%            Harris Cnty TX Ind Dev Corp Marine Term & Wtr Poll Ctrl               BBB+         1,500       1,573,125
                           6 5/8% 2/1/2024

                           Trinity River Auth TX Poll Ctrl Rev Texas Instruments Inc
                           AMT+++ 6.20% 3/1/2020                                                   A          1,105       1,138,150

                           Total                                                                                          2,711,275
====================================================================================================================================
Power 3.41%                Lubbock TX Elec Lt & Pwr Sys Rev AMBAC+ 4 1/4% 4/15/2018              AAA            460         368,000

                           San Antonio TX Elec & Gas 5.60% 2/1/2014                              Aa1          2,500       2,509,375

                           Total                                                                                          2,877,375
====================================================================================================================================
Prerefunded 15.10%         Austin TX Util Sys Rev Ser A 8.00% 11/15/2016                         AAA          1,000       1,060,000

                           Bexar Cnty TX Hlth Fac Dev Corp Hosp Rev Baptist Mem Sys
                           MBIA+ 7 1/2% 8/15/2010                                                AAA            750         788,288

                           Dallas Cnty TX Flood Ctrl Distano 1 9 1/4% 4/1/2010                   Aaa          1,460       1,735,575


14


Statement of Net Assets

Texas Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Harris Cnty TX Toll Rd Sub Lien Ser A 6.10% 8/15/2016                 AAA         $2,640     $ 2,857,800

                           Houston TX Wtr & Swr Sys Rev Jr Lien Ser A AMBAC+ 6 1/2% 12/1/2021    AAA          2,665       2,841,556

                           Houston TX Wtr & Swr Sys Rev Jr Lien Ser A AMBAC+ 6 1/2% 12/1/2021    AAA            335         357,194

                           Houston TX Wtr & Swr Sys Rev Prior Lien MBIA+ 7.40% 12/1/2018         AAA          1,000       1,060,000

                           Puerto Rico Comwlth 6 1/2% 7/1/2023                                   AAA            750         828,750

                           Texas St Tpk Auth Rev Jr Lien Houston Ship Chan 12 5/8% 1/1/2020      AAA          1,000       1,228,750

                           Total                                                                                         12,757,913
====================================================================================================================================
Transportation 8.76%       Dallas-Fort Worth TX Regl Arpt Jt Dallas/Ft Worth Intl
                           FGIC+ 5 5/8% 11/1/2015                                                AAA          4,000       3,985,000

                           Dallas-Fort Worth TX Regl Arpt Jt Dallas/Ft Worth Intl
                           MBIA+ AMT+++ 5 3/4% 11/1/2024                                         AAA          2,500       2,521,875

                           North TX Thruway Auth Dallas Ser A FGIC+ 5.00% 1/1/2020               AAA          1,000         896,250
                           Total                                                                                          7,403,125
====================================================================================================================================
Water/Sewer 13.05%         Amarillo TX Wtrwks/Swr Sys 5 1/4% 4/1/2014                            Aa2            550         530,750

                           Amarillo TX Wtrwks/Swr Sys 5 1/4% 4/1/2015                            Aa2            445         426,644

                           Houston TX Wtr & Swr Sys Rev Cap Apprec Jr Lien Ser A
                           FSA+ Zero Coupon 12/1/2026                                            AAA          5,795       1,180,731

                           Nueces River Auth TX Wtr Supp Rev Fac Corpus Christi Lake
                           FSA+ 5 1/2% 3/1/2027                                                  AAA          6,500       6,223,750

                           Texas St Wtr Dev Brd 7.15% 8/1/2035                                   Aa1          1,600       1,732,000

                           Texas Wtr Dev Brd Rev St Revolving Fd Sr Lien Ser B 5 1/8% 7/15/2018  AAA          1,000         932,500

                           Total                                                                                         11,026,375
====================================================================================================================================
                           Total Municipal Bonds 102.49% (Cost $86,513,894)                                              86,596,117
====================================================================================================================================
Other Assets, Less Liabilities (2.49)%
====================================================================================================================================
Cash                                                                                                                      2,651,819
====================================================================================================================================
Receivable for:            Interest                                                                                       1,575,277
                           Securities sold                                                                                1,078,310
                           Capitalstock sold                                                                                  2,142
                           Total Other Assets                                                                             5,307,548
====================================================================================================================================
Payable for:               Securities purchased                                                                           6,873,015
                           Dividends                                                                                        312,377
                           Capital stock reacquired                                                                          94,562
                           Other                                                                                            133,008
                           Total Liabilities                                                                              7,412,962
====================================================================================================================================
Cash and Receivables, Net of Liabilities                                                                                 (2,105,414)
====================================================================================================================================
Net Assets 100.00%                                                                                                      $84,490,703
-----------------------------------------------------------------------------------------------------------------------------------
                           Net asset value ($84,490,703 / 8,849,633 shares outstanding)                                       $9.55
                           Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)          $9.87

Ratings are unaudited.

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

**   This investment has been rated by Fitch Investors Service only.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See page 32 for Glossary of Terms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax. See Notes to Financial Statements.



15


Statement of Net Assets

New Jersey Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Education 3.84%            New Jersey Econ Dev Auth Rev Princeton Jr Sch Inc Proj 7.00% 5/1/2020 BBB*       $ 1,800     $ 1,847,250

                           New Jersey St Ed Fac Auth Rev Princeton Univ Ser A 5.00% 7/1/2029     AAA          2,000       1,797,500

                           New Jersey St Ed Fac Auth Rev Princeton Univ Ser B 5 1/8% 7/1/2019    AAA            500         469,375

                           New Jersey St Ed Fac Auth Rev Seton Hall Univ Proj
                           AMBAC+ 5.00% 7/1/2018                                                 AAA          1,000         916,250

                           New Jersey St Ed Fac Auth Rev Trenton State College Ser E
                           AMBAC+ 6.00% 7/1/2019                                                 AAA          1,190       1,231,650

                           Total                                                                                          6,262,025
====================================================================================================================================
Finance .52%               Puerto Rico Muni Fin Agy Ser A FSA+ 5 1/2% 7/1/2021                   AAA            850         843,625
====================================================================================================================================
General Obligation 15.00%  Keansburg NJ 6.80% 12/1/2010                                          Aa2          1,000       1,077,500

                           Metuchen NJ Sch Dist FGIC+ 5.15% 9/15/2020                            AAA          1,010         945,612

                           Millburn Township NJ Sch Dist 5.35% 7/15/2018                         Aaa          1,050       1,036,875

                           Millburn Township NJ Sch Dist 5.35% 7/15/2019                         Aaa            900         883,125

                           Morristown NJ FSA+ 6 1/2% 8/1/2019                                    AAA          3,440       3,728,100

                           Paterson NJ FSA+ 9.30% 2/15/2004                                      AAA          4,200       5,008,500

                           Puerto Rico Comwlth Pub Impt 4 1/2% 7/1/2023                            A          1,500       1,224,375

                           Puerto Rico Comwlth RIBs MBIA+ 8.08% 7/1/2008++                       AAA          5,000       5,356,250

                           Union Cnty NJ 5.00% 2/1/2015                                          Aaa          1,770       1,679,288

                           Union Cnty NJ Gen Impt 5 1/8% 2/1/2018                                Aaa          1,450       1,377,500

                           Winslow Twp NJ Sch Dist FGIC+ 5.20% 8/1/2017                          AAA          1,455       1,400,438

                           Winslow Twp NJ Sch Dist FGIC+ 5.20% 8/1/2018                          AAA            800         767,000

                           Total                                                                                         24,484,563
====================================================================================================================================
Healthcare 14.45%          Camden Cnty NJ Impt Auth Rev Hlth Care Proj Cooper
                           ACA+ 6.00% 2/15/2027                                                    A          8,750       8,892,187

                           New Jersey Hlth Care Fac Fin Auth Rev St Barnabas Hlth Ser B
                           MBIA+ 5 1/4% 7/1/2014                                                 AAA          1,000         973,750

                           New Jersey Hlth Care Fac Fin Auth Rev Cap Apprec St Barnabas Ser B
                           MBIA+ Zero Coupon 7/1/2022                                            AAA          1,130         300,862

                           New Jersey Hlth Care Fac Fin Auth Rev Hunterdon Med Ctr Ser A
                           AMBAC+ 7.00% 7/1/2020                                                 AAA          5,000       5,175,700

                           New Jersey Hlth Care Fac Fin Auth Rev Meridian Hlth Sys Oblig Grp
                           FSA+ 5 1/4% 7/1/2029                                                  AAA          1,100       1,021,625

                           New Jersey Hlth Care Fac Fin Auth Rev Spectrum For Living Ser B
                           FHA+ 6 1/2% 2/1/2022                                                  AAA            890         927,825

                           New Jersey Hlth Care Fac Fin Auth Rev St Barnabas Hlth Ser C
                           MBIA+ 5.00% 7/1/2008**                                                AAA            500         493,125

                           New Jersey Hlth Care Fac Fin Auth Rev St Barnabas Hlth Ser C
                           MBIA+ 5 1/4% 7/1/2018**                                               AAA          1,000         928,750

                           New Jersey Hlth Care Fac Fin Auth Rev Unrefunded Bal Bayonne Hosp
                           FSA+ 6 1/4% 7/1/2012                                                  AAA          1,370       1,471,038

                           New Jersey Econ Dev Auth Rev 1st Mtg Cadbury Corp Ser A
                           ACA+ 5 1/2% 7/1/2028                                                    A            250         236,563

                           New Jersey Econ Dev Auth Rev RWJ Health Care Corp                     AAA          1,500       1,593,750
                           FSA+ 6 1/2% 7/1/2024

                           Puerto Rico Ind Tourist Ed Dr Pila Hosp Ser A FHA+ 6 1/4% 8/1/2032    AAA            500         515,625

                           Puerto Rico Ind Tourist Ed Mutuo Oblig Grp Ser A                      AAA          1,000       1,058,750
                           MBIA+ 6 1/4% 7/1/2024

                           Total                                                                                         23,589,550
====================================================================================================================================
Housing 6.55%              New Jersey Econ Dev Auth Rev Jewish Cmnty Hsg Corp Met Proj
                           5.90% 12/1/2031                                                       Aa3          1,500       1,496,250

                           New Jersey St Hsg & Mtg Fin Agy Multi Fam Hsg Rev Ser A
                           FSA+ AMT+++ 5.15% 11/1/2030                                           AAA          3,800       3,467,500

                           New Jersey St Hsg & Mtg Fin Agy Rev Home Buyer Ser B
                           MBIA+ AMT+++ 7.90% 10/1/2022                                          AAA          4,730       4,836,425

                           New Jersey St Hsg & Mtg Fin Agy Rev Home Buyer Ser D
                           MBIA+ AMT+++ 7.70% 10/1/2029                                          AAA            530         541,925


16


Statement of Net Assets

New Jersey Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Puerto Rico Hsg Fin Corp Sing Fam Mtg Rev Portfolio 1 Ser B
                           GNMA+ 7.65% 10/15/2022                                                AAA         $  125      $  129,177

                           Virgin Islands Hsg Fin Auth Sing Fam Rev Ser A
                           GNMA+ AMT+++ 6 1/2% 3/1/2025                                          AAA            215         221,719

                           Total                                                                                         10,692,996
------------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 8.17%        Atlantic City NJ Brd Ed Ctfs Partn MBIA+ 5.10% 5/1/2014               Aaa          1,135       1,088,181

                           East Orange NJ Brd Ed Ctfs Partn Cap Apprec FSA+ Zero Coupon 2/1/2026 AAA            750         160,313

                           Hamilton Township NJ Brd Ctfs Partn Ser B FSA+ 7.00% 12/15/2015       AAA            970       1,022,137

                           Middlesex Cnty NJ Impt Auth Rev Open Space Tr Fd 5 1/2% 9/15/2019     Aaa          2,000       1,972,500

                           Monmouth Cnty NJ Impt Auth Rev Govtl Ln MBIA+ 6.40% 12/1/2009         AAA          1,075       1,177,125

                           New Jersey Econ Dev Auth Rev Station Plaza Pk & Ride LP
                           AMT+++ 7.00% 7/1/2016                                                BBB*          4,245       4,505,006

                           New Jersey Sports & Exposition Auth St Contract Ser A
                           MBIA+ 4 1/2% 3/1/2024                                                 AAA          4,125       3,413,438

                           Total                                                                                         13,338,700
====================================================================================================================================
Pollution .34%             Cape May Cnty NJ Ind Poll Ctrl Fin Auth Rev Atlantic City Ser B
                           MBIA+ 7.00% 11/1/2029                                                 AAA            500         552,500
-----------------------------------------------------------------------------------------------------------------------------------
Power 5.10%                Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs FSA+ 9.12% 7/1/2018++    AAA          7,000       8,321,250
-----------------------------------------------------------------------------------------------------------------------------------
Prerefunded 23.96%         Essex Cnty NJ Impt Auth Rev Orange Muni Util & Lease
                           MBIA+ 6.80% 7/1/2014                                                  AAA          1,710       1,921,612

                           Hudson Cnty NJ Util Auth Util Sys Rev 10.00% 7/1/2011                 AAA          1,000       1,145,000

                           New Jersey Hlth Care Fac Fin Auth Rev Mtg Cathedral Hlth Ser A
                           7 1/4% 2/15/2021                                                      AAA          1,485       1,572,244

                           New Jersey Hlth Care Fac Fin Auth Rev Ocean Cnty Med Ctr
                           FSA+ 6 3/4% 7/1/2020                                                  AAA          2,755       2,927,188

                           New Jersey Hlth Care Fac Fin Auth Rev Prerefunded Bayonne Hosp Oblig
                           FSA+ 6 1/4% 7/1/2012                                                  AAA            230         250,700

                           New Jersey Hlth Care Fac Fin Auth Rev St Elizabeth Hosp Ser B
                           8 1/4% 7/1/2020                                                       AAA          2,470       2,585,497

                           New Jersey Econ Dev Auth Rev Ed Testing Svc Ser A
                           MBIA+ 6.00% 5/15/2025                                                 AAA          3,250       3,518,125

                           New Jersey Econ Dev Auth Rev Ed Testing Svc Ser B
                           MBIA+ 8.76% 5/15/2025                                                 AAA         13,000      14,235,000

                           New Jersey Sports & Exposition Auth Monmouth Pk Ser A
                           8.00% 1/1/2025                                                        AAA          1,000       1,166,250

                           North Brunswick Twp NJ Brd Ed 6.30% 2/1/2014                          AAA          1,000       1,077,500

                           Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2023                   AAA            650         705,250

                           Pohatcong Township NJ Sch Dist FSA+ 5.95% 7/15/2026                   AAA            250         271,250

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T 6 5/8% 7/1/2018   Aaa            283         305,416

                           Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.41% 7/1/2023++          AAA          5,000       5,568,750

                           Puerto Rico Pub Bldg Auth Pub Ed & Hlth Fac Ser L 6 7/8% 7/1/2021     AAA            200         217,000

                           Puerto Rico Tel Auth Rev RIBs MBIA+ 7.27% 1/16/2015++                 AAA          1,500       1,642,500

                           Total                                                                                         39,109,282
====================================================================================================================================
Transportation 22.96%      Delaware River Port Auth PA & NJ Rev FGIC+ 5 1/2% 1/1/2026            AAA          1,550       1,513,187

                           Delaware River Port Auth PA & NJ Rev RIBs FGIC+ 7.05% 1/1/2026++     AAA*          4,225       4,029,594

                           New Jersey Econ Dev Auth Rev Transn Sublease Ser A
                           FSA+ 5 5/8% 5/1/2018                                                  AAA          3,250       3,245,937

                           New Jersey St Transn Tr Fd Auth Transn Sys Ser A 5 3/4% 6/15/2020     Aa2          6,500       6,573,125

                           Port Auth NY & NJ Cons 114th Ser 4 3/4% 8/1/2033                      AA-          6,000       4,927,500

                           Port Auth NY & NJ Cons 116th Ser FGIC+ 4 1/4% 10/1/2026               AAA            885         683,663

                           Port Auth NY & NJ Cons 119th Ser FGIC+ AMT+++ 5 1/2% 9/15/2019        AAA          1,000         966,250

                           Port Auth NY & NJ RIBs 5.55% 8/1/2033++                               AA*          2,500       1,709,375

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y 5 1/2% 7/1/2036     A          3,600       3,442,500


17


Statement of Net Assets

New Jersey Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                           MBIA+ 4 3/4% 7/1/2038                                                 AAA        $10,000     $ 8,375,000

                           South Jersey NJ Port Corp Rev MBIA+ 5.10% 1/1/2017                    AAA            690         648,600

                           South Jersey NJ Port Corp Rev Marine Terminal Ser J                   AAA          1,440       1,364,400
                           MBIA+ 5.10% 1/1/2016

                           Total                                                                                         37,479,131
====================================================================================================================================
Water/Sewer 1.47%          Middlesex Cnty NJ Impt Auth Util Sys Rev Cap Apprec Perth Amboy Proj
                           Ser B AMBAC+ Zero Coupon 9/1/2023                                     AAA          3,000         753,750

                           Middlesex Cnty NJ Impt Auth Util Sys Rev Cap Apprec Perth Amboy Proj
                           Ser B AMBAC+ Zero Coupon 9/1/2024                                     AAA          6,000       1,417,500

                           New Jersey Wastewater Treatment Trust 6 7/8% 6/15/2009                Aa2            155         160,296

                           New Jersey Wastewater Treatment Trust Ser A MBIA+ 7.00% 5/15/2006     AAA             75          76,525

                           Total                                                                                          2,408,071
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds 102.36% (Cost $169,106,421)                                            167,081,693
====================================================================================================================================
Other Assets, Less Liabilities  (2.36)%
====================================================================================================================================
Cash                                                                                                                      3,319,832
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for:            Securities sold                                                                                4,165,605
                           Capitalstock sold                                                                                 41,237
                           Interest                                                                                       2,503,457
                           Total Other Assets                                                                            10,030,131
-----------------------------------------------------------------------------------------------------------------------------------
Payable for:               Securities purchased                                                                          12,811,501
                           Capital stock reacquired                                                                         220,521
                           Dividends                                                                                        589,905
                           Other                                                                                            252,760
                           Total Liabilities                                                                             13,874,687
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                 (3,844,556)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                     $163,237,137
-----------------------------------------------------------------------------------------------------------------------------------

                           Net asset value ($163,237,137/32,828,801 shares outstanding)                                       $4.97
                           Maximum  offering  price (net asset  value  plus  sales  charge
                           of 3.25% of the offering price)                                                                    $5.14

Ratings are unaudited.

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

**   When-issued security.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See page 32 for Glossary of Terms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax.  See Notes to Financial Statements.

Statement of Net Assets

Connecticut Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Education 11.58%           Connecticut St Hlth & Ed Fac Auth Rev CT College Ser C-1
                           MBIA+ 5 1/2% 7/1/2027                                                 AAA        $ 1,000      $  962,500

                           Connecticut St Hlth & Ed Fac Auth Rev Fairfield Univ Ser I
                           MBIA+ 5 1/2% 7/1/2029                                                 AAA          1,500       1,455,000

                           Connecticut St Hlth & Ed Fac Auth Rev Loomis Chaffee Sch Proj Ser B
                           MBIA+ 6.00% 7/1/2015                                                  AAA            715         739,131

                           Connecticut St Hlth & Ed Fac Auth Rev Miss Porters Sch Ser A
                           5 3/4% 7/1/2029                                                        A+          3,000       2,962,500


18


Statement of Net Assets

Connecticut Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Connecticut St Hlth & Ed Fac Auth Rev Salisbury Sch Issue Ser A
                           ASSET GTY+ 4 3/4% 7/1/2028                                             AA        $ 3,005     $ 2,490,394

                           Connecticut St Hlth & Ed Fac Auth Rev St Joseph College Ser A
                           ASSET GTY+ 5.00% 7/1/2018                                              AA            585         540,394

                           Connecticut St Hlth & Ed Fac Auth Rev St Joseph College Ser A
                           ASSET GTY+ 5.00% 7/1/2019                                              AA            565         516,269

                           Connecticut St Hlth & Ed Fac Auth Rev Trinity College Ser E
                           MBIA+ 5 7/8% 7/1/2026                                                 AAA          1,000       1,007,500

                           Connecticut St Hlth & Ed Fac Auth Rev Univ Of New Haven Ser D
                           6.70% 7/1/2026                                                       BBB-          1,000       1,018,750

                           University CT Rev Student Fee Ser A MBIA+ 4 3/4% 11/15/2027           AAA          1,500       1,248,750
                           Total                                                                                         12,941,188
====================================================================================================================================
General Obligation 5.71%   Connecticut St Ser C 4 1/2% 10/15/2015                                 AA          1,000         881,250

                           Connecticut St Ser C 4 1/2% 10/15/2016                                 AA          1,000         865,000

                           Hartford CT 6 1/2% 12/15/2005                                          AA-            730         803,913

                           Killingly CT 7 1/4% 12/15/2004                                         A1            250         255,328

                           Monroe CT 6.60% 4/15/2005                                             Aa2            100         109,625

                           Montville CT 6.70% 6/15/2009                                          Aa3            550         623,563

                           Montville CT 6.70% 6/15/2010                                          Aa3            575         649,750

                           Portland CT 7.10% 12/15/2000                                           A2            100         103,750

                           Puerto Rico Comwlth Cap Apprec Pub Impt Zero Coupon 7/1/2018            A          2,000         685,000

                           Redding CT 6.60% 4/15/2010                                            Aa1            100         113,000

                           Voluntown CT 6 3/4% 10/1/2002                                          A3            100         106,875

                           Watertown CT 6 1/2% 6/15/2003                                         Aa3            100         107,125

                           West Haven CT MBIA+ 6 1/2% 6/15/2006                                  AAA            100         110,375

                           Westport CT 5 1/4% 7/15/2019                                          Aaa          1,000         961,250

                           Total                                                                                          6,375,804
====================================================================================================================================
Healthcare 24.02%          Connecticut St Dev Auth Rev Duncaster Proj Ser A
                           ASSET GTY+ 5 3/8% 8/1/2024                                            AA           1,000         931,250

                           Connecticut St Hlth & Ed Fac Auth Rev Bridgeport Hosp Ser A
                           MBIA+ 6 5/8% 7/1/2018                                                 AAA          1,250       1,321,875

                           Connecticut St Hlth & Ed Fac Auth Rev RIBs 7.92% 6/10/2030++          AAA          6,800       6,834,000

                           Connecticut St Hlth & Ed Fac Auth Rev Brunswick Sch Ser A
                           MBIA+ 5.00% 7/1/2029                                                  AAA          1,810       1,617,687

                           Connecticut St Hlth & Ed Fac Auth Rev Child Care Fac Prog Ser A
                           AMBAC+ 5.00% 7/1/2028                                                 AAA          1,620       1,429,650

                           Connecticut St Hlth & Ed Fac Auth Rev Child Care Fac Prog Ser C
                           AMBAC+ 5 5/8% 7/1/2029                                                AAA          1,500       1,471,875

                           Connecticut St Hlth & Ed Fac Auth Rev Greenwich Hosp Ser A
                           MBIA+ 5 3/4% 7/1/2016                                                 AAA          1,350       1,363,500

                           Connecticut St Hlth & Ed Fac Auth Rev Greenwich Hosp Ser A
                           MBIA+ 5.80% 7/1/2026                                                  AAA          2,125       2,119,687

                           Connecticut St Hlth & Ed Fac Auth Rev Hosp For Sp Care Ser B
                           5 1/2% 7/1/2027                                                       BBB          2,345       2,116,362

                           Connecticut St Hlth & Ed Fac Auth Rev Horace Bushnell Mem Hall Ser A
                           MBIA+ 5 5/8% 7/1/2029                                                 Aaa          1,500       1,470,000

                           Connecticut St Hlth & Ed Fac Auth Rev Sacrd Hrt Ser C                BBB-            275         289,094
                           6 1/2% 7/1/2016

                           Connecticut St Hlth & Ed Fac Auth Rev Vet Mem Med Ctr Ser A
                           MBIA+ 5 1/2% 7/1/2026                                                 AAA          2,625       2,510,156

                           Connecticut St Hlth & Ed Fac Auth Rev WW Backus Hosp Ser D
                           AMBAC+ 5 3/4% 7/1/2027                                                AAA          1,000         997,500

                           Connecticut St Hlth & Ed Fac Auth Rev Waterbury Hosp Ser B
                           FSA+ 7.00% 7/1/2020                                                   AAA            100         103,648

                           Connecticut St Hlth & Ed Fac Auth Rev Windham Cmnty Hosp Ser C
                           5 3/4% 7/1/2011                                                      BBB-          1,700       1,646,875


19


Statement of Net Assets

Connecticut Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Connecticut St Hlth & Ed Fac Auth Rev Univ CT Fndtn Ser A
                           5 3/8% 7/1/2029                                                        A+         $  660      $  626,175

                           Total                                                                                         26,849,334
====================================================================================================================================
Housing 9.59%              Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Ser B 6 3/4% 11/15/2023  Aa2          1,605       1,701,300

                           Connecticut St Hsg Fin Auth Hsg Mtg Fin Prog Ser C-2
                           AMT+++ 5 1/2% 11/15/2035                                              Aa2          1,775       1,686,250

                           Connecticut St Hsg Fin Auth Hsg Mtg Fin Ser A Subser A-2
                           AMT+++ 6.45% 5/15/2022                                                Aa2            915         934,444

                           Connecticut St Hsg Fin Auth Hsg Mtg Fin Ser D-1 5.55% 11/15/2028      Aa2          1,690       1,628,737

                           Connecticut St Hsg Fin Auth Hsg Mtg Fin Subser C-2
                           AMT+++ 5.85% 11/15/2028                                               Aa2            995         985,050

                           Connecticut St Hsg Fin Auth Hsg Mtg Fin Subser D-2
                           AMT+++ 5.60% 11/15/2021                                               Aa2            535         515,606

                           Connecticut St Hsg Fin Auth Hsg Mtg Fin Subser D-2
                           AMT+++ 6.20% 11/15/2027                                               Aa2          1,740       1,770,450

                           Connecticut St Hsg Fin Auth Hsg Mtg Fin Subser F-2
                           AMT+++ 6.00% 11/15/2027                                               Aa2          1,490       1,499,312

                           Total                                                                                         10,721,149
====================================================================================================================================
Industrial 5.57%           Connecticut St Dev Auth Govt Lease Rev MBIA+ 6.60% 6/15/2014          AAA            500         540,625

                           Connecticut St Dev Auth Ind Dev Rev Watson Foods Co Inc
                           AMT+++ 5.90% 6/1/2028                                                 BBB            795         730,406

                           Connecticut St Res Recovery Auth American Fuel Co Ser A
                           AMT+++ 6.45% 11/15/2022                                               BB-          4,985       4,953,844

                           Total                                                                                          6,224,875
====================================================================================================================================
Miscellaneous 8.94%        Connecticut St Dev Auth Aquarium Rev Mystic Marinelife Aquar Ser A
                           7.00% 12/1/2027                                                       BBB*         1,500       1,537,500

                           New Haven CT Air Rights Pkg Fac Rev MBIA+ 6 1/2% 12/1/2015            AAA          8,025       8,456,344

                           Total                                                                                          9,993,844
====================================================================================================================================
Pollution 5.03%            Connecticut St Dev Auth Poll Ctrl Rev Pfizer Inc Proj                 Aaa          3,570       3,815,437
                           6.55% 2/15/2013

                           Puerto Rico Ind Med & Envirml Poll Ctrl Warner Lambert 7.60% 5/1/2014 Aa3          1,750       1,807,453
                           Total                                                                                          5,622,890
====================================================================================================================================
Power 9.30%                Puerto Rico Elec Pwr Auth Pwr Rev Ser DD FSA+ 4 1/2% 7/1/2019         AAA          2,000       1,695,000

                           Puerto Rico Elec Pwr Auth Pwr Rev Ser EE 4 3/4% 7/1/2024             BBB+         10,250       8,699,688
                           Total                                                                                         10,394,688
====================================================================================================================================
Prerefunded 12.79%         Connecticut St Hlth & Ed Fac Auth Rev Auth Rev W W Backus Hosp Ser C
                           6 3/8% 7/1/2022                                                       AAA            850         909,500

                           Connecticut St Hlth & Ed Fac Auth Rev Prerefunded Sacred Heart Ser C
                           6 1/2% 7/1/2016                                                       AAA            725         806,562

                           Connecticut St Clean Wtr Fd Rev 7.00% 1/1/2011                        AAA          2,050       2,157,625

                           Connecticut St Ctfs Partn Middletown Courthouse Fac Proj
                           MBIA+ 6 1/4% 12/15/2010                                               AAA            575         611,656

                           Connecticut St Sp Tax Oblig Rev FGIC+ 6.10% 10/1/2011                 AAA          1,000       1,081,250
                           Darien CT 5 1/2% 10/15/2015                                           Aaa            500         527,500

                           Puerto Rico Comwlth 6.45% 7/1/2017                                    AAA          2,000       2,205,000

                           Puerto Rico Comwlth 6 1/2% 7/1/2023                                   AAA          2,000       2,210,000

                           Puerto Rico Comwlth 6.00% 7/1/2026                                    AAA          1,000       1,098,750

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T 6 5/8% 7/1/2018   AAA              3           3,366

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser T 6 5/8% 7/1/2018   Aaa             67          72,147

                           Puerto Rico Elec Pwr Auth Pwr Rev Ser T RIBs FSA+ 9.12% 7/1/2018++    AAA          1,500       1,783,125

                           Puerto Rico Elec Pwr Auth Pwr Rev Ser X 6 1/8% 7/1/2021               Aaa            750         821,250

                           Total                                                                                         14,287,731
====================================================================================================================================


20



Statement of Net Assets

Connecticut Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Solid Waste 5.73%          Connecticut St Dev Auth Solid Waste Disp Fac Rev Pfizer Inc Proj
                           AMT+++ 7.00% 7/1/2025                                                 AAA        $ 2,500     $ 2,759,375

                           Eastern CT Res Recov Auth Solid Wst Rev W Libson Ser A
                           AMT+++ 5 1/2% 1/1/2020                                                BBB          4,000       3,640,000

                           Total                                                                                          6,399,375
-----------------------------------------------------------------------------------------------------------------------------------
Transportation .54%        Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser W 5 1/2% 7/1/2015     A            600         600,750
-----------------------------------------------------------------------------------------------------------------------------------
Water/Sewer .67%           Connecticut St Dev Auth Wtr Fac Rev Bridgeport Hydraulic
                           AMT+++ 6.15% 4/1/2035                                                  AA-           500         505,625

                           Connecticut St Dev Auth Wtr Fac Rev The CT Wtr Co Ser A
                           AMBAC+ AMT+++ 5 3/4% 7/1/2028                                         AAA            250         246,563

                           Total                                                                                            752,188
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds 99.47% (Cost $112,753,555)                                             111,163,816
----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities .53%                                                                               594,414
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                     $111,758,230
-----------------------------------------------------------------------------------------------------------------------------------

                           Net asset value ($111,758,230 / 11,296,930 shares outstanding)                                    $ 9.89

                           Maximum  offering price (net asset value plus sales charge of 3.25% of the offering price)        $10.22

Ratings are unaudited.

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See page 32 for Glossary of Terms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax. See Notes to Financial Statements.

Statement of Net Assets

Missouri Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Education 3.13%            Missouri St Hlth & Ed Fac Auth Rev Maryville Univ St Louis Proj
                           5 3/4% 6/15/2017                                                     Baa1         $  400      $  385,500

                           University MO Univ Rev Sys Fac 5 1/2% 11/1/2017                       AA+          3,500       3,552,500

                           Total                                                                                          3,938,000
====================================================================================================================================
General Obligation 6.58%   Missouri St Fourth State Bldg Ser A 4 1/2% 6/1/2020                   AAA          2,865       2,438,831

                           Platte Cnty MO Sch Dist 5 1/4% 3/1/2015                               Aa1            105         102,244

                           Puerto Rico Comwlth RIBs MBIA+ 8.08% 7/1/2008++                       AAA          1,000       1,071,250

                           Puerto Rico Comwlth RIBs FSA+ 8.28% 7/1/2020++                        AAA          4,000       4,065,000

                           St. Louis MO Pub Safety FGIC+ 5.00% 2/15/2015                         AAA            625         593,750
                           Total                                                                                          8,271,075
====================================================================================================================================
Healthcare 13.60%          Cape Girardeau Cnty MO Ind Dev Auth Hlth Care Fac Rev Hosp
                           MBIA+ 5 1/4% 6/1/2016                                                 AAA            825         800,250

                           Hannibal MO Ind Dev Auth Hlth Fac Rev Regl Hosp Ser A
                           FSA+ 5 5/8% 3/1/2012                                                  AAA          2,170       2,218,825

                           Hannibal MO Ind Dev Auth Hlth Fac Rev Regl Hosp Ser A
                           FSA+ 5 3/4% 3/1/2022                                                  AAA          1,250       1,250,000

                           Jackson Cnty MO Ind Dev Auth Hlth Care Rev St Joseph Ctr
                           7.00% 7/1/2022                                                       Baa1          1,500       1,586,250

                           Lees Summit MO Ind Dev Auth Hlth Fac Rev 6.00% 8/15/2017             A-**          1,000         992,500


21


Statement of Net Assets

Missouri Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Missouri St Hlth & Ed Fac Auth Rev Heartland Hlth Sys Proj
                           AMBAC+ 6.35% 11/15/2017                                               AAA         $3,600     $ 3,780,000

                           Missouri St Hlth & Ed Fac Auth Rev Hlth Midwest Ser B
                           MBIA+ 6 1/4% 2/15/2022                                                AAA          2,175       2,256,563

                           North Kansas City MO Hosp Rev AMBAC+ 4 3/4% 11/15/2023                Aaa          4,570       3,867,363

                           Puerto Rico Ind Tourist Ed Mennonite General Hosp Ser A               BBB-           370         351,038
                           5 5/8% 7/1/2017

                           Total                                                                                         17,102,789
====================================================================================================================================
Housing 8.96%              Missouri St Dev Fin Brd Multi Fam Rev Quality Hill Proj Ser A
                           ASSET GTY+ 5.60% 9/15/2028                                             AA          3,170       3,094,713

                           Missouri St Hsg Dev Cmnty Mtg Rev Cap Apprec Sing Fam Ser E-1
                           GNMA/FNMA+ AMT+++ Zero Coupon 3/1/2029                                AAA          4,975         864,406

                           Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Ser A
                           GNMA/FHA+ AMT+++ 6.22% 3/1/2026                                       AAA          4,855       4,939,963

                           Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Ser A
                           GNMA+ AMT+++ 6 3/4% 6/1/2024                                          AAA            305         315,675

                           Missouri St Hsg Dev Cmnty Mtg Rev Sing Fam Mtg Ser B
                           GNMA+ AMT+++ 6.40% 12/1/2024                                          AAA          2,000       2,040,000

                           Puerto Rico Hsg Fin Corp Sing Fam Mtg Rev Portfolio 1 Ser B
                           GNMA+ 7.65% 10/15/2022                                                AAA             15          15,501

                           Total                                                                                         11,270,258
-----------------------------------------------------------------------------------------------------------------------------------
Industrial 6.05%           Missouri St Dev Fin Brd Solid Waste Disp Rev Procter & Gamble Proj
                           AMT+++ 5.20% 3/15/2029                                                 AA          8,300       7,604,875
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous 11.28%       Columbia MO Sp Oblig Cap Impt 5 1/2% 2/1/2016                           A            500         493,750

                           Fort Zumwalt MO Sch Dist Impt Corp Lease Hold Rev
                           AMBAC+ 5.60% 3/1/2017                                                 Aaa            500         500,625

                           Kansas City MO Muni Assistance Corp Rev Ser A 5 1/8% 3/1/2019          A3          1,250       1,146,875

                           Missouri Sch Brds Assoc Lease Partn INSD-NIXA Reorg Sch Dist R-2
                           ASSET GTY+ 5.40% 3/1/2020                                              AA          1,000         946,250

                           Missouri St Ctfs Partn Bonne Terre Prison Proj Ser A
                           AMBAC+ 5.15% 6/1/2019                                                 AAA          1,455       1,353,150

                           Missouri St Ctfs Partn Bonne Terre Prison Proj Ser A
                           AMBAC+ 5.15% 6/1/2018                                                 AAA          1,440       1,342,800

                           Puerto Rico Tel Auth Rev RIBs MBIA+ 7.07% 1/25/2007++                 AAA          2,000       2,165,000

                           St Louis MO Ind Dev Auth Rev Kiel Ctr Multi Purp Arena
                           AMT+++ 7 7/8% 12/1/2024                                              BBB*          2,000       2,135,000

                           St Louis MO Ld Clearance Redev Auth Rev Kiel Site Lease Ser B
                           MBIA+ 5.30% 7/1/2016                                                  AAA            500         488,125

                           St Louis MO Mun Fin Corp Lease Hold Rev City Justice Ctr Ser A
                           AMBAC+ 6.00% 2/15/2019                                                AAA          3,500       3,613,750

                           Total                                                                                         14,185,325
====================================================================================================================================
Pollution 10.23%           Missouri St Env Impt & Enrg Res Auth Wtr Poll Ctrl Ser A              Aa1          3,000       3,183,750
                           6.55% 7/1/2014

                           Missouri St Env Impt & Enrg Res Auth Wtr Poll Ctrl Ser A              Aa1          2,400       2,433,000
                           5 3/4% 1/1/2016

                           Missouri St Env Impt & Enrg Res Auth Wtr Poll Ctrl Ser B              Aa1          2,250       2,497,500
                           7.20% 7/1/2016

                           Missouri St Env Impt & Enrg Res Auth Wtr Poll Ctrl Ser D              Aa1          2,100       2,144,625
                           5.90% 1/1/2019

                           Missouri St Env Impt & Enrg Res Auth Wtr Poll Ctrl Ser E              Aa1            900         905,625
                           5 5/8% 7/1/2016

                           Missouri St St Wtr Poll Ctrl Ser A 4 1/2% 6/1/2020                     AAA          2,005       1,706,756

                           Total                                                                                         12,871,256
====================================================================================================================================
Prerefunded 22.35%         Cape Girardeau MO Wtr Wks Sys Rev FGIC+ 6.40% 3/1/2012                AAA          1,150       1,204,625

                           Central MO St Univ Rev Hsg Sys MBIA+ 7.00% 7/1/2014                   AAA            150         159,937

                           Clay Cnty MO Pub Bldg Auth Lease Hold Rev FGIC+ 7.00% 5/15/2014       AAA          1,000       1,102,500

                           Kansas City MO Arpt Rev Gen Impt Ser B FSA+ 6 7/8% 9/1/2014           AAA          1,490       1,655,762

                           Kansas City MO Wtr Rev 7th Issue Ser D 6.65% 12/1/2013                AAA          2,800       3,066,000

                           Missouri St Hlth & Ed Fac Auth Rev Bjc Hlth Sys Ser A                 AAA          4,900       5,371,625
                           6 1/2% 5/15/2020


22


Statement of Net Assets

Missouri Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Missouri St Hlth & Ed Fac Auth Rev SSM Hlth Care Ser AA
                           MBIA+ 6 1/4% 6/1/2016                                                 Aaa         $  345      $  367,856

                           Missouri St Hlth & Ed Fac Auth Rev St Louis Univ High School
                           6.35% 10/1/2014                                                       AAA          2,000       2,175,000

                           Missouri St Hlth & Ed Fac Auth Rev St Lukes Hosp KC Proj
                           MBIA+ 7.00% 11/15/2013                                                AAA          1,030       1,108,537

                           Missouri St Regl Convention & Sports Complex Auth Ser A
                           6.90% 8/15/2021                                                       AAA          5,000       5,418,750

                           Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.41% 7/1/2023++          AAA          2,500       2,784,375

                           Puerto Rico Tel Auth Rev RIBs MBIA+ 7.27% 1/16/2015++                 AAA          1,000       1,095,000

                           Springfield MO Sch Dist No 12 Ser A FGIC+ 6 3/4% 3/1/2011             AAA          1,225       1,267,875

                           St Louis MO Pkg Fac Rev MBIA+ 5 3/8% 12/15/2021                       AAA             10           9,650

                           St Louis MO Sch Dist FGIC+ 6.00% 4/1/2012                             AAA          1,275       1,324,406

                           Total                                                                                         28,111,898
====================================================================================================================================
Transportation 13.96%      Lake Of The Ozarks Cmnty Brdg Corp MO Brdg Sys Rev 5 1/4% 12/1/2020  BBB*          1,500       1,383,750

                           Lake Of The Ozarks Cmnty Brdg Corp MO Brdg Sys Rev 5 1/4% 12/1/2026  BBB*          3,000       2,718,750

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y 5 1/2% 7/1/2036     A          1,250       1,195,313

                           Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                           MBIA+ 4 3/4% 7/1/2038                                                 AAA         11,330       9,488,875

                           St Louis MO Arpt Rev Lambert St Louis Intl Ser B                      AAA          2,000       1,855,000
                           FGIC+ AMT+++ 5 1/4% 7/1/2022

                           St Louis MO Arpt Rev Lambert St Louis Intl Ser B                      AAA           1,000        917,500
                           FGIC+ AMT+++ 5 1/4% 7/1/2027

                           Total                                                                                         17,559,188
====================================================================================================================================
Water/Sewer 1.32%          Missouri St Env Impt & Enrg Res Auth Wtr Fac Henry Cnty Wtr Ser A
                           MBIA+ AMT+++ 5.95% 11/1/2019                                          AAA           1,500      1,546,875

                           St Charles Cnty MO Pub Wtr Supp Dist #2 Ctfs Partn Ser A
                           MBIA+ 5.00% 12/1/2020                                                 Aaa            130         117,000

                           Total                                                                                          1,663,875
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds 97.46% (Cost $123,057,261)                                             122,578,539
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities 2.54%                                                                            3,196,098
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                     $125,774,637
-----------------------------------------------------------------------------------------------------------------------------------

                           Net asset value ($125,774,637 / 25,222,549 shares outstanding)                                     $4.99
                           Maximum  offering  price (net asset  value  plus  sales  charge of 3.25% of the offering price)    $5.16

Ratings are unaudited

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

**   This investment has been rated by Fitch Investors Service only.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See page 32 for Glossary of Terms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax.  See Notes to Financial Statements.



23


Statement of Net Assets

Hawaii Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Education .40%             University HI Univ Sys Rev Ser G AMBAC+ 5.45% 10/1/2006               AAA         $  275     $   283,938
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation 29.02%  Hawaii Cnty HI Ser A FGIC+ 5.60% 5/1/2013                             AAA          1,780       1,822,275

                           Hawaii Cnty HI Ser A FSA+ 5 5/8% 5/15/2019                            AAA            610         601,612

                           Hawaii St Ser BZ 6.00% 10/1/2010                                       A+            500         533,750

                           Hawaii St Ser BZ 6.00% 10/1/2012                                       A+            500         533,125

                           Hawaii St Ser CA FGIC+ 8.00% 1/1/2013                                 AAA          2,000       2,497,500

                           Hawaii St Ser CP FGIC+ 5.00% 10/1/2016                                AAA            900         839,250

                           Hawaii St Ser CR MBIA+ 4 3/4% 4/1/2018                                AAA          3,000       2,651,250

                           Hawaii St Ser CT FSA+ 5 7/8% 9/1/2019                                 AAA          1,000       1,008,750

                           Honolulu HI City & Cnty Ser A MBIA+ 5.00% 11/1/2015                   AAA          1,095       1,027,931

                           Honolulu HI City & Cnty Ser A FGIC+ 5 1/2% 9/1/2016                   AAA              5           5,019

                           Honolulu HI City & Cnty Ser B FGIC+ 5.00% 11/1/2016                   AAA            265         247,112

                           Honolulu HI City & Cnty Ser B FGIC+ 5.00% 7/1/2023                    AAA          1,000         897,500

                           Honolulu HI City & Cnty Wtr FGIC+ 6.00% 12/1/2015                     AAA          1,000       1,060,000

                           Kauai Cnty HI Pub Impt Ser B MBIA+ 5 1/4% 8/1/2017                    AAA            195         186,469

                           Maui Cnty HI Ser A MBIA+ 5 3/4% 6/1/2016                              AAA          1,035       1,062,169

                           Maui Cnty HI Ser A FGIC+ 5.10% 3/1/2019                               AAA            300         278,250

                           Puerto Rico Comwlth 5.00% 7/1/2027                                      A            500         445,625

                           Puerto Rico Comwlth Pub Impt 4 1/2% 7/1/2023                            A          2,500       2,040,625

                           Puerto Rico Comwlth RIBs FSA+ 8.28% 7/1/2020++                        AAA          3,000       3,048,750

                           Total                                                                                         20,786,962
====================================================================================================================================
Healthcare 14.32%          Hawaii St Dept Bdg & Fin Sp Purp Rev 6.20% 7/1/2016                     A          1,000       1,031,250

                           Hawaii St Dept Bdg & Fin Sp Purp Rev 6 1/4% 7/1/2021                    A          2,000       2,062,500

                           Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev St Francis Med Ctrs
                           FSA+ 6 1/2% 7/1/2022                                                  AAA          1,200       1,269,000

                           Hawaii St Dept Bdg & Fin Sp Purp Rev Kaiser Permanente Ser A
                           5.15% 3/1/2015                                                          A          2,000       1,842,500

                           Hawaii St Dept Bdg & Fin Sp Purp Rev The Queens Hlth Sys Ser B
                           MBIA+ 5.00% 7/1/2028                                                  AAA          2,000       1,745,000

                           Hawaii St Dept Bdg & Fin Sp Purp Rev Wilcox Mem Hosp Proj
                           5 1/4% 7/1/2013                                                      BBB+          1,200       1,116,000

                           Hawaii St Dept Bdg & Fin Sp Purp Rev Wilcox Mem Hosp Proj
                           5 1/2% 7/1/2028                                                      BBB+          1,350       1,189,687

                           Total                                                                                         10,255,937
====================================================================================================================================
Housing 4.83%              Hawaii St Hsg Fin & Dev Corp Rev Univ Of HI Faculty Hsg Proj
                           AMBAC+ 5.65% 10/1/2016                                               AAA           1,000       1,007,500

                           Hawaii St Hsg Fin & Dev Corp Rev Univ Of HI Faculty Hsg Proj
                           AMBAC+ 5.70% 10/1/2025                                                AAA            500         496,250

                           Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser A
                           FNMA+ AMT+++ 7.10% 7/1/2024                                           Aa1            960         996,000

                           Hawaii St Hsg Fin & Dev Corp Sing Fam Mtg Purp Rev Ser B
                           5.30% 7/1/2028                                                        Aa1          1,000         940,000

                           Puerto Rico Hsg Fin Corp Sing Fam Mtg Rev Portfolio 1 Ser B
                           GNMA+ 7.65% 10/15/2022                                                AAA             20          20,668

                           Total                                                                                          3,460,418
====================================================================================================================================
Miscellaneous 1.79%        Hawaii St Ctfs Partn Kapolei St Office Bldg Ser A                     AAA            725         656,125
                           AMBAC+ 5.00% 5/1/2018

                           Puerto Rico Ind Tourist Ed Med Ana G Mendez Univ Sys Proj
                           5 3/8% 2/1/2019                                                       BBB            500         467,500

                           Puerto Rico Ind Tourist Ed Mutuo Oblig Grp Ser A                      AAA            150         158,813
                           MBIA+ 6 1/4% 7/1/2024

                           Total                                                                                          1,282,438
-----------------------------------------------------------------------------------------------------------------------------------
Pollution 2.16%            Puerto Rico Ind Med & Envirml Poll Ctrl Warner Lambert Proj
                           7.60% 5/1/2014                                                        Aa3          1,500       1,549,245
-----------------------------------------------------------------------------------------------------------------------------------



24


Statement of Net Assets

Hawaii Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Power 17.49%               Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev HI Elec Co Ser A
                           MBIA+ AMT+++ 6.60% 1/1/2025                                           AAA         $2,795     $ 2,955,713

                           Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev HI Elec Co Ser C
                           MBIA+ AMT+++ 7 3/8% 12/1/2020                                         AAA          2,000       2,100,000

                           Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev
                           RIBs AMT+++ 6.74% 12/15/2023++                                        AAA          5,000       4,450,000

                           Hawaii St Dept Bdg & Fin Sp Purp Rev HI Elec Co Ser A
                           MBIA+ 4.95% 4/1/2012                                                  AAA          1,000         962,500

                           Puerto Rico Elec Pwr Auth Pwr Rev Ser EE 4 3/4% 7/1/2024             BBB+          1,500       1,273,125

                           Puerto Rico Elec Pwr Auth Pwr Rev Ser U 6.00% 7/1/2014               BBB+            750         786,563

                           Total                                                                                         12,527,901
====================================================================================================================================
Prerefunded 18.87%         Hawaii St Dept Bdg & Fin Sp Purp Mtg Rev Pali Momi Med Ctr Proj
                           7.65% 7/1/2019                                                        AAA         1,000        1,077,500

                           Honolulu HI City & Cnty Ser A MBIA+ 5.00% 11/1/2015                   AAA            405         409,556

                           Honolulu HI City & Cnty Ser A FGIC+ 5 1/2% 9/1/2016                   AAA            440         465,850

                           Honolulu HI City & Cnty Ser A FGIC+ 5 1/2% 9/1/2016                   AAA            555         577,894

                           Honolulu HI City & Cnty Ser B FGIC+ 5.00% 11/1/2016                   AAA            235         239,112

                           Puerto Rico Comwlth 6.35% 7/1/2010                                    AAA          1,285       1,411,894

                           Puerto Rico Comwlth 6.45% 7/1/2017                                    AAA          2,575       2,838,938

                           Puerto Rico Comwlth 6 1/2% 7/1/2023                                   AAA          1,250       1,381,250

                           Puerto Rico Comwlth 6.00% 7/1/2026                                    AAA          1,000       1,098,750

                           Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.41% 7/1/2023++          AAA          1,500       1,670,625

                           Puerto Rico Ind Med & Envirml Poll Ctrl St Lukes Hosp Proj Ser A
                           6 1/4% 6/1/2010                                                       AAA          1,390       1,468,187

                           Puerto Rico Tel Auth Rev RIBs MBIA+ 7.27% 1/16/2015++                 AAA            800         876,000

                           Total                                                                                         13,515,556
====================================================================================================================================
Transportation 6.54%       Hawaii St Arpt Sys Rev 2nd Ser MBIA+ AMT+++ 7.00% 7/1/2018            AAA          2,000       2,117,500

                           Hawaii St Hbr Cap Impt Rev FGIC+ AMT+++ 6 1/4% 7/1/2015               AAA            500         526,250

                           Hawaii St Hbr Cap Impt Rev FGIC+ AMT+++ 6 3/8% 7/1/2024               AAA            500         525,625

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser V 6 5/8% 7/1/2012     A            500         531,875

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y 5 1/2% 7/1/2026     A          1,000         961,250

                           Puerto Rico Comwlth Hwy & Transn Auth Transn Rev 5.00% 7/1/2022        A-             20          17,875

                           Total                                                                                          4,680,375
====================================================================================================================================
Water/Sewer 2.52%          Honolulu HI City & Cnty Bd Wtr Supply Wtr Sys Rev 5.80% 7/1/2021       AA          1,000       1,002,500

                           Honolulu HI City & Cnty Waste Wtr Sys Rev 2nd Bd Resolution
                           FGIC+ 4 1/2% 7/1/2028                                                 AAA          1,000         800,000

                           Total                                                                                          1,802,500
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds 97.94% (Cost $70,382,179)                                               70,145,270
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities 2.06%                                                                            1,474,077
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                      $71,619,347
-----------------------------------------------------------------------------------------------------------------------------------

                           Net asset value  ($71,619,347 / 14,790,998 shares outstanding)                                     $4.84
                           Maximum  offering  price (net asset  value  plus  sales  charge of 3.25% of the offering price)    $5.00

Ratings are unaudited.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See page 32 for Glossary of Terms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax. See Notes to Financial Statements.



25


Statement of Net Assets

Washington Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Education 2.85%            Washington St Higher Ed Fac Auth Rev Whitman College Proj
                           5 7/8% 10/1/2029                                                      AA-         $1,500     $ 1,477,500
-----------------------------------------------------------------------------------------------------------------------------------
General Obligation 26.06%  King Cnty WA RIBs 7.66% 12/1/2013++                                   AA*          3,000       3,213,750

                           King Cnty WA Ser B 4 1/2% 1/1/2024                                    Aa1            320         254,400

                           Seattle WA Ser F 5 1/8% 12/15/2028                                    Aa1          3,000       2,688,750

                           Washington St Ser A 5 3/4% 9/1/2019                                   Aa1          3,680       3,675,400

                           Washington St Ser B 5 3/4% 5/1/2016                                   Aa1          3,550       3,563,313

                           Whatcom Cnty WA 5 3/4% 12/1/2012                                       A1            115         117,300

                           Total                                                                                         13,512,913
====================================================================================================================================
Housing 8.70%              Skagit Cnty WA Hsg Auth Low Income Hsg Assist Rev Mtg Ln
                           GNMA+ 7.00% 6/20/2035                                                 AAA            750         806,250

                           Snohomish Cnty WA Hsg Auth Rev Cedar Str Apts Proj Sr Lien Ser A
                           AMT+++ 6.40% 5/1/2027                                                   A            500         515,000

                           Washington St Hsg Fin Cmnty Nonprofit Hsg Rev Kline Galland Ctr Proj
                           ASSET GTY+ 5 7/8% 7/1/2019                                             AA            800         783,000

                           Washington St Hsg Fin Cmnty Sing Fam Mtg Rev Ser A
                           GNMA/FNMA+ AMT+++ 6.65% 7/1/2016                                      AAA            255         257,247

                           Washington St Hsg Fin Cmnty Sing Fam Mtg Rev Ser A
                           GNMA/FNMA+ AMT+++ 7.05% 7/1/2022                                      AAA          1,135       1,188,913

                           Washington St Hsg Fin Cmnty Sing Fam Proj Ser 2A
                           AMT+++ 6.30% 12/1/2027                                                Aaa            935         959,544

                           Total                                                                                          4,509,954
====================================================================================================================================
Miscellaneous 2.04%        Bellevue WA Convention Ctrl Auth Sp Oblig Rev Comp Int
                           MBIA+ Zero Coupon 2/1/2024                                            AAA          1,400         334,250

                           CDP-King Cnty III WA Lease Rev King Street Ctr Proj
                           MBIA+ 5 1/4% 6/1/2026                                                 AAA            500         461,250

                           Spokane WA Pub Fac Dist Hotel Motel & Sales Use Tax Multi-Purpose

                           Arena Proj AMBAC+ 6 1/2% 1/1/2018                                     AAA            250         260,937

                           Total                                                                                          1,056,437
====================================================================================================================================
Power 30.78%               Chelan Cnty WA Pub Util Dist #001 Cons Rev Chelan Hydroelec Ser A
                           MBIA+ AMT+++ 6.40% 7/1/2017                                           AAA          1,000       1,055,000

                           Chelan Cnty WA Pub Util Dist #001 Cons Rev Chelan Hydroelec Ser D
                           MBIA+ AMT+++ 6.35% 7/1/2028                                           AAA          2,425       2,549,281

                           Chelan Cnty WA Pub Util Dist #1  Cap Apprec Columbia Riv Rock
                           IS Hwy Ser A MBIA+ Zero Coupon 6/1/2024                               AAA          1,860         437,100

                           Chelan Cnty WA Pub Util Dist #1 Cap Apprec Columbia Riv Rock
                           IS Hwy Ser A MBIA+ Zero Coupon 6/1/2028                               AAA         14,985       2,753,494

                           Douglas Cnty WA Pub Util Dist #1 Wells Hydroelec 2 Tier Ser B
                           AMBAC+ 8 3/4% 9/1/2006                                                AAA          4,535       5,130,219

                           Douglas Cnty WA Pub Util Dist #1 Wells Hydroelec 8 3/4% 9/1/2018      Aa3            350         423,937

                           Grant Cnty WA Pub Util Dist #2 Priest Rapids Hydroelec 2nd Ser B
                           MBIA+ AMT+++ 5 3/8% 1/1/2018                                          AAA            500         473,125

                           Lewis Cnty WA Pub Util Dist #1 Cowlitz Falls Hydroelec                Aa1            755         723,856
                           5 1/2% 10/1/2022

                           Seattle WA Mun Lt & Pwr Rev Ser A MBIA+ 5 5/8% 9/1/2015               AAA          1,000       1,003,750

                           Snohomish Cnty WA Pub Util No 001 Elec Rev FSA+ 5 3/8% 12/1/2024      AAA          1,500       1,408,125

                           Total                                                                                         15,957,887
====================================================================================================================================
Prerefunded 18.51%         Douglas Cnty WA Pub Util Dist #1 Wells Hydroelec 8 3/4% 9/1/2018      Aaa            150         191,625

                           Mason Cnty WA Pub Util Dist #3 Elec Rev 6.35% 1/1/2013                AAA          1,040       1,098,500

                           Mount Vernon WA AMBAC+ 6.85% 12/1/2014                                AAA          1,285       1,421,531

                           Pike Place Mkt Preservation & Dev Auth WA Sp Olig Rev Ser A
                           6.60% 12/1/2021                                                       AAA          1,000       1,048,750

                           Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                      AAA             20          21,600

                           Puerto Rico Elec Pwr Auth Pwr Rev RIBs FSA+ 8.41% 7/1/2023++          AAA          3,500       3,898,125


26


Statement of Net Assets

Washington Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Puerto Rico Tel Auth Rev RIBs MBIA+ 7.27% 1/16/2015++                 AAA         $  500     $   547,500

                           Renton WA Wtr & Swr Rev 6.55% 11/1/2013                               AAA          1,000       1,091,250

                           Washington St Higher Ed Fac Auth Rev Whitworth College
                           CONNIE LEE+ 7.00% 10/1/2015                                           AAA            250         277,500

                           Total                                                                                          9,596,381
====================================================================================================================================
Transportation 4.16%       Port Kalama WA Rev Ser B AMT+++ 5 5/8% 12/1/2015                     Baa1            400         394,000

                           Port Seattle WA Rev Ser A FGIC+ 5 1/2% 9/1/2021                       AAA          1,000         967,500

                           Port Seattle WA Rev Ser B AMBAC+ AMT+++ 7.60% 12/1/2009               Aa3            525         551,906

                           Port Seattle WA Rev Ser B AMT+++ 6.70% 11/1/2010                      Aa3            230         243,800

                           Total                                                                                          2,157,206
====================================================================================================================================
Water/Sewer 10.24%         King Cnty WA Swr Rev FGIC+ 5 1/2% 1/1/2022                            AAA          2,000       1,920,000

                           Seattle WA Drain & Wst Wtr Util Rev 5 3/4% 12/1/2022                  Aa2          1,500       1,500,000

                           Seattle WA Wtr Sys Rev 5 1/4% 12/1/2023                               Aa2          1,040         958,100

                           Seattle WA Wtr Sys Rev FGIC+ 5 3/8% 3/1/2029                          AAA          1,000         932,500

                           Total                                                                                          5,310,600
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds 103.34% (Cost $54,471,873)                                              53,578,878
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities (3.34)%                                                                         (1,730,220)
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                      $51,848,658
-----------------------------------------------------------------------------------------------------------------------------------

                           Net asset value  ($51,848,658/10,562,641 shares outstanding)                                       $4.91
                           Maximum  offering  price (net asset  value  plus  sales  charge of 3.25% of the offering price)    $5.07

Ratings are unaudited.

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See page 32 for Glossary of Terms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax.  See Notes to Financial Statements.



Statement of Net Assets

Minnesota Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
Education 7.54%            Minnesota St Higher Ed Fac Auth Rev Hamline Univ Ser 5-B
                           6.00% 10/1/2029                                                      Baa1         $  500      $  495,625

                           Minnesota St Higher Ed Fac Auth Rev Macalester College Ser 4-J
                           5.55% 3/1/2017                                                        Aa3            260         257,725

                           Minnesota St Higher Ed Fac Auth Rev Univ of St Thomas Ser 4-A1
                           5 5/8% 10/1/2016                                                       A2            250         247,813

                           Minnesota St Higher Ed Fac Auth Rev Univ of St Thomas Ser 4-M
                           5.35% 4/1/2017                                                         A2            250         238,750

                           University MN Ser A 5 3/4% 7/1/2018                                   Aa2            250         256,563

                           Total                                                                                          1,496,476
====================================================================================================================================
General Obligation 16.54%  Farmington MN Indpt Sch Dist #192 Ser A FSA+ 5.20% 2/1/2023           Aaa            500         467,500

                           Lakeville MN Indpt Sch Dist #194 Ser A 5 1/8% 2/1/2022                Aa1            500         462,500

                           Minneapolis MN Sp Sch Dist #1 FGIC+ 5 3/8% 2/1/2014                   AAA            250         250,312

                           Minneapolis MN Sp Sch Dist #1 Ctfs Partn Ser B 5 1/8% 2/1/2018        Aa1            500         469,375

                           Minnesota St 5 1/4% 8/1/2014                                          AAA            265         260,694

                           North St Paul Maplewood MN Indpt Sch Dist #622 Ser A 5 1/8% 2/1/2020  Aa1            550         512,875


27




Statement of Net Assets

Minnesota Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Park Rapids MN Indpt Sch Dist #309 4 3/4% 2/1/2018                    Aa1         $  250     $   219,687

                           St Cloud MN Ctfs Partn 5.90% 12/1/2017                               BBB+            200         195,250

                           St Michael MN Indpt Sch Dist #885 5.00% 2/1/2025                      Aa1            250         224,063

                           Windom MN Indpt Sch Dist #177 4 3/4% 2/1/2019                         Aa1            250         218,750

                           Total                                                                                          3,281,006
====================================================================================================================================
Healthcare 24.34%          Hastings MN Hlth Care Fac Rev Regina Med Ctr ACA+ 5.30% 9/15/2028       A            500         456,250

                           Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Group Hlth
                           Plan Proj 6.90% 10/15/2022                                           BBB+            300         316,875

                           Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Childrens
                           Hlth Care Ser A FSA+ 5.70% 8/15/2016                                  AAA            150         150,750

                           Minnesota Agric & Econ Dev Brd Rev Evangelical Lutheran Proj
                           AMBAC+ 5.00% 12/1/2015                                                AAA            250         234,375

                           Minnesota Agric & Econ Dev Brd Rev Evangelical Lutheran Proj
                           AMBAC+ 5.00% 12/1/2023                                                AAA            350         311,062

                           Minnesota Agric & Econ Dev Brd Rev Hlth Care Benedictine Ser A
                           MBIA+ 5 1/8% 2/15/2029                                                AAA          1,000         900,000

                           Minnesota Agric & Econ Dev Brd Rev Hlth Care Fairview Hosp Ser A
                           MBIA+ 5 1/2% 11/15/2017                                               AAA            220         215,600

                           Rochester MN Hlth Care Fac Rev Mayo Foundation Ser A                  AA+            500         483,125
                           5 1/2% 11/15/2027

                           Rochester MN Hlth Care Fac Rev Mayo Foundation Ser B                  AA+            500         483,125
                           5 1/2% 11/15/2027

                           Rochester MN Hlth Care Fac Rev Ser H RIBs 7.76% 11/15/2015++          AA+          1,000       1,051,250

                           St Paul MN Hsg & Redev Auth Hosp Rev Hltheast Proj Ser A
                           5.70% 11/1/2015                                                      BBB-            250         226,875

                           Total                                                                                          4,829,287
====================================================================================================================================
Housing 12.15%             Champlin MN Economic Dev Auth Hsg Dev MBIA+ 5.60% 2/1/2021            AAA            250         246,562

                           Fairbault MN Hsg & Redev Auth Govt Trails Edge Apts Ser A              A3            500         461,250
                           5 1/4% 2/1/2028

                           Minneapolis & St Paul MN Met Arpts Cmnty Ser 13                       AAA            250         221,562
                           AMT+++ 4 1/2% 1/1/2014

                           Minnesota St Hsg Fin Agy Sing Fam Mtg Ser B AMT+++ 5.65% 7/1/2022     AA+            250         241,875

                           Minnesota St Hsg Fin Agy Sing Fam Mtg Ser B-1 AMT+++ 6 3/4% 1/1/2026  AA+             95          98,087

                           Minnesota St Hsg Fin Agy Sing Fam Mtg Ser D AMT+++ 6.40% 7/1/2015     AA+            250         258,437

                           Minnesota St Hsg Fin Agy Sing Fam Mtg Ser D AMT+++ 5.85% 7/1/2019      Aa            205         204,744

                           Minnesota St Hsg Fin Agy Sing Fam Mtg Ser E 5.90% 7/1/2025            AA+            235         237,056

                           Minnesota St Hsg Fin Agy Sing Fam Mtg Ser G AMT+++ 6 1/4% 7/1/2026    AA+            230         234,312

                           Scott Cnty Minn Hsg & Redev Savage City Hamilton Apts Proj
                           AMBAC+ 5.60% 2/1/2019                                                 AAA            105         103,819

                           St Louis Park MN Multi Fam Hsg Mtg Cmnty Hsg FHA+ 6.15% 12/1/2016      Aa            100         103,375

                           Total                                                                                          2,411,079
====================================================================================================================================
Miscellaneous 4.50%        Minneapolis MN Sports Arena Proj 5 1/8% 10/1/2020                     AAA            500         466,250

                           St Paul MN Tax Increment Block 39 Ser A 4 3/4% 2/1/2019               AA+            250         217,813

                           St Paul MN Tax Increment Block 39 Ser A 4 3/4% 2/1/2025               AA+            250         209,688

                           Total                                                                                            893,751
-----------------------------------------------------------------------------------------------------------------------------------
Pollution 1.34%            Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A 4 3/4% 3/1/2017        AAA            300         265,875
-----------------------------------------------------------------------------------------------------------------------------------
Power 4.90%                Puerto Rico Elec Pwr Auth Pwr Rev Ser DD FSA+ 4 1/2% 7/1/2019         AAA            250         211,875

                           S MN Muni Pwr Agy Pwr Supply Sys Rev Cap Apprec Ser A

                           MBIA+ Zero Coupon 1/1/2021                                            AAA          1,000         292,500

                           S MN Muni Pwr Agy Pwr Supply Sys Rev Ser A MBIA+ 5.00% 1/1/2016       AAA            500         467,500

                           Total                                                                                            971,875
====================================================================================================================================
Prerefunded 13.88%         Brainerd MN Hlth Care Fac Rev Benedictine Hlth St Joseph Proj
                           8 3/8% 2/15/2020                                                      AAA            775         803,032

                           Marshall MN Elec & Wtr Util Rev FSA+ 6.45% 7/1/2011                   AAA            150         159,375


28


Statement of Net Assets

Minnesota Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Hlth One
                           Obligated Group Ser A MBIA+ 6 3/4% 8/15/2014                          AAA         $  245      $  255,751

                           Minneapolis & St Paul MN Hsg & Redev Auth Hlth Care Sys Hlth One
                           Obligated Group Ser B 8.00% 8/15/2014                                 AAA            650         685,334

                           Minneapolis MN Hosp Rev Childrens Med Ctr Proj Ser C 7.30% 12/1/2006  AAA            200         213,750

                           Minneapolis MN Hosp Rev Childrens Med Ctr Proj Ser C 7.00% 12/1/2020  AAA            200         212,750

                           Minnesota Pub Fac Auth Wtr Poll Ctrl Rev Ser A 6 1/4% 3/1/2016        AAA            100         107,625

                           St Louis Park MN Hlth Care Fac Rev Park Nicollet Med Ctr Proj
                           9 1/4% 1/1/2020                                                       Aaa            100         103,271

                           Western MN Muni Pwr Agy 1977 Ser A 6 3/8% 1/1/2016                    AAA            200         212,750

                           Total                                                                                          2,753,638
====================================================================================================================================
Transportation 9.08%       Minneapolis & St Paul MN Met Arpts Cmnty Arpt Rev Ser A
                           AMBAC+ 5.00% 1/1/2022                                                 AAA          1,000         896,250

                           Minneapolis & St Paul MN Met Arpts Cmnty Arpt Rev Ser A
                           FGIC+ 5 1/8% 1/1/2025                                                 AAA          1,000         906,250

                           Total                                                                                          1,802,500
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds 94.27% (Cost $19,706,796)                                               18,705,487
-----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities 5.73%
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                                                      1,003,645
====================================================================================================================================
Receivable for:            Interest                                                                                         231,471
                           Capitalstock sold                                                                                    604
                           Total Other Assets                                                                             1,235,720
-----------------------------------------------------------------------------------------------------------------------------------
Payable for:               Dividends                                                                                         75,957
                           Capital stock reacquired                                                                          15,000
                           Other                                                                                              6,971
                           Total Liabilities                                                                                 97,928
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities                                                                                  1,137,792
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                      $19,843,279
-----------------------------------------------------------------------------------------------------------------------------------

                           Net asset value ($19,843,279/4,153,249 shares outstanding)                                         $4.78
                           Maximum offering price (net asset value plus sales charge of 3.25% of the offering price)          $4.94

Ratings are unaudited.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See page 32 for Glossary ofTerms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax. See Notes to Financial Statements.


29


Statement of Net Assets

California Tax-Free Income Fund September 30, 1999

Education 17.94%           California Ed Fac Auth Rev CA Institute of Technology                 AAA        $10,245     $ 8,362,481
                           4 1/2% 10/1/2027

                           California Ed Fac Auth Rev Cap Apprec Univ San Diego
                           AMBAC+ Zero Coupon 10/1/2022                                          Aaa          2,360         616,550

                           California Ed Fac Auth Rev Cap Apprec Univ San Diego
                           AMBAC+ Zero Coupon 10/1/2024                                          Aaa          1,330         307,562

                           California Ed Fac Auth Rev Pomona College Ser B 5 7/8% 7/1/2019       AAA            800         822,000

                           California Ed Fac Auth Rev Pooled College & Univ Projs Ser B
                           6 1/8% 4/1/2013                                                      Baa2          1,340       1,381,875

                           California Ed Fac Auth Rev Pooled College & Univ Projs Ser B
                           6.30% 4/1/2021                                                       Baa2          1,000       1,020,000

                           California Ed Fac Auth Rev Residual Ctfs Ser 113                      AAA          5,025       4,334,062
                           RIBs 6.58% 12/1/2027++

                           California Ed Fac Auth Rev Univ of San Francisco                      AAA          1,500       1,563,750
                           MBIA+ 6.00% 10/1/2016

                           California Ed Fac Auth Rev Univ of San Francisco                      AAA         10,500      10,828,125
                           MBIA+ 6.00% 10/1/2026

                           California Ed Fac Auth Rev Univ of Southern CA 5 1/2% 10/1/2027       Aa2          2,425       2,358,312

                           California St Pub Wks Brd Lease Rev Cmnty College Proj Ser B
                           AMBAC+ 5 5/8% 3/1/2019                                                AAA          3,000       3,003,750

                           California St Univ Rev & Colleges Hsg Sys FGIC+ 5.90% 11/1/2021       AAA          4,725       4,837,219

                           Total                                                                                         39,435,686
====================================================================================================================================
Finance 3.88%              Orange Cnty CA Recovery Ctfs Partn Residual Ctfs Ser 128
                           RIBs MBIA+ 7.93% 7/1/2019++                                           AAA*         5,000       5,212,500

                           Orange Cnty CA Recovery Ctfs Partn Ser A MBIA+ 6.00% 7/1/2026         AAA          3,205       3,305,156

                           Total                                                                                          8,517,656
====================================================================================================================================
General Obligation 5.62%   California St FGIC+ 4 3/4% 4/1/2020                                   AAA          1,300       1,144,000

                           California St FGIC+ 5 5/8% 10/1/2023                                  AAA          3,500       3,478,125

                           California St 4 3/4% 12/1/2028                                        Aa3          4,985       4,231,019

                           California St Ser BR AMT+++ 5 1/4% 12/1/2026                          Aa3            190         174,800

                           Oak Grove CA Sch Dist Cap Apprec FGIC+ Zero Coupon 8/1/2022           AAA          2,515         647,612

                           Oak Grove CA Sch Dist Cap Apprec FGIC+ Zero Coupon 8/1/2023           AAA          1,270         307,975

                           Oak Grove CA Sch Dist Cap Apprec FGIC+ Zero Coupon 8/1/2024           AAA          1,130         257,075

                           Puerto Rico Comwlth Pub Impt 4 1/2% 7/1/2023                            A          2,600       2,122,250

                           Total                                                                                         12,362,856
====================================================================================================================================
Healthcare 5.15%           University CA Rev Hosp UC Med Ctr AMBAC+ 6.00% 7/1/2026               AAA          6,175       6,344,813

                           Valley Hlth Sys CA Hosp Rev Impt Proj Ser A ACA+ 6 1/2% 5/15/2025       A            575         602,313

                           Valley Hlth Sys CA Hosp Rev RIBs ACA+ 8.84% 5/15/2025++                A*          4,000       4,375,000

                           Total                                                                                         11,322,126
====================================================================================================================================
Housing 5.01%              California Hsg Fin Agy Rev Home Mtg Ser A FHA+ 7 3/8% 8/1/2017        Aa2          4,470       4,592,925

                           California St Hsg Fin Agy Home Mtg Rev Ser L
                           MBIA+ AMT+++ 6.40% 8/1/2027                                           AAA          6,235       6,429,844

                           Total                                                                                         11,022,769
====================================================================================================================================
Miscellaneous 5.75%        Concord CA Redev Agy Tax Alloc Ser 3 BIG+ 8.00% 7/1/2018              AAA             35          35,651

                           Corona CA Pub Fin Auth Rev Superior Lien Ser A FSA+ 5.00% 9/1/2020    AAA          1,200       1,099,500

                           Grossmont CA Un High Sch Dist Ctfs Partn FSA+ 5 3/4% 9/1/2026         AAA          1,655       1,661,206

                           Inglewood CA Pub Fin Auth Rev Ser A AMBAC+ 5 1/4% 8/1/2021            AAA          2,000       1,902,500

                           Los Angeles CA Pkg Rev Ser A AMBAC+ 4 3/4% 5/1/2020                   AAA          1,935       1,700,381

                           Midpeninsula Regl Open Space Dist CA Fin Auth Rev
                           AMBAC+ Zero Coupon 9/1/2024                                           AAA          3,335         754,544

                           Oakland CA JT Pwrs Fing Auth Reassmt Rev 5 1/2% 9/2/2024               A-            620         589,000

                           Pomona CA Pub Fin Auth Rev S W Pomona Redev Proj Ser W
                           MBIA+ 5.00% 2/1/2030                                                  AAA            750         665,625

                           San Francisco CA St Bldg Auth Lease Rev SF Civic Ctr Complex Ser A
                           AMBAC+ 5 1/4% 12/1/2021                                               AAA          2,490       2,368,613


30


Statement of Net Assets

California Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Santa Fe Springs CA Cmnty Dev Cons Redev Proj Ser A
                           MBIA+ 5 1/8% 9/1/2022                                                 AAA         $2,020     $ 1,871,025

                           Total                                                                                         12,648,045
-----------------------------------------------------------------------------------------------------------------------------------
Pollution 3.99%            California Poll Ctrl Fin Auth Rev Southern CA Ser B
                           AMBAC+ AMT+++ 6.40% 12/1/2024                                         AAA          8,310       8,777,438
-----------------------------------------------------------------------------------------------------------------------------------
Power 9.98%                Los Angeles CA Dept Wtr & Pwr Elec Rev 5 3/8% 9/1/2023                Aa3          1,500       1,451,250

                           Northern CA Transmission Rev CA Ore Transmission Ser A
                           MBIA+ 6 1/2% 5/1/2016                                                 AAA          4,250       4,510,312

                           Northern CA Transmission Rev RIBs MBIA+ 7.34% 4/29/2024++             AAA          8,500       7,766,875

                           Palo Alto CA Util Rev Ser A 6 1/4% 6/1/2020                           AA+          1,610       1,710,625

                           Sacramento CA Muni Util Dist Elec Rev RIBs FGIC+ 9.48% 8/15/2018++    AAA          6,000       6,502,500

                           Total                                                                                         21,941,562
====================================================================================================================================
Prerefunded 14.62%         California Ed Fac Auth Rev Loyola Marymount Univ Ser B
                           6.60% 10/1/2022                                                       AAA          1,400       1,526,000

                           California Hlth Fac Fin Auth Rev Cedarknoll Ser B 7 1/2% 8/1/2020     AAA          1,000       1,051,340

                           California Hlth Fac Fin Auth Rev San Diego Assn Ser A
                           MBIA+ 6.95% 10/1/2021                                                 AAA          1,600       1,724,000

                           East Bay CA Muni Util Dist Wtr Sys Rev Sub AMBAC+ 6 1/2% 6/1/2017     AAA          7,935       8,827,688

                           Metrp Wtr Dist Southern CA Wtr Wks Rev RIBs 7.76% 8/5/2022++          AAA          7,300       8,221,625

                           San Francisco CA Bay Area Rapid Tran Dist Sales Tax Rev
                           FGIC+ 6.60% 7/1/2012                                                  AAA          1,540       1,640,100

                           Santa Clara CA Elec Rev Ser A MBIA+ 6 1/4% 7/1/2019                   AAA          3,890       4,118,538

                           Vallejo CA Rev Wtr Impt Proj Ser B FGIC+ 6 1/2% 11/1/2014             AAA          4,565       5,038,619

                           Total                                                                                         32,147,910
====================================================================================================================================
Transportation 12.98%      Alameda Corridor Transn Auth CA Rev Cap Apprec Ser 1999 A
                           MBIA+ Zero Coupon 10/1/2033                                           AAA          6,000         810,000

                           Alameda Corridor Transn Auth CA Rev Cap Apprec Ser 1999 A
                           MBIA+ Zero Coupon 10/1/2034                                           AAA         20,155       2,569,762

                           Foothill/Eastern Corridor Agy CA Toll Rd Rev MBIA+ 5 1/8% 1/15/2019   AAA          2,500       2,346,875

                           Foothill/Eastern Corridor Agy Convertible Cap Apprec
                           Zero Coupon 1/15/2026                                                BBB-          5,000       2,675,000

                           Los Angeles CA Dept Arpt Rev Ontario Intl Arpt Ser A
                           FGIC+ AMT+++ 6.00% 5/15/2026                                          AAA          2,750       2,784,375

                           Los Angeles CA Hbr Dept Rev Ser B AMT+++ 6 5/8% 8/1/2025               AA          1,000       1,058,750

                           Puerto Rico Comwlth Hwy & Transn Auth Hwy Rev Ser Y 5 1/2% 7/1/2036     A          1,600       1,530,000

                           Puerto Rico Comwlth Hwy & Transn Auth Transn Rev Ser A
                           MBIA+ 4 3/4% 7/1/2038                                                 AAA          2,125       1,779,687

                           San Francisco CA City & Cnty Arpt Cmnty Intl Rev Issue 2
                           MBIA+ 6 3/4% 5/1/2020                                                 AAA          3,230       3,504,550

                           San Francisco CA City & Cnty Arpt Cmnty Intl Rev 2nd Ser I2-B
                           FGIC+ 5 5/8% 5/1/2021                                                 AAA          1,500       1,496,250

                           San Francisco CA City & Cnty Arpt Cmnty Intl Rev 2nd Ser Iss 20
                           MBIA+ 4 1/2% 5/1/2023                                                 AAA          1,925       1,600,156

                           San Francisco CA City & Cnty Arpt Cmnty Intl Rev 2nd Ser Iss 6
                           AMBAC+ AMT+++ 6 1/2% 5/1/2018                                         AAA          4,500       4,803,750

                           San Joaquin Hills CA Transn Cap Apprec Ser A
                           MBIA+ Zero Coupon 1/15/2031                                           AAA         10,000       1,587,500

                           Total                                                                                         28,546,655
====================================================================================================================================
Water/Sewer 11.99%         California St Dept Wtr Res Cent VY Proj Rev Ser S 5.00% 12/1/2029     Aa2          3,115       2,772,350

                           California Statewide Cmntys Pooled Fin Prog Ser B
                           FSA+ 5.70% 10/1/2024                                                  AAA          1,135       1,136,419

                           East Bay CA Muni Util Dist Wst Wtr Treatment Sys Rev
                           RIBs AMBAC+ 7.37% 6/1/2020++                                          AAA          1,750       1,697,500


31


Statement of Net Assets

California Tax-Free Income Fund September 30, 1999

                                                                                                Rating:     Principal
                                                                                                 S&P or       Amount
                           Investments                                                           Moody's      (000)           Value
-----------------------------------------------------------------------------------------------------------------------------------
                           Los Angeles CA Wst Wtr Sys Rev Ser C MBIA+ 4.00% 6/1/2019             AAA         $3,500     $ 2,786,875

                           Metrp Wtr Dist Southern CA Wtrwks Rev Ser A 5.00% 7/1/2026            Aa2          5,750       5,146,250

                           San Diego Cnty CA Wtr Rev Ctfs Partn Ser A FGIC+ 4 1/2% 5/1/2024      AAA          3,975       3,289,313

                           San Diego CA Pub Fac Fin Ser B FGIC+ 5.00% 5/15/2029                  AAA          5,000       4,456,250

                           Vallejo CA Rev Wtr Impt Proj Ser A FSA+ 5 7/8% 5/1/2026               AAA          5,000       5,075,000

                           Total                                                                                         26,359,957
-----------------------------------------------------------------------------------------------------------------------------------
                           Total Municipal Bonds 96.91% (Cost $214,068,538)                                             213,082,660
-----------------------------------------------------------------------------------------------------------------------------------
Cash and Receivables, Net of Liabilities 3.09%                                                                            6,797,501
-----------------------------------------------------------------------------------------------------------------------------------
Net Assets 100.00%                                                                                                     $219,880,161
-----------------------------------------------------------------------------------------------------------------------------------

                           Class A Shares-Net  asset value  ($207,113,025/20,393,759  shares  outstanding)                   $10.16

                           Class A Shares-Maximum  offering  price (net asset  value plus sales charge of
                           3.25% of the offering price)                                                                      $10.50

                           Class C  Shares-Net asset value ($12,767,136/1,257,108 shares outstanding)                        $10.16

Ratings are unaudited.

* This investment has not been rated by an independent ratings service but is, in Lord Abbett's opinion, of comparable quality.

+ Insured or guaranteed by the indicated municipal bond insurance corporation or Federal agency. See Glossary of Terms.

++ The interest rate is subject to change periodically and inversely to the prevailing market rate. The interest rate shown is the rate in effect at September 30, 1999. See page 1 for additional important information.

+++  Income from these  investments  may be subject to the  Alternative  Minimum
     Tax. See Notes to Financial Statements.

                      GLOSSARY OF TERMS:

                      AMBAC      American Municipal Bond Assurance Corporation
                      ACA        American Capital Assets
                      ASSETGTY   Asset Guaranty
                      BIG        Bond Investors Guaranty
                      FGIC       Financial Guaranty Insurance Company
                      FHA        Federal Housing Adminstration
                      FHLMC      Federal Home Loan Mortgage Corporation
                      FNMA       Federal National Mortgage Association
                      FSA        Financial Security Assurance, Inc.
                      GNMA       Government National Mortgage Association
                      MBIA       Municipal Bond Investors Assurance


32


Statements of Operations

                                                                                                                 Year Ended 9/30/99
-----------------------------------------------------------------------------------------------------------------------------------
                                                                 National       New York         Texas    New Jersey    Connecticut
Investment Income                                                    Fund           Fund          Fund          Fund           Fund
-----------------------------------------------------------------------------------------------------------------------------------
Income
Interest                                                     $ 38,864,990   $ 17,156,715   $ 5,471,842  $ 10,847,897    $ 7,213,744
-----------------------------------------------------------------------------------------------------------------------------------
Expenses

Management fee                                                  3,227,020      1,402,154       452,087       899,247        595,813
12b-1 distribution plan                                         2,474,539        931,947       291,692       555,969        381,625
Shareholder servicing                                             423,438        161,920        56,363       108,771         61,732
Reports to shareholders                                            95,332         42,599        13,368        26,888         17,690
Professional                                                       83,804         44,198        20,749        45,490         24,135
Registration                                                       50,604          4,245         2,400         5,969          9,235
Directors' fees                                                    20,170          9,292         2,844         7,857          3,695
Other                                                             108,639         42,869        13,575        24,048         30,773

Total expenses                                                  6,483,546      2,639,224       853,078     1,674,239      1,124,698
-----------------------------------------------------------------------------------------------------------------------------------

Net investment income                                          32,381,444     14,517,491     4,618,764     9,173,658      6,089,046

Realized and Unrealized Loss on Investments

-----------------------------------------------------------------------------------------------------------------------------------
Net realized loss                                              (6,453,149)      (247,046)   (2,194,752)   (1,091,791)       (78,227)
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments          (50,382,900)   (23,097,350)   (6,921,083)  (14,686,316)    (9,571,217)
Net realized and unrealized loss on investments               (56,836,049)   (23,344,396)   (9,115,835)  (15,778,107)    (9,649,444)
-----------------------------------------------------------------------------------------------------------------------------------

Net Decrease in Net Assets Resulting from Operations         $(24,454,605)  $ (8,826,905)  $(4,497,071) $ (6,604,449)   $(3,560,398)
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                 Year Ended 9/30/99

-----------------------------------------------------------------------------------------------------------------------------------

                                                                 Missouri         Hawaii    Washington     Minnesota     California
Investment Income                                                    Fund           Fund          Fund          Fund           Fund

-----------------------------------------------------------------------------------------------------------------------------------
Income
Interest                                                     $  7,967,115    $ 4,577,020   $ 3,595,842      $981,523   $ 14,581,500
-----------------------------------------------------------------------------------------------------------------------------------
Expenses

Management fee                                                    683,840        381,871       296,855        82,444      1,244,343
Management fee waived                                                   -              -             -       (82,444)             -
12b-1 distribution plan                                           492,459        254,116             -             -        897,448
Shareholder servicing                                             104,983         44,270        49,044        12,766        106,362
Reports to shareholders                                            20,865         11,868         9,234         2,063         38,460
Professional                                                       25,957         18,563        10,924        10,918         40,911
Registration                                                        3,584            883         1,183         1,839          3,584
Directors' fees                                                     4,341          2,441         2,048           358          8,444
Other                                                              21,072         27,505        21,160        11,472         60,347

Total expenses                                                  1,357,101        741,517       390,448        39,416      2,399,899
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                           6,610,014      3,835,503     3,205,394       942,107     12,181,601
------------------------------------------------------------------------------------------------------------------------------------
Realized and Unrealized Gain (Loss) on Investments
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss)                                        1,347,189       (486,199)      109,993        12,207        286,600
-----------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized depreciation of investments          (11,024,090)    (5,845,381)   (5,739,926)   (1,551,262)   (22,493,114)
Net realized and unrealized loss on investments                (9,676,901)    (6,331,580)   (5,629,933)   (1,539,055)   (22,206,514)
-----------------------------------------------------------------------------------------------------------------------------------
Net Decrease in Net Assets Resulting from Operations         $ (3,066,887)   $(2,496,077)  $(2,424,539)  $  (596,948)  $(10,024,913)
-----------------------------------------------------------------------------------------------------------------------------------

See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                   Year Ended 9/30/99                             Year Ended 9/30/98
                                                                   ------------------                             ------------------
-----------------------------------------------------------------------------------------------------------------------------------
                                                 National       New York        Texas       National      New York        Texas
Increase (Decrease) in Net Assets                    Fund           Fund         Fund           Fund          Fund         Fund
-----------------------------------------------------------------------------------------------------------------------------------
Operations

Net investment income                         $ 32,381,444   $ 14,517,491   $ 4,618,764  $ 33,238,902  $ 14,824,081  $ 4,398,309

Net realized gain (loss) from investment
 transactions                                   (6,453,149)      (247,046)   (2,194,752)   16,842,543     2,831,621      972,620

Net change in unrealized depreciation
 of investments                                (50,382,900)   (23,097,350)   (6,921,083)    9,010,370     7,560,811    2,583,620
Net increase (decrease) in net assets
 resulting from operations                     (24,454,605)    (8,826,905)   (4,497,071)   59,091,815    25,216,513    7,954,549
-----------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                          (31,197,508)   (14,166,280)   (4,626,876)  (31,523,634)  (14,940,983)  (4,665,612)
Net realized gain from investment transactions (10,518,533)             -      (962,026)            -             -     (776,439)
Total distributions                            (41,716,041)   (14,166,280)   (5,588,902)  (31,523,634)  (14,940,983)  (5,442,051)

-----------------------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares               59,929,700     11,967,741     8,191,331    44,173,162    10,675,106    4,536,385
Net asset value of shares issued to
 shareholders in reinvestment of
 dividends and distributions                    27,589,196      8,196,054     3,727,256    17,571,273     8,689,637    3,071,896

Total                                           87,518,896     20,163,795    11,918,587    61,744,435    19,364,743    7,608,281
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                      (82,595,438)   (32,394,646)   (9,949,181)  (77,738,659)  (39,873,429)  (8,814,383)
Increase (decrease) in net assets derived from
 capital share transactions                      4,923,458    (12,230,851)    1,969,406   (15,994,224)  (20,508,686)  (1,206,102)
Increase (decrease) in net assets              (61,247,188)   (35,224,036)   (8,116,567)   11,573,957   (10,233,156)   1,306,396
Net  Assets

Beginning of year                              658,310,171    290,256,742    92,607,270   646,736,214   300,489,898   91,300,874
-----------------------------------------------------------------------------------------------------------------------------------
End of year+                                  $597,062,983   $255,032,706   $84,490,703  $658,310,171  $290,256,742  $92,607,270
-----------------------------------------------------------------------------------------------------------------------------------


+ Includes (overdistributed) undistributed net investment income of $904,900, $(547,068) and $(245,011), respectively, at September 30, 1999 and (overdistributed) net investment income of $(583,567), $(1,066,471) and $(285,405), respectively, at September 30, 1998. See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                                  Year Ended 9/30/99

------------------------------------------------------------------------------------------------------------------------------------
                                               New Jersey   Connecticut      Missouri        Hawaii    Washington       Minnesota
Increase (Decrease) in Net Assets                    Fund          Fund          Fund          Fund          Fund            Fund

------------------------------------------------------------------------------------------------------------------------------------
Operations

Net investment income                         $ 9,173,658    $ 6,089,046   $ 6,610,014   $ 3,835,503   $ 3,205,394    $  942,107
Net realized gain (loss) from investment
  transactions                                 (1,091,791)       (78,227)    1,347,189      (486,199)      109,993        12,207

Net change in unrealized depreciation of
 investments                                  (14,686,316)    (9,571,217)  (11,024,090)   (5,845,381)   (5,739,926)   (1,551,262)

Net decrease in net assets resulting
from operations                                (6,604,449)    (3,560,398)   (3,066,887)   (2,496,077)   (2,424,539)     (596,948)
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                          (9,017,246)    (6,007,093)   (6,637,087)   (3,617,258)   (2,874,908)     (913,056)
Net realized gain from investment
  transactions                                 (3,695,316)             -             -             -             -             -
Total distributions                           (12,712,562)    (6,007,093)   (6,637,087)   (3,617,258)   (2,874,908)     (913,056)

------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares              12,758,881     13,939,413    11,685,863     4,060,791     2,052,719     8,299,061
Net asset value of shares issued to
 shareholders in reinvestment of
 dividends and distributions                    7,542,942      2,689,871     4,683,324     1,536,085     1,877,380       647,287

Total                                          20,301,823     16,629,284    16,369,187     5,596,876     3,930,099     8,946,348
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                     (23,874,345)   (16,286,208)  (25,045,944)   (8,834,623)   (9,535,733)   (1,992,279)
Increase (decrease) in net assets
derived from capital share transactions        (3,572,522)       343,076    (8,676,757)   (3,237,747)   (5,605,634)    6,954,069
Increase (decrease) in net assets             (22,889,533)    (9,224,415)  (18,380,731)   (9,351,082)  (10,905,081)    5,444,065
Net  Assets
Beginning of year                             186,126,670    120,982,645   144,155,368    80,970,429    62,753,739    14,399,214

------------------------------------------------------------------------------------------------------------------------------------
End of year+                                 $163,237,137   $111,758,230  $125,774,637   $71,619,347   $51,848,658   $19,843,279
------------------------------------------------------------------------------------------------------------------------------------

                                                              Year Ended 9/30/99

--------------------------------------------------------------------------------
                                                                      California
Increase (Decrease) in Net Assets                                           Fund
-------------------------------------------------------------------------------
Operations

Net investment income                                             $  12,181,601
Net realized gain (loss) from investment
  transactions                                                          286,600

Net change in unrealized depreciation of
 investments                                                        (22,493,114)

Net decrease in net assets resulting
from operations                                                     (10,024,913)
                                                                  -------------
Distributions to shareholders from

Net investment income                                               (11,801,694)
Net realized gain from investment
  transactions                                                                -
Total distributions                                                 (11,801,694)

                                                                  -------------
Capital share transactions

Net proceeds from sales of shares                                    15,242,324
Net asset value of shares issued to
 shareholders in reinvestment of
 dividends and distributions                                          5,540,482

Total                                                                20,782,806
                                                                  -------------
Cost of shares reacquired                                           (43,480,555)
Increase (decrease) in net assets
derived from capital share transactions                             (22,697,749)
Increase (decrease) in net assets                                   (44,524,356)
Net  Assets
Beginning of year                                                   264,404,517

                                                                  -------------
End of year+                                                      $ 219,880,161
--------------------------------------------------------------------------------


+ Includes (overdistributed) undistributed net investment income of $(231,617), $(9,671), $(446,551), $113,854, $303,793, $30,745 and
     $(149,904), respectively, at September 30, 1999. See Notes to Financial Statements.

Statements of Changes in Net Assets

                                                                                                                  Year Ended 9/30/98

------------------------------------------------------------------------------------------------------------------------------------
                                         New Jersey   Connecticut   Missouri      Hawaii    Washington    Minnesota  California
Increase (Decrease) in Net Assets              Fund          Fund       Fund        Fund          Fund         Fund        Fund

------------------------------------------------------------------------------------------------------------------------------------
Operations

Net investment income                  $ 8,925,491  $ 5,942,699   $ 6,783,611   $ 3,819,314   $ 3,328,193   $  667,751 $ 13,176,118
Net realized gain from investment
 transactions                            3,349,076      503,065     1,394,815       531,420     2,031,986       50,220    2,426,131

Net change in unrealized appreciation
 of investments                          4,328,361    3,153,894     2,519,866     2,286,184       497,515      286,094    6,911,727

Net increase in net assets resulting
 from operations                        16,602,928    9,599,658    10,698,292     6,636,918     5,857,694    1,004,065   22,513,976
------------------------------------------------------------------------------------------------------------------------------------
Distributions to shareholders from

Net investment income                   (8,988,994)  (6,083,771)   (6,829,012)   (3,809,143)   (3,139,347)    (675,087) (12,811,949)
------------------------------------------------------------------------------------------------------------------------------------
Capital share transactions

Net proceeds from sales of shares       16,357,474    9,080,419    13,109,806     6,212,354     2,936,679    4,660,360   17,098,182

Net asset value of shares issued to
 shareholders in reinvestment of net
 investment income and realized gain
 from investment transactions            4,921,185    2,905,858     3,869,083     1,666,332     1,897,157      433,426    5,714,052

Total                                   21,278,659   11,986,277    16,978,889     7,878,686     4,833,836    5,093,786   22,812,234
------------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired              (27,230,768) (14,428,322)  (16,973,059)   (8,815,520)  (11,013,654)  (1,533,977) (41,118,778)

Increase (decrease) in net assets derived

from capital share transactions         (5,952,109)  (2,442,045)        5,830      (936,834)   (6,179,818)   3,559,809   18,306,544)
Increase (decrease) in net assets        1,661,825    1,073,842     3,875,110     1,890,941    (3,461,471)   3,888,787   (8,604,517)

Net  Assets

Beginning of year                       84,464,845  119,908,803   140,280,258    79,079,488    66,215,210   10,510,427  273,009,034
------------------------------------------------------------------------------------------------------------------------------------
End of year+                          $186,126,670 $120,982,645  $144,155,368   $80,970,429   $62,753,739  $14,399,214 $264,404,517
------------------------------------------------------------------------------------------------------------------------------------

+ Includes (overdistributed) undistributed net investment income of $(441,750), $(112,932), $(559,970), $(149,866), $(52,467), $1,754 and
     $(507,212), respectively, at September 30, 1998. See Notes to Financial Statements.

Financial Highlights

National Tax-Free Income Fund

                                                                                                                  Class A Shares

-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                Year
                                                                                                                         Ended 9/30,
Per Share Operating Performance:                                     1999          1998          1997          1996             1995
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                 $11.98        $11.48        $11.08        $11.00        $10.62
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                           .59           .604          .587          .603          .626
      Net realized and unrealized gain (loss)on investments         (1.03)          .470          .415          .075          .382

      Total from investment operations                               (.44)         1.074         1.002          .678         1.008
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                           (.56)         (.574)        (.602)        (.598)        (.628)
      Distributions from net realized gain                           (.19)            -             -             -             -

      Total distributions                                            (.75)         (.574)        (.602)        (.598)        (.628)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                       $10.79        $11.98        $11.48        $11.08        $11.00
-----------------------------------------------------------------------------------------------------------------------------------

Total Return(a)                                                     (3.85)%        9.60%         9.30%         6.31%         9.84%
-----------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:

      Expenses                                                        .95%          .88%          .87%          .90%          .82%
      Net investment income                                          5.10%         5.18%         5.27%         5.63%         5.92%
-----------------------------------------------------------------------------------------------------------------------------------


                                                                 Class B Shares                                  Class C Shares
----------------------------------------------------------------------------------------------------------------------------------
                                                              Year                                              Year
                                                        Ended 9/30,        8/1/96(c)                      Ended 9/30,    7/15/96(c)
Per Share Operating Performance:       1999      1998         1997         to 9/30/96     1999      1998        1997     to 9/30/96
--------------------------------------------------------------------------------------  -------------------------------------------
Net asset value, beginning of year    $11.98   $11.50       $11.08       $11.05          $11.99    $11.49     $11.08      $10.90
--------------------------------------------------------------------------------------  -------------------------------------------
      Income from investment
      operations

      Net investment income              .51      .518         .553         .089            .50       .520       .507        .106
      Net realized and unrealized
      gain (loss) on investments        (.99)     .466         .413         .033          (1.01)      .471       .423        .190

      Total from investment operations  (.48)     .984         .966         .122           (.51)      .991       .930        .296
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment     (.49)    (.504)       (.546)       (.092)          (.48)     (.491)     (.520)      (.116)
      income
      Distributions from net realized   (.19)       -            -            -            (.19)         -          -           -
      gain
      Total distributions               (.68)    (.504)       (.546)       (.092)          (.67)     (.491)     (.520)      (.116)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year          $10.82   $11.98       $11.50       $11.08          $10.81    $11.99     $11.49      $11.08
-----------------------------------------------------------------------------------------------------------------------------------
Total Return(a)                        (4.30)%   8.85%        8.95%        1.16%(b)       (4.45)%    8.80%      8.61%       2.71%(b)
-----------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:

      Expenses                          1.54%    1.47%        1.37%         .20%(b)        1.63%     1.61%      1.59%        .34%(b)
      Net investment income             4.41%    4.49%        4.65%         .68%(b)        4.38%     4.44%      4.54%        .96%(b)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                              Year
                                                                                                                       Ended 9/30,

Supplemental Data for AllClasses:                                     1999          1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (000)                               $597,063      $658,310      $646,736      $672,344      $650,699
      Portfolio turnover rate                                       254.13%       304.15%       232.64%       205.35%       225.39%
------------------------------------------------------------------------------------------------------------------------------------


(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Not annualized.

(c)  Commencement of offering class shares.
     See Notes to Financial Statements.

Financial Highlights

New York Tax-Free Income Fund

                                                                                                                      Class A Shares

------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                                Year
                                                                                                                         Ended 9/30,
Per Share Operating Performance:                                        1999          1998          1997          1996          1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                                    $11.43        $11.03        $10.78        $10.85      $10.54
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                              .58           .562          .578          .597        .610
      Net realized and unrealized gain (loss)on investments             (.94)          .408          .262         (.081)       .316

      Total from investment operations                                  (.36)          .970          .840          .516        .926
------------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                              (.56)         (.570)        (.590)        (.586)      (.616)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                          $10.51        $11.43        $11.03        $10.78      $10.85

Total Return(a)                                                        (3.23)%        9.03%         8.01%         4.87%       9.12%
------------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:

      Expenses                                                           .93%          .85%          .85%          .81%        .82%
      Net investment income                                             5.21%         5.06%         5.35%         5.54%       5.83%
------------------------------------------------------------------------------------------------------------------------------------


                                                                                                                     Class C Shares

------------------------------------------------------------------------------------------------------------------------------------
                                                                                                             Year
                                                                                                      Ended 9/30,         7/15/96(c)
Per Share Operating Performance:                                  1999               1998                    1997        to 9/30/96
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                               $11.42             $11.02              $10.78            $10.63
-----------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                                         .50                .485                .483              .111
      Net realized and unrealized gain (loss) on investments       (.93)               .402                .267              .152

      Total from investment operations                             (.43)               .887                .750              .263
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                         (.48)              (.487)              (.510)            (.113)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                     $10.51             $11.42              $11.02            $10.78

Total Return(a)                                                   (3.93)%             8.34%               7.13%             2.48%(b)
-----------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:

      Expenses                                                     1.62%              1.57%               1.57%              .34%(b)
      Net investment income                                        4.49%              4.32%               4.60%             1.04%(b)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                                                Year
                                                                                                         Ended 9/30,
Supplemental Data for AllClasses:                      1999          1998          1997          1996          1995
---------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (000)                $255,033      $290,257      $300,490      $319,553      $331,618
      Portfolio turnover rate                         52.67%        64.63%       110.28%        64.25%       105.62%
---------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Not annualized.

(c)  Commencement of offering class shares.
     See Notes to Financial Statements.

Financial Highlights

Texas Tax-Free Income Fund

                                                                                                                               Year
                                                                                                                        Ended 9/30,
Per Share Operating Performance:                               1999           1998            1997             1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                           $10.69         $10.40          $10.11           $10.05        $ 9.59
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                     .52            .507            .548             .567          .571
      Net realized and unrealized gain (loss)
      on investments                                          (1.03)           .407            .367             .045          .452
      Total from investment operations                         (.51)           .914            .915             .612         1.023
------------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                     (.52)          (.534)          (.555)           (.552)        (.563)
      Distributions from net realized gain                     (.11)          (.090)          (.070)              -             -
      Total distributions                                      (.63)          (.624)          (.625)           (.552)        (.563)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $9.55         $10.69          $10.40           $10.11        $10.05

Total Return(a)                                               (4.96)%         9.24%           9.25%            6.11%        11.14%

Ratios/Supplemental Data:

      Net assets, end of year (000)                           $84,491        $92,607        $91,301          $94,414       $100,304
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                                .94%           .91%            .88%             .69%          .62%
      Expenses, excluding waiver                                .94%           .91%            .88%             .87%          .87%
      Net investment income                                    5.12%          4.85%           5.38%            5.58%         5.90%

      Portfolio turnover rate                                168.04%        143.78%         127.88%          112.34%       108.00%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions. See Notes to Financial Statements.

Financial Highlights

New Jersey Tax-Free Income Fund

                                                                                                                              Year
                                                                                                                       Ended 9/30,
Per Share Operating Performance:                               1999           1998            1997             1996           1995
------------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                          $  5.54        $  5.32          $ 5.18           $ 5.14         $ 4.95
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                     .27            .262            .272             .277           .287
      Net realized and unrealized gain (loss)
      on investments                                           (.47)           .223            .144             .041           .192
      Total from investment operations                         (.20)           .485            .416             .318           .479
------------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                     (.26)          (.265)          (.276)           (.278)         (.289)
      Distributions from net realized gain                     (.11)             -               -                -              -
      Total distributions                                      (.37)          (.265)          (.276)           (.278)         (.289)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $  4.97        $  5.54          $ 5.32           $ 5.18         $ 5.14

Total Return(a)                                               (3.73)%         9.34%           8.25%            6.29%          9.98%

Ratios/Supplemental Data:

      Net assets, end of year (000)                         $163,237       $186,127         $184,465        $186,402        $191,562
------------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:

      Expenses, including waiver                                .93%           .86%            .82%             .79%           .72%
      Expenses, excluding waiver                                .93%           .86%            .86%             .86%           .87%
      Net investment income                                    5.11%          4.85%           5.21%            5.31%          5.73%

      Portfolio turnover rate                                185.16%        118.38%         154.80%          171.63%        133.11%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions. See Notes to Financial Statements.

Financial Highlights

Connecticut Tax-Free Income fund

                                                                                                                                Year
                                                                                                                         Ended 9/30,
Per Share Operating Performance:                                 1999           1998            1997             1996           1995
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                         $10.73         $10.42          $10.13           $10.12         $ 9.71
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                   .54            .521            .556             .576           .579
      Net realized and unrealized gain (loss)
      on investments                                         (.86)           .322            .287            (.013)          .407
      Total from investment operations                       (.32)           .843            .843             .563           .986
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                   (.52)          (.533)          (.553)           (.553)         (.576)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $9.89         $10.73          $10.42           $10.13         $10.12

Total Return(a)                                             (3.04)%         8.32%           8.56%            5.70%         10.52%

Ratios/Supplemental Data:

      Net assets, end of year (000)                         $111,758      $120,983        $119,909        $122,885       $113,436
-----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                              .95%           .81%            .59%             .38%           .41%
      Expenses, excluding waiver                              .95%           .81%            .78%             .80%           .86%
      Net investment income                                  5.12%          4.95%           5.45%            5.66%          5.89%

Portfolio turnover rate                                     53.76%         61.06%          37.09%           63.61%         54.19%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions. See Notes to Financial Statements.

Financial Highlights

Missouri Tax-Free Income Fund

                                                                                                                                Year
                                                                                                                         Ended 9/30,
Per Share Operating Performance:                             1999           1998            1997             1996               1995
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                          $5.36         $ 5.22          $ 5.08           $ 5.08         $ 4.88
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                   .25            .253            .268             .267           .277
      Net realized and unrealized gain (loss)
      on investments                                         (.37)           .142            .138             .008           .204
      Total from investment operations                       (.12)           .395            .406             .275           .481
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                   (.25)          (.255)          (.266)           (.275)         (.281)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $4.99         $ 5.36          $ 5.22           $ 5.08         $ 5.08

Total Return(a)                                             (2.25)%         7.75%           8.22%            5.54%         10.21%

Ratios/Supplemental Data:

      Net assets, end of year (000)                         $125,775      $144,155        $140,280         $134,144       $131,823
-----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                              .99%           .92%            .70%             .77%           .74%
      Expenses, excluding waiver                              .99%           .93%            .94%             .92%           .89%
      Net investment income                                  4.84%          4.80%           5.22%            5.21%          5.61%

      Portfolio turnover rate                               78.85%         72.89%          27.34%           93.17%         58.17%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions. See Notes to Financial Statements.

Financial Highlights

Hawaii Tax-Free Income fund

                                                                                                                            Year
                                                                                                                     Ended 9/30,
Per Share Operating Performance:                             1999            1998           1997             1996           1995
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                         $ 5.25          $ 5.07         $ 4.93           $ 4.91          $4.72
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                   .26             .245           .266             .273           .271
      Net realized and unrealized gain (loss)
      on investments                                         (.43)            .180           .138             .015           .198
      Total from investment operations                       (.17)            .425           .404             .288           .469
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                   (.24)           (.245)         (.264)           (.268)         (.279)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $4.84          $ 5.25         $ 5.07           $ 4.93          $4.91

Total Return(a)                                             (3.31)%          8.59%          8.42%            5.94%         10.30%

Ratios/Supplemental Data:

      Net assets, end of year (000)                         $71,619        $80,970        $79,079          $85,344        $86,105
-----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                              .97%            .92%           .58%             .57%           .58%
      Expenses, excluding waiver                              .97%            .93%           .87%             .87%           .87%
      Net investment income                                  5.03%           4.78%          5.39%            5.46%          5.74%

      Portfolio turnover rate                               27.63%          52.65%         29.09%           59.46%         70.64%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions. See Notes to Financial Statements.

Financial Highlights

Washington Tax-Free Income Fund

                                                                                                                               Year
                                                                                                                        Ended 9/30,
Per Share Operating Performance:                             1999            1998           1997             1996             1995
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of year                          $5.38           $5.16          $4.96            $4.91          $4.72
-----------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                   .28             .273           .268             .271           .277
      Net realized and unrealized gain (loss)
      on investments                                         (.50)            .206           .206             .056           .200
      Total from investment operations                       (.22)            .479           .474             .327           .477
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                   (.25)           (.259)         (.274)           (.277)         (.287)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                $4.91           $5.38          $5.16            $4.96          $4.91

Total Return(a)                                             (4.17)%          9.48%          9.82%            6.80%         10.48%

Ratios/Supplemental Data:

      Net assets, end of year (000)                        $51,849         $62,754         $66,215         $71,295        $74,359
-----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                              .66%            .65%           .57%             .60%           .53%
      Expenses, excluding waiver                              .66%            .65%           .62%             .68%           .68%
      Net investment income                                  5.42%           5.20%          5.36%            5.47%          5.84%

      Portfolio turnover rate                              180.42%         141.56%        132.37%           78.02%         92.85%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions. See Notes to Financial Statements.

Financial Highlights

Minnesota Tax-Free Income fund

                                                                                                             Year
                                                                                                       Ended 9/30,       12/27/94(c)
Per Share Operating Performance:                      1999            1998               1997                 1996       to 9/30/95
-----------------------------------------------------------------------------------------------------------------------------------

Net asset value, beginning of yea                 $5.18               $5.05              $4.90               $5.01         $4.76
-----------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                         .27                 .265               .273                .294          .230
      Net realized and unrealized gain (loss)      (.41)                .134               .155               (.078)         .249
      on investments
      Total from investment operations             (.14)                .399               .428                .216          .479
-----------------------------------------------------------------------------------------------------------------------------------
      Distributions
      Dividends from net investment income         (.26)               (.269)             (.278)              (.286)        (.229)
      Distribution from net realized gain             -                   -                  -                (.040)           -
      Total distributions                          (.26)               (.269)             (.278)              (.326)        (.229)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                      $4.78               $5.18              $5.05               $4.90         $5.01
Total Return(a)                                   (2.72)%              8.11%              8.97%               4.44%        10.22%(b)

Ratios/Supplemental Data:

      Net assets, end of year (000)              $19,843             $14,399            $10,510             $ 8,047       $ 4,315
-----------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                    .23%                .27%               .36%                .00%          .00%(b)
      Expenses, excluding waiver                     .73%               .77%               .86%                .91%          .64%(b)
      Net investment income                         5.43%              5.19%              5.51%               5.91%         4.58%(b)

      Portfolio turnover rate                        22.87%           40.65%             41.45%              43.08%       121.41%
-----------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Not annualized.

(c)  Commencement of operations.
     See Notes to Financial Statements.

Financial Highlights

CALIFORNIA SERIES

                                                                                                                      Class A Shares

------------------------------------------------------------------------------------------------------------------------------------

                                                                                            Year     One Month                 Year
                                                                                       Ended 9/30,   Ended 9/30,         Ended 8/31,
Per Share Operating Performance:                                  1999          1998        1997           1996     1996        1995
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                            $11.12          $10.72      $10.43        $10.32    $10.41    $10.45
------------------------------------------------------------------------------------------------------------------------------------
      Income (loss) from investment operations

      Net investment income                                      .54             .538        .560          .046      .566      .588
      Net realized and unrealized gain (loss)
      on investments                                            (.98)            .388        .290          .112     (.089)    (.038)

      Total from investment operations                          (.44)            .926        .850          .158      .477      .550
------------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income                      (.52)           (.526)      (.560)        (.048)    (.567)    (.590)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                  $10.16          $11.12      $10.72        $10.43    $10.32    $10.41

Total Return(a)                                                (4.09)%          8.86%       8.39%         1.53%(b)  4.65%     5.58%
------------------------------------------------------------------------------------------------------------------------------------

      Ratios to Average Net Assets:

      Expenses, including waiver                                 .93%            .87%        .72%          .07%(b)   .75%      .76%
      Expenses, excluding waiver                                 .93%            .87%        .85%          .07%(b)   .86%      .86%
      Net investment income                                     4.96%           4.98%       5.38%         0.44%(b)  5.41%     5.84%
------------------------------------------------------------------------------------------------------------------------------------



                                                                                                                      Class C Shares

------------------------------------------------------------------------------------------------------------------------------------

                                                                                  Year             One Month
                                                                               Ended 9/30,           Ended 9/30,          7/15/96(c)
Per Share Operating Performance:                     1999           1998          1997                  1996              to 8/31/96
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, beginning of year                  $11.12        $10.72        $10.43                $10.32            $10.28
---------------------------------------------------------------------------------------------------------------------------------
      Income from investment operations

      Net investment income                            .46           .465          .485                  .039              .068
      Net realized and unrealized gain (loss)
      on investments                                  (.98)          .383          .287                  .113              .041

      Total from investment operations                (.52)          .848          .772                  .152              .109
------------------------------------------------------------------------------------------------------------------------------------
      Distributions

      Dividends from net investment income            (.44)         (.448)        (.482)                (.042)            (.069)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                        $10.16        $11.12        $10.72                $10.43            $10.32

Total Return(a)                                      (4.77)%        8.09%         7.59%                 1.47%(b)          1.16%(b)
------------------------------------------------------------------------------------------------------------------------------------
      Ratios to Average Net Assets:

      Expenses, including waiver                      1.60%         1.59%         1.46%                  .13%(b)           .17%(b)
      Expenses, excluding waiver                      1.60%         1.59%         1.59%                  .13%(b)           .21%(b)
      Net investment income                           4.28%         4.26%         4.64%                  .38%(b)           .65%(b)
------------------------------------------------------------------------------------------------------------------------------------


                                                                                Year      One Month                           Year
                                                                         Ended 9/30,    Ended 9/30,                    Ended 8/31,
Supplemental Data for AllClasses:                1999           1998            1997           1996           1996            1995
------------------------------------------------------------------------------------------------------------------------------------
      Net assets, end of year (000)          $219,880       $264,405        $273,009       $294,837       $291,611        $296,274
      Portfolio turnover rate                  185.43%        187.26%         121.97%          2.74%        132.37%         100.20%
------------------------------------------------------------------------------------------------------------------------------------

(a) Total return does not consider the effects of sales loads and assumes the reinvestment of all distributions.

(b)  Not annualized.

(c)  Commencement of offering class shares.
     See Notes to Financial Statements.

Notes to Financial Statements

1. Significant Accounting Policies

Lord Abbett Tax-Free Income Fund, Inc. (the "Company") is an open-end management investment company. The Company consists of ten separate portfolios ("Funds"). Each Fund is non-diversified as defined under the Investment Company Act of 1940 except for the National Fund. The financial statements have been prepared in conformity with generally accepted accounting principles, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the Company.

(a) Security valuation is determined as follows: Securities are valued at latest prices on the basis of valuations furnished by an independent pricing service or, in their absence, at fair value as determined under procedures approved by the Board of Directors.

(b) It is the policy of the Company to meet the requirements of the Internal Revenue Code applicable to regulated investment com panies and to distribute substantially all net investment income and net realized gains. Therefore, no federal income tax provision is required.

(c) Security transactions are accounted for on the date that the securi ties are purchased or sold (trade date). Interest income is recorded on the accrual basis. Net investment income (other than distribution and service fees) and realized and unrealized gains or losses are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d) The organization expenses of the Min ne sota Fund are being amortized evenly over a period of five years from its commencement date of operations.

2. Management Fee and Other Transactions With Affiliates

The Company has a management agreement with Lord, Abbett & Co. ("Lord Abbett") pursuant to which Lord Abbett supplies the Company with investment management services and executive and other personnel, pays the remuner ation of officers, provides office space and pays for ordinary and necessary office and clerical expenses relating to research, statistical work and the supervision of the Company's investment portfolios. The management fee is based on average daily net assets for each month at an annual rate of 0.50%. Lord Abbett may voluntarily waive management fees or reimburse any Fund for certain of its other expenses. Any such other expenses reimbursed are subject to repayment pursuant to a formula based on the expense ratio and size of the Fund until five years from the commencement of its operations or the termination of the management agreement, whichever is earlier. As of September 30, 1999, other expenses reimbursed by Lord Abbett and not repaid by the Minnesota Fund amounted to $43,830.

Each Fund of the Company has Rule 12b-1 plans and agreements with respect to one or more classes of shares as described below (the "Class A, Class B and Class C Plans") with Lord Abbett Distributor LLC ("Distributor"), an affiliate of Lord Abbett. Each Fund makes payments to Distributor which uses or passes on such payments to authorized institutions. Pursuant to the Class A Plan, the Funds pay Distributor(1) an annual service fee of (a) 0.25% of the average daily net assets of Class A shares of the Connecticut, Missouri and California Funds and
(b) 0.15% of the average daily net asset value of shares sold prior to the effective date of the Class A Plan and 0.25% of the average daily net asset value of shares sold on or after that date for the National, New York, Texas, New Jersey, Hawaii, Washington and Minnesota Funds; (2) a one-time distribution fee of up to 1% on certain qualifying purchases and (3) an annual distribution fee of 0.10% of the average daily net asset value of Class A shares serviced by certain qualifying institutions. The Class A Plan of the Washington and Minnesota Funds will not go into effect until the quarter subsequent to the net assets of each Fund reaching $100 million. Pursuant to the Class B Plan of the National Fund, the Fund pays Distributor an annual service and distribution fee of 0.25% and 0.75%, respectively, of the average daily net asset value of the Class B shares. Pursuant to the Class C Plan of the National, New York and California Funds, the Funds pay Distributor (1) a service fee and a distribution fee, at the time shares are sold, not to exceed 0.25% and 0.75%, respectively, of the net asset value of such shares and (2) at each quarter-end after the first anniversary of the sale of shares, a service fee and a distribution fee at an annual rate not to exceed 0.25% and 0.75%, respectively, of the average daily net asset value of such shares outstanding.

12b-1 distribution plan expenses for the multiple share class Funds were as follows:

                                            12b-1 Expenses

--------------------------------------------------------------------------------
Fund                                 Class A    Class B    Class C

--------------------------------------------------------------------------------
National                          $1,919,897   $127,144   $427,498
--------------------------------------------------------------------------------
New York                             860,500          -     71,447
California                           757,075          -    140,373
--------------------------------------------------------------------------------

Distributor received the following commissions on sales of capital stock of the Company after concessions were paid to authorized dealers:

                                         Distributor      Dealers'

Fund                                     Commissions   Concessions

--------------------------------------------------------------------------------
National-Class A                            $105,244      $658,950
--------------------------------------------------------------------------------
New York-Class A                              28,922       176,446
Texas                                         35,259       210,057
New Jersey                                    37,633       243,668
Connecticut                                   34,049       209,387
Missouri                                      46,715       269,994
Hawaii                                        10,968        65,974
Washington                                    10,242        60,574
Minnesota                                     32,908       186,498
California-Class A                            40,236       256,916
--------------------------------------------------------------------------------

Certain of the Company's officers and directors have an interest in Lord Abbett.

Notes to Financial Statements

3. Capital Share Transactions. Transactions in shares of capital stock for the single class Funds were as follows:


                                                                                                                 Year Ennded 9/30/99
                                          ------------------------------------------------------------------------------------------
                                          Texas    New Jersey    Connecticut       Missouri       Hawaii     Washington   Minnesota
                                           Fund          Fund           Fund           Fund         Fund           Fund        Fund
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                         800,026     2,390,789      1,319,866      2,223,451      796,560        389,460   1,638,218
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of dividends and
distributions                           361,537     1,410,888        256,280        894,762      300,269        358,276     127,846
-----------------------------------------------------------------------------------------------------------------------------------

Total                                 1,161,563     3,801,677      1,576,146      3,118,213    1,096,829        747,736   1,766,064
Shares reacquired                      (974,822)   (4,548,695)    (1,552,956)    (4,783,618)  (1,723,055)    (1,843,141)   (391,138)
Increase (decrease)                     186,741      (747,018)        23,190     (1,665,405)    (626,226)    (1,095,405)  1,374,926
-----------------------------------------------------------------------------------------------------------------------------------

                                                                                                                  Year Ended 9/30/98

                                          ------------------------------------------------------------------------------------------
                                          Texas    New Jersey    Connecticut       Missouri        Hawaii     Washington   Minnesota
                                           Fund          Fund           Fund           Fund          Fund           Fund        Fund

------------------------------------------------------------------------------------------------------------------------------------
Sales of shares                         433,676     3,019,528        862,094      2,485,406     1,211,315        560,837    913,418
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of dividends and
distributions                           294,101       910,326        276,538        735,101       324,937        362,420     85,054
------------------------------------------------------------------------------------------------------------------------------------

Total                                   727,777     3,929,854      1,138,632      3,220,507     1,536,252        923,257    998,472
Shares reacquired                      (844,011)   (5,031,851)    (1,371,829)    (3,224,796)   (1,716,377)    (2,097,870)  (299,990)
Increase (decrease)                    (116,234)   (1,101,997)      (233,197)        (4,289)     (180,125)    (1,174,613)   698,482

Notes to Financial Statements

Transactions in Funds with multiple classes (both shares and dollars) were as follows:

                                                                                                                  Year Ended 9/30/99

-----------------------------------------------------------------------------------------------------------------------------------
                                                             National Fund              New York Fund              California Fund
Class A                                                  Shares       Amount        Shares        Amount       Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                       3,553,093 $ 41,120,760       962,807  $ 10,721,047    1,200,714  $ 12,975,648
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of

dividends and distributions                           2,202,784   25,529,495       718,857     7,998,946      484,951     5,243,714
-----------------------------------------------------------------------------------------------------------------------------------

Total                                                 5,755,877   66,650,255     1,681,664    18,719,993    1,685,665    18,219,362
Shares reacquired                                    (6,125,009) (70,108,828)   (2,855,684)  (31,414,585)( (3,813,581)  (40,951,155)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                               (369,132)$ (3,458,573)   (1,174,020) $(12,694,592)  (2,127,916) $(22,731,793)
-----------------------------------------------------------------------------------------------------------------------------------






                                                                                                                  Year Ended 9/30/98
-----------------------------------------------------------------------------------------------------------------------------------
                                                             National Fund              New York Fund              California Fund

Class A                                                  Shares       Amount        Shares        Amount       Shares        Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                       2,744,018 $ 32,066,617       829,121  $  9,270,220    1,378,536  $ 15,009,494
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of

dividends                                             1,406,485   16,408,699       763,823     8,523,670      501,108     5,431,587
-----------------------------------------------------------------------------------------------------------------------------------

Total                                                 4,150,503   48,475,316     1,592,944    17,793,890    1,879,644    20,441,081
Shares reacquired                                    (5,961,842) (69,583,131)   (3,449,206)  (38,570,889)  (3,473,545)  (37,715,369)
-----------------------------------------------------------------------------------------------------------------------------------
Decrease                                             (1,811,339)$(21,107,815)   (1,856,262) $(20,776,999)  (1,593,901) $(17,274,288)
-----------------------------------------------------------------------------------------------------------------------------------


                                                                                       Year Ended 9/30/99        Year Ended 9/30/98
-----------------------------------------------------------------------------------------------------------------------------------
                                                                                         National Fund             National Fund
Class B                                                                             Shares        Amount       Shares        Amount

-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                                                    916,903   $10,609,930      570,285    $6,662,760
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of

dividends                                                                           36,662       425,255       10,179       119,121

Total                                                                              953,565    11,035,185      580,464     6,781,881
Shares reacquired                                                                 (260,671)   (2,964,850)     (45,118)     (527,894)
Increase                                                                           692,894   $ 8,070,335      535,346    $6,253,987
-----------------------------------------------------------------------------------------------------------------------------------

Notes to Financial Statements

                                                                                                                  Year Ended 9/30/99
                                                         ---------------------------------------------------------------------------
                                                            National Fund                 New York Fund           California Fund
Class C                                                  Shares        Amount        Shares        Amount       Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                         703,876    $8,199,010       110,588    $1,246,694      208,570   $2,266,676
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in reinvestment of

dividends and distributions                             140,566     1,634,446        17,744       197,108       27,360      296,768
-----------------------------------------------------------------------------------------------------------------------------------

Total                                                   844,442     9,833,456       128,332     1,443,802      235,930    2,563,444
-----------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                                      (828,590)   (9,521,760)      (89,612)     (980,061)    (235,865)  (2,529,400)
Increase                                                 15,852    $  311,696        38,720    $  463,741           65    $  34,044


                                                                                                              Year Ended 9/30/98

-----------------------------------------------------------------------------------------------------------------------------------
                                                            NationalFund                 New York Fund             California Fund

Class C                                                  Shares        Amount        Shares        Amount       Shares       Amount
-----------------------------------------------------------------------------------------------------------------------------------
Sales of shares                                         463,595   $ 5,443,785       125,857    $1,404,886      192,070  $ 2,088,688
-----------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in

reinvestment of dividends                                89,380     1,043,453        14,878       165,967       26,069      282,465
-----------------------------------------------------------------------------------------------------------------------------------

Total                                                   552,975     6,487,238       140,735     1,570,853      218,139    2,371,153
Shares reacquired                                      (652,758)   (7,627,634)     (116,597)   (1,302,540)    (314,445)  (3,403,409)
Increase (decrease)                                     (99,783)  $(1,140,396)       24,138     $ 268,313      (96,306) $(1,032,256)




The Company has 1,000,000,000 authorized shares (par value $.001) allocated as follows: 150,000,000 to the National Fund, 110,000,000 to each of the New York, New Jersey and California Fund, and 70,000,000 to each of the Texas, Connecticut, Missouri, Hawaii, Washington and Minnesota Fund.

4. Distributions

Dividends from net investment income are declared daily and paid monthly. Taxable net realized gains from securities transactions, if any, reduced by capital loss carryforwards will be distributed to shareholders annually. Income and capital gains distributions are determined in accordance with income tax regulations which may differ from methods used to determine the corresponding income and capital gains amounts in accordance with generally accepted accounting principles. At September 30, 1999, accumulated net realized gain
(loss) for financial reporting purposes was as follows:

National       $ (7,762,119)        Missouri         $ (1,629,842)
--------------------------------------------------------------------------------
New York        (10,665,690)        Hawaii             (2,129,939)
--------------------------------------------------------------------------------
Texas            (2,203,152)        Washington           (470,961)
--------------------------------------------------------------------------------
New Jersey       (1,605,621)        Minnesota               1,034
--------------------------------------------------------------------------------
Connecticut      (1,486,589)        California        (18,793,480)
--------------------------------------------------------------------------------

At September 30, 1999, the capital loss carryforwards were as follows:

                                 Expiration Date
                                 ---------------

--------------------------------------------------------------------------------
Fund             2003        2004      2005      2007        Total
--------------------------------------------------------------------------------
New York   $8,259,602  $1,668,796      $  -     $   -  $ 9,928,398
--------------------------------------------------------------------------------
Connecticut   721,307     537,856         -         -    1,259,163
--------------------------------------------------------------------------------
Missouri      495,713   1,103,066    31,063         -    1,629,842
--------------------------------------------------------------------------------
Hawaii         68,514   1,575,226         -    37,384    1,681,124
--------------------------------------------------------------------------------
Washington          -     470,961         -         -      470,961
--------------------------------------------------------------------------------
California 11,890,149   5,761,785         -         -   17,651,934





Notes to Financial Statements

Dividends and capital gains declared by class for the multiple share class Funds were as follows:

                                                              Year Ended 9/30/99
                                            Dividends
                                            ---------

Fund                             Class A     Class B       Class C
--------------------------------------------------------------------------------
National                     $28,839,888    $591,671    $1,765,949
--------------------------------------------------------------------------------
New York                      13,857,824           -       308,456
California                    11,225,807           -       575,887
--------------------------------------------------------------------------------

                                          Capital Gains
                                          -------------

--------------------------------------------------------------------------------
Fund                             Class A     Class B       Class C

--------------------------------------------------------------------------------
National                      $9,645,280    $182,252      $691,001
--------------------------------------------------------------------------------


                                                              Year Ended 9/30/98
                                            Dividends
                                            ---------

--------------------------------------------------------------------------------
Fund                             Class A     Class B       Class C

--------------------------------------------------------------------------------
National                     $29,528,872    $256,967    $1,737,795
--------------------------------------------------------------------------------
New York                      14,658,617           -       282,366
California                    12,279,923           -       532,026
--------------------------------------------------------------------------------


5. Paid In Capital

At September 30, 1999, paid in capital for each Fund was as follows:

National        $618,106,577        Missouri          $128,329,752
--------------------------------------------------------------------------------
New York         268,109,879        Hawaii              73,872,341
--------------------------------------------------------------------------------
Texas             86,856,643        Washington          52,908,821
--------------------------------------------------------------------------------
New Jersey       167,099,103        Minnesota           20,812,809
--------------------------------------------------------------------------------
Connecticut      114,844,229        California         239,809,423
--------------------------------------------------------------------------------

6. Purchases and Sales of Securities

Purchases and sales of investment securities (other than short-term investments) were as follows:

Fund                                    Purchases            Sales

--------------------------------------------------------------------------------
National                           $1,715,027,506   $1,690,239,264
--------------------------------------------------------------------------------
New York                              146,930,852      158,545,372
--------------------------------------------------------------------------------
Texas                                 152,726,229      152,606,476
--------------------------------------------------------------------------------
New Jersey                            331,789,740      334,430,164
--------------------------------------------------------------------------------
Connecticut                            64,421,405       63,670,306
--------------------------------------------------------------------------------
Missouri                              107,773,485      123,602,544
--------------------------------------------------------------------------------
Hawaii                                 20,889,285       24,564,593
--------------------------------------------------------------------------------
Washington                            111,929,804      118,407,807
--------------------------------------------------------------------------------
Minnesota                               9,908,399        3,886,093
--------------------------------------------------------------------------------
California                            455,221,331      485,638,216
--------------------------------------------------------------------------------

Security gains and losses are computed on the identified cost basis. As of September 30, 1999, net unrealized appreciation, unrealized appreciation and unrealized depreciation of investments based on cost for federal income tax purposes were as follows:

                  Net Unrealized
                    Appreciation       Unrealized       Unrealized
Fund               (Depreciation)     Appreciation     Depreciation

--------------------------------------------------------------------------------
National            $(14,186,375)      $9,332,085     $(23,518,460)
--------------------------------------------------------------------------------
New York              (1,864,415)       6,021,978       (7,886,393)
--------------------------------------------------------------------------------
Texas                     82,223        1,715,277       (1,633,054)
--------------------------------------------------------------------------------
New Jersey            (2,024,728)       4,580,197       (6,604,925)
--------------------------------------------------------------------------------
Connecticut           (1,589,739)       2,411,382       (4,001,121)
--------------------------------------------------------------------------------
Missouri                (478,722)       3,350,488       (3,829,210)
--------------------------------------------------------------------------------
Hawaii                  (236,909)       1,786,788       (2,023,697)
--------------------------------------------------------------------------------
Washington              (892,995)       1,154,864       (2,047,859)
--------------------------------------------------------------------------------
Minnesota             (1,001,309)          79,368       (1,080,677)
--------------------------------------------------------------------------------
California              (985,878)       6,196,420       (7,182,298)
--------------------------------------------------------------------------------

The cost of investments for federal income tax purposes is the same as that used for financial reporting purposes.

7. Directors' Remuneration

The Directors of the Company associated with Lord Abbett and all officers of the Company receive no compensation from the Company for acting as such. Outside Directors' fees and retirement costs are allocated among all funds in the Lord Abbett group based on the net assets of each fund. Directors' fees payable at September 30, 1999, under a deferred compensation plan, were $547,922.

Copyright 1999 by Lord Abbett Tax-Free Income Fund, Inc., 767 Fifth Avenue, New York, NY 10153-0203

This publication, when not used for the general information of shareholders of Lord Abbett Tax-Free Income Fund, Inc., is to be distributed only if preceded or accompanied by a current prospectus which includes information concerning the Fund's investment objective and policies, sales charges and other matters. Please read the prospectus carefully before you invest. There is no guarantee that the forecasts contained within this publication will come to pass.

All rights reserved.

Independent Auditors' Report

The Board of Directors and Shareholders,
Lord Abbett Tax-Free Income Fund, Inc.:

We have audited the accompanying statements of net assets of the National Fund, New York Fund, Texas Fund, New Jersey Fund, Connecticut Fund, Missouri Fund, Hawaii Fund, Washington Fund, Minnesota Fund, and California Fund of Lord Abbett Tax-Free Income Fund, Inc. as of September 30, 1999, the related statements of operations for the year ended and of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the periods presented. These financial statements and the financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at September 30, 1999 by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of the National Fund, New York Fund, Texas Fund, New Jersey Fund, Connecticut Fund, Missouri Fund, Hawaii Fund, Washington Fund, Minnesota Fund, and California Fund of Lord Abbett Tax-Free Income Fund, Inc. at September 30, 1999, the results of their operations, the changes in their net assets and their financial highlights for the respective periods presented, in conformity with generally accepted accounting principles.

[GRAPHIC OMITTED]

Deloitte & Touche LLP
New York, New York
November 22,1999

Our Management

  Board of Directors
  Robert S. Dow
  E. Thayer Bigelow*
  William H.T. Bush*+
  Robert B. Calhoun, Jr.*
  Stewart S. Dixon*+
  John C. Jansing*+
  C. Alan MacDonald*
  Hansel B. Millican, Jr.*
  Thomas J. Neff*+

* Outside Director
+ Audit Committee

  Officers

  Robert S. Dow, Chairman and President
  Zane E. Brown, Executive Vice
  President and Portfolio Manager
  Paul A. Hilstad, Vice President
  and Secretary
  Daniel E. Carper, Vice President
  Philip Fang, Vice President
  Robert G. Morris, Vice President
  John R. Mousseau, Vice President
  Lawrence H. Kaplan, Vice President
  and Assistant Secretary
  A. Edward Oberhaus III, Vice President
  Joan Binstock, Vice President
  Tracie Richter, Vice President
  Donna McManus, Treasurer
  Lydia Guzman, Assistant Secretary
  Robert M. Hickey, Assistant Secretary

  Investment Manager and
  Underwriter
  Lord, Abbett & Co. and
  Lord Abbett Distributor LLC

  The General Motors Building
  767 Fifth Avenue
  New York, NY 10153-0203

  212-848-1800

  Custodian
  The Bank of New York

  New York, NY

  Transfer Agent
  United Missouri Bank of
  Kansas City, N.A.

  Shareholder Servicing Agent
  DST Systems, Inc.

  P.O. Box 419100
  Kansas City, MO 64141

  800-821-5129

  Auditors
  Deloitte & Touche LLP

  New York, NY

  Counsel
  Wilmer, Cutler & Pickering
  Washington, DC

LORD, ABBETT & CO.
                       A TRADITION OF PERFORMANCE THROUGH
                                  DISCIPLINED
                                    INVESTING

                               [GRAPHIC OMITTED]
(STANDING, LEFT TO RIGHT)
LISA D'EMIC, MUNICIPAL PORTFOLIO MANAGER

RICHARD SMOLA, MUNICIPAL PORTFOLIO MANAGER

PHILIP FANG, FUND PORTFOLIO MANAGER

(SEATED, LEFT TO RIGHT)
ZANE E. BROWN, PARTNER IN CHARGE OF
FIXED INCOME AND FUND PORTFOLIO MANAGER

JOHN R. MOUSSEAU, DIRECTOR OF MUNICIPAL
BOND MANAGEMENT AND FUND PORTFOLIO MANAGER

A successful long-term track record is evidence of a successful investment strategy. For decades, we at Lord, Abbett & Co. have believed that investing witha disciplined, value approach is the best way to achieve competitive returns and reduce portfolio risk. This commitment and the dedication of our team of 68 investment professionals have helped us earn the trust of financial professionals and investors for the past 70 years.

                               ABOUT YOUR FUND'S
                               BOARD OF DIRECTORS

The Securities and Exchange Commission (SEC) views the role of the independent Board of Directors as one of the most important components in overseeing a mutual fund. The Board of Directors watches over your Fund's general operations and represents your interests. Board members review and approve every contract between your Fund and Lord, Abbett & Co. (the Fund's investment manager) AND LORD ABBETT DISTRIBUTOR LLC (the Fund's underwriter). They meet regularly to review a wide variety of information and issues regard ing your Fund. Every member of the Board possesses extensive business experience. Lord Abbett Tax-Free Income Fund's shareholders are indeed fortunate to have a group of independent directors with diverse backgrounds to provide a variety of viewpoints in the oversight of their Fund. Below, we feature one of our independent directors, William Bush.

William Bush
Director - Lord Abbett
Tax-Free Income Fund
[GRAPHIC OMITTED]

Mr. Bush received his BA degree from Yale University in 1960. He co-founded the financial advisory firm of Bush-O'Donnell & Company which provides investment management and financial advisory services to corporations and individuals throughout the United States and abroad.

Mr. Bush serves as a member of the Board of Directors of Right Choice Managed Care Inc., Maritz Inc., Mississippi Valley Bancshares, Inc. and INTRAV, Inc., all of St. Louis, and DT Industries Inc. of Springfield, Missouri. He was named an independent director for all of Lord Abbett's funds in 1998.

                                INVESTING IN THE
                                   LORD ABBETT
                                 FAMILY OF FUNDS


AGGRESSIVE GROWTH FUND    GROWTH FUNDS       GROWTH &         BALANCED FUND     INCOME FUNDS        TAX-FREE       MONEY
                                             INCOME FUNDS                                           INCOME FUNDS   MARKET FUND

Developing Growth Fund*   Research Fund -    Research Fund -  Balanced Series^  World  Bond-        o National     U.S. Government
                          Small-Cap Value    Large-Cap                          Debenture Series    o California   Securities Money
                          Series             Series                                                 o Connecticut  Market Fund+++
                                                                                Global Fund -       o Florida
                          Alpha Series**     Growth &                           Income Series       o Georgia
                                             Income Series                                          o Hawaii
                          International                                         High Yield Fund     o Michigan
                          Series             Affiliated Fund                                        o Minnesota
                                                                                Bond-Debenture Fund o Missouri
                          Mid-Cap                                                                   o New Jersey
                          Value Fund                                            Limited Duration    o New York
                                                                                U.S. Government     o Pennsylvania
                          Growth                                                Securities Series+  o Texas
                          Opportunities                                                             o Washington
                          Fund                                                  U.S. Government
                                                                                Securities Series+
                          Global Fund -
                          Equity Series


Finding the right mutual fund can be confusing. At Lord, Abbett & Co., we believe your investment professional provides value in helping you identify and understand your investment objectives and, ultimately, offering fund recom mendations suitable for your individual needs.

This publication, when used as sales literature, is to be distributed only if preceded or accompanied by a current prospectus for the fund(s) covered by this report.

For more complete information about any Lord Abbett fund, including risks, charges and ongoing expenses, call your investment professional or Lord Abbett Distributor LLC at 800-874-3733 for a prospectus. Read it carefully before investing.

The Lord Abbett Family of Funds lets you access more than 30 portfolios designed to meet a variety of investment needs.

DIVERSIFICATION. You and your investment professional can diversify your investments between equity and income funds.

FLEXIBILITY. As your investment goals change, your investment professional can help you reallocate your portfolio.

You may reallocate assets among our funds at any time. Speak with your investment professional to help you customize your investment plan.

NUMBERS TO KEEP HANDY
FOR  SHAREHOLDER  ACCOUNT OR  STATEMENT
INQUIRIES:  800-821-5129
FOR LITERATURE  ONLY:  800-874-3733
24-HOUR  AUTOMATED SHAREHOLDER SERVICE  LINE:  800-865-7582
VISIT OUR WEB SITE:  WWW.LORDABBETT.COM

*Lord Abbett Developing Growth Fund Classes A, B and C are closed to new investors.

 **Lord Abbett Securities Trust - Alpha Series is a fund of funds investing in shares of Lord Abbett Developing Growth Fund, Lord Abbett Research Fund - Small-Cap Value Series and Lord Abbett Securities Trust - International Series.

^ Lord Abbett Balanced Series is a fund of funds investing in shares of certain other Lord Abbett funds.

+ An investment in this Fund is neither insured nor guaranteed by the U.S. Government.

++ An investment in this Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. This Fund is managed to maintain, and has maintained its stable $1.00 price per share.


[Graphic Omitted]
LORD, ABBETT & CO.
Investment Management
A Tradition of Performance Through Disciplined Investing




Lord Abbett mutual fund shares are distributed by:

LORD ABBETT DISTRIBUTOR LLC
---------------------------                                          LATFI-2-999
The GM Building . 767 Fifth Avenue . New York, NY 10153-0203             (11/99)